MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Financial Statements

December 31, 2024

(With Report of Independent Registered Public Accounting Firm Thereon)

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Financial Statements

December 31, 2024

KPMG LLP

Suite 500

191 West Nationwide Blvd.

Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Minnesota Life Insurance Company and Policy Owners of Minnesota Life Individual Variable Universal Life Account:

Opinion on the Financial Statements

We have audited the accompanying statements of assets, liabilities, and policy owners' equity of the sub-accounts listed in the Appendix that comprise Minnesota Life Individual Variable Universal Life Account (the Separate Account) as of December 31, 2024, the related statements of operations for the year, the statements of changes in net assets for each of the years or periods indicated in the Appendix, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods presented in Note 7. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each sub-account as of December 31, 2024, the results of its operations for the year, the changes in its net assets for each of the years or periods indicated in the Appendix, and the financial highlights for each of the years or periods presented in Note 7, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We or our predecessor firms have served as the Separate Account's auditor since 2008.

Columbus, Ohio
March 21, 2025

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

Appendix – Minnesota Life Individual Variable Universal Life Account

Statement of assets, liabilities, and policy owners' equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended, except as denoted below.

AB VPS Dynamic Asset Allocation Portfolio – Class B Shares (AB VPS Dyn Asset Alloc Cl B)

AB VPS International Value Portfolio – Class A Shares (AB VPS Intl Value Cl A)

American Funds IS® Capital World Bond Fund – Class 1 Shares (Amer Funds IS Capital World Bond Cl 1)

American Funds IS® Capital World Bond Fund – Class 2 Shares (Amer Funds IS Capital World Bond Cl 2)
Statements of changes in net assets for the period from September 29, 2023 through December 31, 2023 and the year ended December 31, 2024.

American Funds IS® Global Small Capitalization Fund – Class 1 Shares (Amer Funds IS Global Small Cap Cl 1)

American Funds IS® Growth Fund – Class 1 Shares (Amer Funds IS Growth Cl 1)

American Funds IS® Growth-Income Fund – Class 1 Shares (Amer Funds IS Growth-Inc Cl 1)

American Funds IS® International Fund – Class 1 Shares (Amer Funds IS Intl Cl 1)

American Funds IS® New World Fund® – Class 1 Shares (Amer Funds IS New World Cl 1)

American Funds IS® U.S. Government Securities Fund – Class 1 Shares (Amer Funds IS US Govt Sec Cl 1)

BlackRock International Index V.I. Fund – Class I Shares (BlackRock Intl Index VI Cl I)

BlackRock Small Cap Index V.I. Fund – Class I Shares (BlackRock Small Cap Index VI Cl I)

Fidelity® VIP Bond Index Portfolio – Initial Class (Fidelity VIP Bond Index IC)

Fidelity® VIP Equity-Income Portfolio – Initial Class (Fidelity VIP Equity-Income IC)

Fidelity® VIP Mid Cap Portfolio – Initial Class (Fidelity VIP Mid Cap IC)

Franklin Templeton VIP Trust Franklin Small Cap Value VIP Fund – Class 1 (Franklin Small Cap Val VIP Cl 1)

Goldman Sachs VIT Government Money Market Portfolio – Service Shares (Goldman Sachs VIT Govt Money Market SS)

Invesco Oppenheimer V.I. International Growth Fund – Series I Shares (Invesco Opphmr VI Intl Growth Sr I)

Invesco V.I. American Value Fund – Series I Shares (Invesco VI American Value Sr I)

Invesco V.I. Comstock Fund – Series I Shares (Invesco VI Comstock Sr I)

Invesco V.I. Main Street Small Cap Fund – Series I Shares (Invesco VI MS Sm Cap Sr I)

Janus Aspen Series – Janus Henderson Balanced Portfolio – Institutional Shares (Janus Henderson Balanced IS)

Janus Aspen Series – Janus Henderson Flexible Bond – Institutional Shares (Janus Henderson Flexible Bond IS)

Janus Aspen Series – Janus Henderson Forty Portfolio – Institutional Shares (Janus Henderson Forty IS)

Janus Aspen Series – Janus Henderson Mid Cap Value Portfolio – Institutional Shares (Janus Henderson Mid Cap Val IS)

Janus Aspen Series – Janus Henderson Overseas Portfolio – Institutional Shares (Janus Henderson Overseas IS)

Janus Aspen Series – Janus Henderson Research Portfolio – Institutional Shares (Janus Henderson Research IS)

Legg Mason Partners Variable Equity Trust – ClearBridge Variable Small Cap Growth Portfolio – Class I Shares (ClearBridge Sm Cap Growth Cl I)

LVIP American Century Disciplined Core Value Fund – Standard Class II (LVIP Amer Century VP Dscplnd Core Val Std Cl II)

LVIP American Century Inflation Protection Fund – Standard Class II (LVIP Amer Century VP Infl Pro Std Cl II)

Macquarie VIP Asset Strategy Series – Service Class Shares (Macquarie VIP Asset Strategy Ser Cl)

Macquarie VIP Balanced Series – Service Class Shares (Macquarie VIP Balanced Ser Cl)

Macquarie VIP Core Equity Series – Service Class Shares (Macquarie VIP Core Equity Ser Cl)

Macquarie VIP Corporate Bond Series – Service Class Shares (Macquarie VIP Corporate Bond Ser Cl)

Macquarie VIP Energy Series – Service Class Shares (Macquarie VIP Energy Ser Cl)

Macquarie VIP Global Growth Series – Service Class Shares (Macquarie VIP Global Growth Ser Cl)

Macquarie VIP Growth Series – Service Class Shares (Macquarie VIP Growth Ser Cl)

Macquarie VIP High Income Series – Service Class Shares (Macquarie VIP High Income Ser Cl)

Macquarie VIP International Core Equity Series – Service Class Shares (Macquarie VIP Intl Core Equity Ser Cl)

Macquarie VIP Limited Term Bond Series – Service Class Shares (Macquarie VIP Limited Term Bond Ser Cl)

Macquarie VIP Mid Cap Growth Series – Service Class Shares (Macquarie VIP Mid Cap Growth Ser Cl)

Macquarie VIP Natural Resources Series – Service Class Shares (Macquarie VIP Natural Res Ser Cl)

Macquarie VIP Pathfinder Aggressive Series – Service Class Shares (Macquarie VIP Path Aggr Ser Cl)

Macquarie VIP Pathfinder Conservative Series – Service Class Shares (Macquarie VIP Path Conserv Ser Cl)

Macquarie VIP Pathfinder Moderate – Managed Volatility Series – Service Class Shares (Macquarie VIP Path Mod MV Ser Cl)

Macquarie VIP Pathfinder Moderate Series – Service Class Shares (Macquarie VIP Path Mod Ser Cl)

Macquarie VIP Pathfinder Moderately Aggressive Series – Service Class Shares (Macquarie VIP Path Mod Aggr Ser Cl)

Macquarie VIP Pathfinder Moderately Conservative Series – Service Class Shares (Macquarie VIP Path Mod Conserv Ser Cl)

Macquarie VIP Science and Technology Series – Service Class Shares (Macquarie VIP Science & Tech Ser Cl)

Macquarie VIP Small Cap Growth Series – Service Class Shares (Macquarie VIP Small Cap Growth Ser Cl)

Macquarie VIP Smid Cap Core Series – Service Class Shares (Macquarie VIP Smid Cap Core Ser Cl)

Appendix – Minnesota Life Individual Variable Universal Life Account – continued

Macquarie VIP Value Series – Service Class Shares (Macquarie VIP Value Ser Cl)

MFS® VIT – Mid Cap Growth Series – Initial Class (MFS VIT – Mid Cap Growth Ser IC)

MFS® VIT II – International Intrinsic Value Portfolio – Initial Class (MFS VIT II – Intl Intrinsic Val IC)

Morgan Stanley Variable Insurance Fund, Inc. – Morgan Stanley VIF Emerging Markets Equity Portfolio – Class II Shares (MorgStanley VIF Emg Mk Eq Cl 2)

Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class I Shares (Morningstar Aggr Growth ETF Cl I)

Morningstar Balanced ETF Asset Allocation Portfolio – Class I Shares (Morningstar Balanced ETF Cl I)

Morningstar Conservative ETF Asset Allocation Portfolio – Class I Shares (Morningstar Conservative ETF Cl I)

Morningstar Growth ETF Asset Allocation Portfolio – Class I Shares (Morningstar Growth ETF Cl I)

Morningstar Income and Growth Asset Allocation Portfolio – Class I Shares (Morningstar Inc & Gro Asset All Cl I)

Neuberger Berman Advisers Management Trust Sustainable Equity – I Class Shares (Neuberger Berman Sustain Eq Cl I)

Northern Lights VT TOPS® Managed Risk Flex ETF Portfolio (TOPS Mgd Risk Flex ETF)

PIMCO VIT – International Bond Portfolio (U.S. Dollar Hedged) Advisor Class Shares (PIMCO VIT Intl Bond USD-H Adv Cl)

PIMCO VIT – PIMCO Global Diversified Allocation Portfolio Advisor Class Shares (PIMCO VIT Global Div Alloc Adv Cl)

PIMCO VIT – PIMCO Low Duration Portfolio Institutional Class Shares (PIMCO VIT Low Duration IS)

PIMCO VIT – PIMCO Total Return Portfolio Institutional Shares (PIMCO VIT Total Return IS)

Putnam VT International Equity Fund – Class IA Shares (Putnam VT Intl Eq Cl IA)

Putnam VT International Value Fund – Class IA Shares (Putnam VT Intl Val Cl IA)

Putnam VT Large Cap Growth Fund – Class IA Shares (Putnam VT Lg Cap Growth Cl IA)

Putnam VT Large Cap Value Fund – Class IA Shares (Putnam VT Lg Cap Val Cl IA)

Securian Funds Trust – SFT Balanced Stabilization Fund (SFT Bal Stabilization)

Securian Funds Trust – SFT Core Bond Fund – Class 1 Shares (SFT Core Bond Cl 1)

Securian Funds Trust – SFT Equity Stabilization Fund (SFT Eq Stabilization)

Securian Funds Trust – SFT Government Money Market Fund (SFT Govt Money Market)

Securian Funds Trust – SFT Index 400 Mid-Cap Fund – Class 1 Shares (SFT Index 400 MC Cl 1)

Securian Funds Trust – SFT Index 500 Fund – Class 1 Shares (SFT Index 500 Cl 1)

Securian Funds Trust – SFT Macquarie Growth Fund (SFT Macquarie Growth)

Securian Funds Trust – SFT Macquarie Small Cap Growth Fund (SFT Macquarie Small Cap Growth)

Securian Funds Trust – SFT Real Estate Securities Fund – Class 1 Shares (SFT Real Estate Cl 1)

Securian Funds Trust – SFT T. Rowe Price Value Fund (SFT T. Rowe Price Value)

Securian Funds Trust – SFT Wellington Core Equity Fund – Class 1 Shares (SFT Wellington Core Equity Cl 1)

T. Rowe Price Health Sciences Portfolio – II Class (T. Rowe Price Health Science II Cl)

Vanguard® Variable Insurance Fund Balanced Portfolio (Vanguard VIF Balanced)

Vanguard® Variable Insurance Fund Capital Growth Portfolio (Vanguard VIF Capital Growth)

Vanguard® Variable Insurance Fund Diversified Value Portfolio (Vanguard VIF Diversified Value)

Vanguard® Variable Insurance Fund Equity Income Portfolio (Vanguard VIF Equity Income)

Vanguard® Variable Insurance Fund High Yield Bond Portfolio (Vanguard VIF High Yield Bond)

Vanguard® Variable Insurance Fund International Portfolio (Vanguard VIF International)

Vanguard® Variable Insurance Fund Money Market Portfolio (Vanguard VIF Money Market)

Vanguard® Variable Insurance Fund Short-Term Investment-Grade Portfolio (Vanguard VIF Short-Term Inv-Gr)

Vanguard® Variable Insurance Fund Small Company Growth Portfolio (Vanguard VIF Small Co Growth)

Vanguard® Variable Insurance Fund Total Bond Market Portfolio (Vanguard VIF Total Bond Market)

Vanguard® Variable Insurance Fund Total Stock Market Index Portfolio (Vanguard VIF Total Stock Market)

Minnesota Life Individual Variable Universal Life Account
Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2024

	Segregated Sub-Accounts*
	AB VPS Dyn Asset Alloc Cl B	AB VPS Intl Value Cl A	Amer Funds IS Capital World Bond Cl 1	Amer Funds IS Capital World Bond Cl 2	Amer Funds IS Global Small Cap Cl 1
Assets
Investments at net asset value	$15,892,961	$3,193,567	$5,835,434	$205,896	$6,487,753
Dividend receivable	–	–	–	–	–
Receivable from Minnesota Life for policy purchase payments	2,114	3,111	15	–	1,322
Receivable for investments sold	–	–	–	–	–
Total assets	15,895,075	3,196,678	5,835,449	205,896	6,489,075
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	–	–	–	–	–
Payable for investments purchased	2,114	3,111	15	–	1,322
Total liabilities	2,114	3,111	15	–	1,322
Net assets applicable to policy owners	$15,892,961	$3,193,567	$5,835,434	$205,896	$6,487,753
Policy Owners' Equity
Total policy owners' equity	$15,892,961	$3,193,567	$5,835,434	$205,896	$6,487,753
Investment shares	1,635,078	211,215	605,964	21,628	357,452
Investments at cost	$17,253,155	$2,899,958	$6,092,170	$209,285	$6,866,482

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2024

	Segregated Sub-Accounts*
	Amer Funds IS Growth Cl 1	Amer Funds IS Growth- Inc Cl 1	Amer Funds IS Intl Cl 1	Amer Funds IS New World Cl 1	Amer Funds IS US Govt Sec Cl 1
Assets
Investments at net asset value	$62,348,724	$25,442,570	$11,519,209	$13,228,310	$2,576,805
Dividend receivable	–	–	–	–	–
Receivable from Minnesota Life for policy purchase payments	–	3,180	241	10,308	20
Receivable for investments sold	284,985	–	–	–	–
Total assets	62,633,709	25,445,750	11,519,450	13,238,618	2,576,825
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	284,985	–	–	–	–
Payable for investments purchased	–	3,180	241	10,308	20
Total liabilities	284,985	3,180	241	10,308	20
Net assets applicable to policy owners	$62,348,724	$25,442,570	$11,519,209	$13,228,310	$2,576,805
Policy Owners' Equity
Total policy owners' equity	$62,348,724	$25,442,570	$11,519,209	$13,228,310	$2,576,805
Investment shares	489,125	365,607	645,696	496,000	268,697
Investments at cost	$46,905,745	$21,545,184	$11,963,364	$13,172,496	$2,738,524

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2024

	Segregated Sub-Accounts*
	BlackRock Intl Index VI Cl I	BlackRock Small Cap Index VI Cl I	ClearBridge Sm Cap Growth Cl I	Fidelity VIP Bond Index IC	Fidelity VIP Equity- Income IC
Assets
Investments at net asset value	$7,766,794	$11,654,710	$6,083,491	$3,440,720	$14,637,115
Dividend receivable	–	–	–	–	–
Receivable from Minnesota Life for policy purchase payments	14	8,512	78	3,110	3,142
Receivable for investments sold	–	–	–	–	–
Total assets	7,766,808	11,663,222	6,083,569	3,443,830	14,640,257
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	–	–	–	–	–
Payable for investments purchased	14	8,512	78	3,110	3,142
Total liabilities	14	8,512	78	3,110	3,142
Net assets applicable to policy owners	$7,766,794	$11,654,710	$6,083,491	$3,440,720	$14,637,115
Policy Owners' Equity
Total policy owners' equity	$7,766,794	$11,654,710	$6,083,491	$3,440,720	$14,637,115
Investment shares	756,997	989,364	219,700	361,800	550,474
Investments at cost	$7,556,063	$11,316,584	$6,053,683	$3,495,020	$13,539,989

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2024

	Segregated Sub-Accounts*
	Fidelity VIP Mid Cap IC	Franklin Small Cap Val VIP Cl 1	Goldman Sachs VIT Govt Money Market SS	Invesco Opphmr VI Intl Growth Sr I	Invesco VI American Value Sr I
Assets
Investments at net asset value	$26,945,488	$27,759,130	$666,378	$2,661,933	$4,354,617
Dividend receivable	–	–	–	–	–
Receivable from Minnesota Life for policy purchase payments	7,727	147,926	–	3,216	259
Receivable for investments sold	–	–	–	–	–
Total assets	26,953,215	27,907,056	666,378	2,665,149	4,354,876
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	–	–	–	–	–
Payable for investments purchased	7,727	147,926	–	3,216	259
Total liabilities	7,727	147,926	–	3,216	259
Net assets applicable to policy owners	$26,945,488	$27,759,130	$666,378	$2,661,933	$4,354,617
Policy Owners' Equity
Total policy owners' equity	$26,945,488	$27,759,130	$666,378	$2,661,933	$4,354,617
Investment shares	717,398	1,811,954	666,378	1,446,703	246,581
Investments at cost	$26,382,838	$25,738,804	$666,378	$3,019,436	$3,715,223

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2024

	Segregated Sub-Accounts*
	Invesco VI Comstock Sr I	Invesco VI MS Sm Cap Sr I	Janus Henderson Balanced IS	Janus Henderson Flexible Bond IS	Janus Henderson Forty IS
Assets
Investments at net asset value	$3,916,794	$4,166,059	$27,370,642	$3,191,505	$7,801,061
Dividend receivable	–	–	–	–	–
Receivable from Minnesota Life for policy purchase payments	14	265	–	237	3,056
Receivable for investments sold	–	–	236,164	–	–
Total assets	3,916,808	4,166,324	27,606,806	3,191,742	7,804,117
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	–	–	236,164	–	–
Payable for investments purchased	14	265	–	237	3,056
Total liabilities	14	265	236,164	237	3,056
Net assets applicable to policy owners	$3,916,794	$4,166,059	$27,370,642	$3,191,505	$7,801,061
Policy Owners' Equity
Total policy owners' equity	$3,916,794	$4,166,059	$27,370,642	$3,191,505	$7,801,061
Investment shares	189,034	142,429	534,374	327,334	135,954
Investments at cost	$3,656,939	$3,752,037	$24,546,038	$3,295,158	$5,763,585

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2024

	Segregated Sub-Accounts*
	Janus Henderson Mid Cap Val IS	Janus Henderson Overseas IS	Janus Henderson Research IS	LVIP Amer Century VP Dscplnd Core Val Std Cl II	LVIP Amer Century VP Infl Pro Std Cl II
Assets
Investments at net asset value	$5,831,994	$7,163,709	$6,385,624	$2,567,704	$1,981,915
Dividend receivable	–	–	–	–	–
Receivable from Minnesota Life for policy purchase payments	6,675	5,347	10,586	10	10
Receivable for investments sold	–	–	–	–	–
Total assets	5,838,669	7,169,056	6,396,210	2,567,714	1,981,925
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	–	–	–	–	–
Payable for investments purchased	6,675	5,347	10,586	10	10
Total liabilities	6,675	5,347	10,586	10	10
Net assets applicable to policy owners	$5,831,994	$7,163,709	$6,385,624	$2,567,704	$1,981,915
Policy Owners' Equity
Total policy owners' equity	$5,831,994	$7,163,709	$6,385,624	$2,567,704	$1,981,915
Investment shares	313,380	163,108	107,502	299,790	215,707
Investments at cost	$5,422,567	$5,881,723	$4,283,766	$2,375,542	$2,133,144

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2024

	Segregated Sub-Accounts*
	Macquarie VIP Asset Strategy Ser Cl	Macquarie VIP Balanced Ser Cl	Macquarie VIP Core Equity Ser Cl	Macquarie VIP Corporate Bond Ser Cl	Macquarie VIP Energy Ser Cl
Assets
Investments at net asset value	$12,691,681	$697,184	$7,762,815	$741,396	$452,808
Dividend receivable	–	–	–	–	–
Receivable from Minnesota Life for policy purchase payments	52	10	36	10	22
Receivable for investments sold	–	–	–	–	–
Total assets	12,691,733	697,194	7,762,851	741,406	452,830
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	–	–	–	–	–
Payable for investments purchased	52	10	36	10	22
Total liabilities	52	10	36	10	22
Net assets applicable to policy owners	$12,691,681	$697,184	$7,762,815	$741,396	$452,808
Policy Owners' Equity
Total policy owners' equity	$12,691,681	$697,184	$7,762,815	$741,396	$452,808
Investment shares	1,366,166	113,179	540,963	159,440	96,754
Investments at cost	$12,413,662	$694,902	$6,748,783	$820,910	$313,781

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2024

	Segregated Sub-Accounts*
	Macquarie VIP Global Growth Ser Cl	Macquarie VIP Growth Ser Cl	Macquarie VIP High Income Ser Cl	Macquarie VIP Intl Core Equity Ser Cl	Macquarie VIP Limited Term Bond Ser Cl
Assets
Investments at net asset value	$6,789,804	$9,427,054	$1,263,009	$6,978,626	$186,471
Dividend receivable	–	–	–	–	–
Receivable from Minnesota Life for policy purchase payments	32	60	21	314	10
Receivable for investments sold	–	–	–	–	–
Total assets	6,789,836	9,427,114	1,263,030	6,978,940	186,481
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	–	–	–	–	–
Payable for investments purchased	32	60	21	314	10
Total liabilities	32	60	21	314	10
Net assets applicable to policy owners	$6,789,804	$9,427,054	$1,263,009	$6,978,626	$186,471
Policy Owners' Equity
Total policy owners' equity	$6,789,804	$9,427,054	$1,263,009	$6,978,626	$186,471
Investment shares	1,860,220	881,857	431,061	422,435	39,675
Investments at cost	$6,358,823	$8,690,273	$1,373,061	$6,616,382	$191,061

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2024

	Segregated Sub-Accounts*
	Macquarie VIP Mid Cap Growth Ser Cl	Macquarie VIP Natural Res Ser Cl	Macquarie VIP Path Aggr Ser Cl	Macquarie VIP Path Conserv Ser Cl	Macquarie VIP Path Mod Aggr Ser Cl
Assets
Investments at net asset value	$10,017,661	$3,072,420	$8,534,583	$264,261	$14,097,340
Dividend receivable	–	–	–	–	–
Receivable from Minnesota Life for policy purchase payments	–	10	220	1	2,683
Receivable for investments sold	73,662	–	–	–	–
Total assets	10,091,323	3,072,430	8,534,803	264,262	14,100,023
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	73,662	–	–	–	–
Payable for investments purchased	–	10	220	1	2,683
Total liabilities	73,662	10	220	1	2,683
Net assets applicable to policy owners	$10,017,661	$3,072,420	$8,534,583	$264,261	$14,097,340
Policy Owners' Equity
Total policy owners' equity	$10,017,661	$3,072,420	$8,534,583	$264,261	$14,097,340
Investment shares	1,008,828	690,431	2,102,114	61,743	3,380,657
Investments at cost	$10,284,143	$2,671,352	$8,864,160	$282,556	$15,166,996

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2024

	Segregated Sub-Accounts*
	Macquarie VIP Path Mod Conserv Ser Cl	Macquarie VIP Path Mod MV Ser Cl	Macquarie VIP Path Mod Ser Cl	Macquarie VIP Science & Tech Ser Cl	Macquarie VIP Small Cap Growth Ser Cl
Assets
Investments at net asset value	$610,569	$13,266,040	$4,527,518	$37,947,740	$2,062,407
Dividend receivable	–	–	–	–	–
Receivable from Minnesota Life for policy purchase payments	2	2,058	15	3,962	16
Receivable for investments sold	–	–	–	–	–
Total assets	610,571	13,268,098	4,527,533	37,951,702	2,062,423
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	–	–	–	–	–
Payable for investments purchased	2	2,058	15	3,962	16
Total liabilities	2	2,058	15	3,962	16
Net assets applicable to policy owners	$610,569	$13,266,040	$4,527,518	$37,947,740	$2,062,407
Policy Owners' Equity
Total policy owners' equity	$610,569	$13,266,040	$4,527,518	$37,947,740	$2,062,407
Investment shares	144,002	3,099,542	1,096,251	1,304,494	313,913
Investments at cost	$658,121	$15,058,260	$5,030,365	$30,450,279	$2,304,759

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2024

	Segregated Sub-Accounts*
	Macquarie VIP Smid Cap Core Ser Cl	Macquarie VIP Value Ser Cl	MFS VIT - Mid Cap Growth Ser IC	MFS VIT II - Intl Intrinsic Val IC	MorgStanley VIF Emg Mk Eq Cl 2
Assets
Investments at net asset value	$3,789,041	$1,273,067	$5,444,374	$16,398,576	$8,851,556
Dividend receivable	–	–	–	–	–
Receivable from Minnesota Life for policy purchase payments	31	4	394	–	752
Receivable for investments sold	–	–	–	43,214	–
Total assets	3,789,072	1,273,071	5,444,768	16,441,790	8,852,308
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	–	–	–	43,214	–
Payable for investments purchased	31	4	394	–	752
Total liabilities	31	4	394	43,214	752
Net assets applicable to policy owners	$3,789,041	$1,273,067	$5,444,374	$16,398,576	$8,851,556
Policy Owners' Equity
Total policy owners' equity	$3,789,041	$1,273,067	$5,444,374	$16,398,576	$8,851,556
Investment shares	289,240	272,023	591,780	550,472	647,517
Investments at cost	$3,579,079	$1,520,233	$5,134,571	$16,711,548	$9,179,751

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2024

	Segregated Sub-Accounts*
	Morningstar Aggr Growth ETF Cl I	Morningstar Balanced ETF Cl I	Morningstar Conservative ETF Cl I	Morningstar Growth ETF Cl I	Morningstar Inc & Gro Asset All Cl I
Assets
Investments at net asset value	$109,480,887	$25,481,869	$4,131,375	$103,604,174	$6,639,641
Dividend receivable	–	–	–	–	–
Receivable from Minnesota Life for policy purchase payments	34,681	52	5,201	6,121	219
Receivable for investments sold	–	–	–	–	–
Total assets	109,515,568	25,481,921	4,136,576	103,610,295	6,639,860
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	–	–	–	–	–
Payable for investments purchased	34,681	52	5,201	6,121	219
Total liabilities	34,681	52	5,201	6,121	219
Net assets applicable to policy owners	$109,480,887	$25,481,869	$4,131,375	$103,604,174	$6,639,641
Policy Owners' Equity
Total policy owners' equity	$109,480,887	$25,481,869	$4,131,375	$103,604,174	$6,639,641
Investment shares	7,022,507	2,320,753	402,668	8,190,053	690,910
Investments at cost	$91,606,333	$24,755,278	$4,199,903	$93,935,480	$6,635,643

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2024

	Segregated Sub-Accounts*
	Neuberger Berman Sustain Eq Cl I	PIMCO VIT Global Div Alloc Adv Cl	PIMCO VIT Intl Bond USD-H Adv Cl	PIMCO VIT Low Duration IS	PIMCO VIT Total Return IS
Assets
Investments at net asset value	$2,871,729	$12,885,927	$1,314,892	$1,988,659	$6,539,190
Dividend receivable	–	–	–	–	–
Receivable from Minnesota Life for policy purchase payments	19	2,231	29	10	3,101
Receivable for investments sold	–	–	–	–	–
Total assets	2,871,748	12,888,158	1,314,921	1,988,669	6,542,291
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	–	–	–	–	–
Payable for investments purchased	19	2,231	29	10	3,101
Total liabilities	19	2,231	29	10	3,101
Net assets applicable to policy owners	$2,871,729	$12,885,927	$1,314,892	$1,988,659	$6,539,190
Policy Owners' Equity
Total policy owners' equity	$2,871,729	$12,885,927	$1,314,892	$1,988,659	$6,539,190
Investment shares	71,919	2,013,426	131,489	206,292	723,362
Investments at cost	$2,187,179	$16,092,996	$1,293,669	$1,968,220	$6,715,407

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2024

	Segregated Sub-Accounts*
	Putnam VT Intl Eq Cl IA	Putnam VT Intl Val Cl IA	Putnam VT Lg Cap Growth Cl IA	Putnam VT Lg Cap Val Cl IA	SFT Bal Stabilization
Assets
Investments at net asset value	$1,098,812	$1,934,077	$9,445,913	$12,099,751	$37,651,098
Dividend receivable	–	–	–	–	–
Receivable from Minnesota Life for policy purchase payments	112	10	18	206,381	1,841
Receivable for investments sold	–	–	–	–	–
Total assets	1,098,924	1,934,087	9,445,931	12,306,132	37,652,939
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	–	–	–	–	–
Payable for investments purchased	112	10	18	206,381	1,841
Total liabilities	112	10	18	206,381	1,841
Net assets applicable to policy owners	$1,098,812	$1,934,077	$9,445,913	$12,099,751	$37,651,098
Policy Owners' Equity
Total policy owners' equity	$1,098,812	$1,934,077	$9,445,913	$12,099,751	$37,651,098
Investment shares	70,392	158,271	525,649	367,327	1,549,682
Investments at cost	$1,006,650	$1,774,930	$6,655,167	$10,883,545	$23,884,906

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2024

	Segregated Sub-Accounts*
	SFT Core Bond Cl 1	SFT Eq Stabilization	SFT Govt Money Market	SFT Index 400 MC Cl 1	SFT Index 500 Cl 1
Assets
Investments at net asset value	$10,445,676	$19,471,802	$5,967,256	$44,201,285	$223,736,138
Dividend receivable	–	–	–	–	–
Receivable from Minnesota Life for policy purchase payments	2,896	5,793	7,228	28,353	636,005
Receivable for investments sold	–	–	–	–	–
Total assets	10,448,572	19,477,595	5,974,484	44,229,638	224,372,143
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	–	–	–	–	–
Payable for investments purchased	2,896	5,793	7,228	28,353	636,005
Total liabilities	2,896	5,793	7,228	28,353	636,005
Net assets applicable to policy owners	$10,445,676	$19,471,802	$5,967,256	$44,201,285	$223,736,138
Policy Owners' Equity
Total policy owners' equity	$10,445,676	$19,471,802	$5,967,256	$44,201,285	$223,736,138
Investment shares	4,128,512	1,267,183	5,967,256	4,974,731	8,623,511
Investments at cost	$10,248,030	$15,972,281	$5,967,256	$33,147,216	$162,289,287

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2024

	Segregated Sub-Accounts*
	SFT Macquarie Growth	SFT Macquarie Small Cap Growth	SFT Real Estate Cl 1	SFT T. Rowe Price Value	SFT Wellington Core Equity Cl 1
Assets
Investments at net asset value	$12,530,249	$7,939,846	$15,848,117	$15,619,270	$7,114,132
Dividend receivable	–	–	–	–	–
Receivable from Minnesota Life for policy purchase payments	7,970	–	–	24,231	1,010
Receivable for investments sold	–	5,816	185	–	–
Total assets	12,538,219	7,945,662	15,848,302	15,643,501	7,115,142
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	–	5,816	185	–	–
Payable for investments purchased	7,970	–	–	24,231	1,010
Total liabilities	7,970	5,816	185	24,231	1,010
Net assets applicable to policy owners	$12,530,249	$7,939,846	$15,848,117	$15,619,270	$7,114,132
Policy Owners' Equity
Total policy owners' equity	$12,530,249	$7,939,846	$15,848,117	$15,619,270	$7,114,132
Investment shares	270,389	315,362	2,254,779	612,595	209,697
Investments at cost	$8,218,588	$7,103,570	$13,946,363	$12,365,858	$5,280,719

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2024

	Segregated Sub-Accounts*
	T. Rowe Price Health Science II Cl	TOPS Mgd Risk Flex ETF	Vanguard VIF Balanced	Vanguard VIF Capital Growth	Vanguard VIF Diversified Value
Assets
Investments at net asset value	$1,580,847	$14,754,365	$39,451,547	$41,360,456	$26,009,133
Dividend receivable	–	–	–	–	–
Receivable from Minnesota Life for policy purchase payments	19	2,105	6,814	20,948	6,262
Receivable for investments sold	–	–	–	–	–
Total assets	1,580,866	14,756,470	39,458,361	41,381,404	26,015,395
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	–	–	–	–	–
Payable for investments purchased	19	2,105	6,814	20,948	6,262
Total liabilities	19	2,105	6,814	20,948	6,262
Net assets applicable to policy owners	$1,580,847	$14,754,365	$39,451,547	$41,360,456	$26,009,133
Policy Owners' Equity
Total policy owners' equity	$1,580,847	$14,754,365	$39,451,547	$41,360,456	$26,009,133
Investment shares	33,197	1,171,911	1,592,715	811,945	1,562,110
Investments at cost	$1,780,564	$13,732,749	$37,074,861	$34,744,744	$22,933,806

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2024

	Segregated Sub-Accounts*
	Vanguard VIF Equity Income	Vanguard VIF High Yield Bond	Vanguard VIF International	Vanguard VIF Money Market	Vanguard VIF Short- Term Inv-Gr
Assets
Investments at net asset value	$30,910,331	$9,886,698	$45,802,998	$355,254	$7,637,227
Dividend receivable	–	–	–	42	–
Receivable from Minnesota Life for policy purchase payments	542	155	–	–	2,692
Receivable for investments sold	–	–	18,312	–	–
Total assets	30,910,873	9,886,853	45,821,310	355,296	7,639,919
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	–	–	18,312	–	–
Payable for investments purchased	542	155	–	–	2,692
Total liabilities	542	155	18,312	–	2,692
Net assets applicable to policy owners	$30,910,331	$9,886,698	$45,802,998	$355,296	$7,637,227
Policy Owners' Equity
Total policy owners' equity	$30,910,331	$9,886,698	$45,802,998	$355,296	$7,637,227
Investment shares	1,233,453	1,336,040	1,789,180	355,254	732,939
Investments at cost	$28,789,277	$9,730,335	$48,571,798	$355,254	$7,473,074

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2024

	Segregated Sub-Accounts*
	Vanguard VIF Small Co Growth	Vanguard VIF Total Bond Market	Vanguard VIF Total Stock Market
Assets
Investments at net asset value	$37,794,681	$21,554,908	$76,439,218
Dividend receivable	–	–	–
Receivable from Minnesota Life for policy purchase payments	17,476	–	8,149
Receivable for investments sold	–	116,893	–
Total assets	37,812,157	21,671,801	76,447,367
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	–	116,893	–
Payable for investments purchased	17,476	–	8,149
Total liabilities	17,476	116,893	8,149
Net assets applicable to policy owners	$37,794,681	$21,554,908	$76,439,218
Policy Owners' Equity
Total policy owners' equity	$37,794,681	$21,554,908	$76,439,218
Investment shares	1,937,195	2,060,699	1,361,097
Investments at cost	$36,997,607	$22,247,448	$64,215,200

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Operations

Year ended December 31, 2024

	Segregated Sub-Accounts*
	AB VPS Dyn Asset Alloc Cl B	AB VPS Intl Value Cl A	Amer Funds IS Capital World Bond Cl 1	Amer Funds IS Capital World Bond Cl 2	Amer Funds IS Global Small Cap Cl 1
Net investment income (loss)
Dividend income	$166,081	$83,586	$150,093	$4,527	$72,757
Unit value credit (Note 3)	11,709	–	–	–	–
Net investment income (loss)	177,790	83,586	150,093	4,527	72,757
Net realized and unrealized gains (losses) on investments
Capital gain distributions	–	–	–	–	192,651
Net realized gain (loss) on shares redeemed	(147,398)	23,314	(27,962)	397	(318,005)
Net change in unrealized appreciation (depreciation) on investments	1,404,215	31,216	(266,439)	(10,582)	190,863
Net gains (losses) on investments	1,256,817	54,530	(294,401)	(10,185)	65,509
Net increase (decrease) in net assets resulting from operations	$1,434,607	$138,116	$(144,308)	$(5,658)	$138,266
	Segregated Sub-Accounts*
	Amer Funds IS Growth Cl 1	Amer Funds IS Growth- Inc Cl 1	Amer Funds IS Intl Cl 1	Amer Funds IS New World Cl 1	Amer Funds IS US Govt Sec Cl 1
Net investment income (loss)
Dividend income	$310,204	$302,064	$164,034	$206,477	$110,374
Unit value credit (Note 3)	–	–	–	–	–
Net investment income (loss)	310,204	302,064	164,034	206,477	110,374
Net realized and unrealized gains (losses) on investments
Capital gain distributions	1,090,150	846,647	–	51,965	–
Net realized gain (loss) on shares redeemed	(125,026)	76,196	(495,018)	(21,057)	(27,299)
Net change in unrealized appreciation (depreciation) on investments	12,502,636	2,990,142	546,242	454,444	(62,156)
Net gains (losses) on investments	13,467,760	3,912,985	51,224	485,352	(89,455)
Net increase (decrease) in net assets resulting from operations	$13,777,964	$4,215,049	$215,258	$691,829	$20,919

*  See Note 1 for the full name of each segregated Sub-Account.
(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Operations

Year ended December 31, 2024

	Segregated Sub-Accounts*
	BlackRock Intl Index VI Cl I	BlackRock Small Cap Index VI Cl I	ClearBridge Sm Cap Growth Cl I	Fidelity VIP Bond Index IC	Fidelity VIP Equity- Income IC
Net investment income (loss)
Dividend income	$247,283	$203,605	$–	$89,709	$254,494
Unit value credit (Note 3)	1,416	1,927	3,900	500	3,982
Net investment income (loss)	248,699	205,532	3,900	90,209	258,476
Net realized and unrealized gains (losses) on investments
Capital gain distributions	–	594,706	206,230	–	819,145
Net realized gain (loss) on shares redeemed	659	(92,911)	(126,678)	(8,198)	37,203
Net change in unrealized appreciation (depreciation) on investments	(89,062)	396,022	213,120	(50,713)	650,629
Net gains (losses) on investments	(88,403)	897,817	292,672	(58,911)	1,506,977
Net increase (decrease) in net assets resulting from operations	$160,296	$1,103,349	$296,572	$31,298	$1,765,453
	Segregated Sub-Accounts*
	Fidelity VIP Mid Cap IC	Franklin Small Cap Val VIP Cl 1	Goldman Sachs VIT Govt Money Market SS	Invesco Opphmr VI Intl Growth Sr I	Invesco VI American Value Sr I
Net investment income (loss)
Dividend income	$142,635	$279,184	$21,339	$17,817	$39,048
Unit value credit (Note 3)	6,993	10,246	–	996	1,505
Net investment income (loss)	149,628	289,430	21,339	18,813	40,553
Net realized and unrealized gains (losses) on investments
Capital gain distributions	3,248,239	550,523	–	182,717	90,531
Net realized gain (loss) on shares redeemed	17,828	(158,146)	–	(46,119)	(292,389)
Net change in unrealized appreciation (depreciation) on investments	60,750	2,354,514	–	(221,135)	1,109,649
Net gains (losses) on investments	3,326,817	2,746,891	–	(84,537)	907,791
Net increase (decrease) in net assets resulting from operations	$3,476,445	$3,036,321	$21,339	$(65,724)	$948,344

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Operations

Year ended December 31, 2024

	Segregated Sub-Accounts*
	Invesco VI Comstock Sr I	Invesco VI MS Sm Cap Sr I	Janus Henderson Balanced IS	Janus Henderson Flexible Bond IS	Janus Henderson Forty IS
Net investment income (loss)
Dividend income	$66,862	$–	$497,885	$149,739	$7,223
Unit value credit (Note 3)	1,484	3,625	–	–	–
Net investment income (loss)	68,346	3,625	497,885	149,739	7,223
Net realized and unrealized gains (losses) on investments
Capital gain distributions	270,317	141,828	–	–	376,988
Net realized gain (loss) on shares redeemed	(32,144)	(61,637)	108,256	(16,791)	(21,069)
Net change in unrealized appreciation (depreciation) on investments	187,332	338,851	2,312,828	(75,135)	1,242,216
Net gains (losses) on investments	425,505	419,042	2,421,084	(91,926)	1,598,135
Net increase (decrease) in net assets resulting from operations	$493,851	$422,667	$2,918,969	$57,813	$1,605,358
	Segregated Sub-Accounts*
	Janus Henderson Mid Cap Val IS	Janus Henderson Overseas IS	Janus Henderson Research IS	LVIP Amer Century VP Dscplnd Core Val Std Cl II	LVIP Amer Century VP Infl Pro Std Cl II
Net investment income (loss)
Dividend income	$48,007	$96,467	$1,665	$31,604	$76,370
Unit value credit (Note 3)	–	–	–	–	–
Net investment income (loss)	48,007	96,467	1,665	31,604	76,370
Net realized and unrealized gains (losses) on investments
Capital gain distributions	212,265	–	158,385	–	–
Net realized gain (loss) on shares redeemed	12,385	68,315	182,689	(41,856)	(12,528)
Net change in unrealized appreciation (depreciation) on investments	240,897	158,809	1,299,893	270,759	(31,445)
Net gains (losses) on investments	465,547	227,124	1,640,967	228,903	(43,973)
Net increase (decrease) in net assets resulting from operations	$513,554	$323,591	$1,642,632	$260,507	$32,397

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Operations

Year ended December 31, 2024

	Segregated Sub-Accounts*
	Macquarie VIP Asset Strategy Ser Cl	Macquarie VIP Balanced Ser Cl	Macquarie VIP Core Equity Ser Cl	Macquarie VIP Corporate Bond Ser Cl	Macquarie VIP Energy Ser Cl
Net investment income (loss)
Dividend income	$239,437	$8,791	$23,488	$20,924	$13,154
Unit value credit (Note 3)	14,842	812	8,248	853	540
Net investment income (loss)	254,279	9,603	31,736	21,777	13,694
Net realized and unrealized gains (losses) on investments
Capital gain distributions	481,643	–	689,431	–	–
Net realized gain (loss) on shares redeemed	95,125	(12,095)	42,021	(2,589)	19,554
Net change in unrealized appreciation (depreciation) on investments	578,460	98,935	729,732	(865)	(58,994)
Net gains (losses) on investments	1,155,228	86,840	1,461,184	(3,454)	(39,440)
Net increase (decrease) in net assets resulting from operations	$1,409,507	$96,443	$1,492,920	$18,323	$(25,746)
	Segregated Sub-Accounts*
	Macquarie VIP Global Growth Ser Cl	Macquarie VIP Growth Ser Cl	Macquarie VIP High Income Ser Cl	Macquarie VIP Intl Core Equity Ser Cl	Macquarie VIP Limited Term Bond Ser Cl
Net investment income (loss)
Dividend income	$52,512	$–	$76,362	$83,265	$8,364
Unit value credit (Note 3)	6,781	10,728	1,465	8,159	222
Net investment income (loss)	59,293	10,728	77,827	91,424	8,586
Net realized and unrealized gains (losses) on investments
Capital gain distributions	42,730	1,130,681	–	15,072	–
Net realized gain (loss) on shares redeemed	(18,514)	(48,841)	(22,897)	(15,891)	(707)
Net change in unrealized appreciation (depreciation) on investments	713,897	788,617	18,806	141,310	196
Net gains (losses) on investments	738,113	1,870,457	(4,091)	140,491	(511)
Net increase (decrease) in net assets resulting from operations	$797,406	$1,881,185	$73,736	$231,915	$8,075

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Operations

Year ended December 31, 2024

	Segregated Sub-Accounts*
	Macquarie VIP Mid Cap Growth Ser Cl	Macquarie VIP Natural Res Ser Cl	Macquarie VIP Path Aggr Ser Cl	Macquarie VIP Path Conserv Ser Cl	Macquarie VIP Path Mod Aggr Ser Cl
Net investment income (loss)
Dividend income	$–	$178,625	$104,385	$4,375	$199,592
Unit value credit (Note 3)	11,111	3,826	10,511	304	16,508
Net investment income (loss)	11,111	182,451	114,896	4,679	216,100
Net realized and unrealized gains (losses) on investments
Capital gain distributions	258,636	–	41,190	2,683	–
Net realized gain (loss) on shares redeemed	(572,060)	10,534	(123,687)	(635)	(176,425)
Net change in unrealized appreciation (depreciation) on investments	473,394	(197,711)	887,747	12,742	1,285,745
Net gains (losses) on investments	159,970	(187,177)	805,250	14,790	1,109,320
Net increase (decrease) in net assets resulting from operations	$171,081	$(4,726)	$920,146	$19,469	$1,325,420
	Segregated Sub-Accounts*
	Macquarie VIP Path Mod Conserv Ser Cl	Macquarie VIP Path Mod MV Ser Cl	Macquarie VIP Path Mod Ser Cl	Macquarie VIP Science & Tech Ser Cl	Macquarie VIP Small Cap Growth Ser Cl
Net investment income (loss)
Dividend income	$10,886	$171,647	$68,858	$–	$–
Unit value credit (Note 3)	777	9,070	5,318	38,987	2,382
Net investment income (loss)	11,663	180,717	74,176	38,987	2,382
Net realized and unrealized gains (losses) on investments
Capital gain distributions	–	–	–	939,882	–
Net realized gain (loss) on shares redeemed	(17,914)	(156,444)	(25,502)	(838,894)	(12,797)
Net change in unrealized appreciation (depreciation) on investments	61,692	948,316	341,120	8,097,403	270,498
Net gains (losses) on investments	43,778	791,872	315,618	8,198,391	257,701
Net increase (decrease) in net assets resulting from operations	$55,441	$972,589	$389,794	$8,237,378	$260,083

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Operations

Year ended December 31, 2024

	Segregated Sub-Accounts*
	Macquarie VIP Smid Cap Core Ser Cl	Macquarie VIP Value Ser Cl	MFS VIT - Mid Cap Growth Ser IC	MFS VIT II - Intl Intrinsic Val IC	MorgStanley VIF Emg Mk Eq Cl 2
Net investment income (loss)
Dividend income	$9,738	$19,419	$–	$215,536	$111,547
Unit value credit (Note 3)	4,035	1,491	2,245	7,581	11,092
Net investment income (loss)	13,773	20,910	2,245	223,117	122,639
Net realized and unrealized gains (losses) on investments
Capital gain distributions	5,443	135,502	295,078	694,999	–
Net realized gain (loss) on shares redeemed	(51,578)	(2,734)	(169,941)	131,273	(5,482)
Net change in unrealized appreciation (depreciation) on investments	475,225	(79,196)	456,590	(113,454)	484,083
Net gains (losses) on investments	429,090	53,572	581,727	712,818	478,601
Net increase (decrease) in net assets resulting from operations	$442,863	$74,482	$583,972	$935,935	$601,240
	Segregated Sub-Accounts*
	Morningstar Aggr Growth ETF Cl I	Morningstar Balanced ETF Cl I	Morningstar Conservative ETF Cl I	Morningstar Growth ETF Cl I	Morningstar Inc & Gro Asset All Cl I
Net investment income (loss)
Dividend income	$1,576,720	$508,575	$101,542	$1,679,069	$171,493
Unit value credit (Note 3)	62,210	14,113	2,364	59,399	3,272
Net investment income (loss)	1,638,930	522,688	103,906	1,738,468	174,765
Net realized and unrealized gains (losses) on investments
Capital gain distributions	1,548,363	238,893	–	1,992,299	44,324
Net realized gain (loss) on shares redeemed	1,507,547	(248,400)	(40,924)	909,564	9,218
Net change in unrealized appreciation (depreciation) on investments	9,323,503	1,749,241	150,844	7,129,306	164,342
Net gains (losses) on investments	12,379,413	1,739,734	109,920	10,031,169	217,884
Net increase (decrease) in net assets resulting from operations	$14,018,343	$2,262,422	$213,826	$11,769,637	$392,649

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Operations

Year ended December 31, 2024

	Segregated Sub-Accounts*
	Neuberger Berman Sustain Eq Cl I	PIMCO VIT Global Div Alloc Adv Cl	PIMCO VIT Intl Bond USD-H Adv Cl	PIMCO VIT Low Duration IS	PIMCO VIT Total Return IS
Net investment income (loss)
Dividend income	$5,963	$576,051	$26,032	$72,192	$233,668
Unit value credit (Note 3)	–	7,050	–	–	–
Net investment income (loss)	5,963	583,101	26,032	72,192	233,668
Net realized and unrealized gains (losses) on investments
Capital gain distributions	128,456	–	–	–	–
Net realized gain (loss) on shares redeemed	30,333	(159,177)	6,797	(1,874)	(36,425)
Net change in unrealized appreciation (depreciation) on investments	386,195	624,392	13,703	9,665	(56,982)
Net gains (losses) on investments	544,984	465,215	20,500	7,791	(93,407)
Net increase (decrease) in net assets resulting from operations	$550,947	$1,048,316	$46,532	$79,983	$140,261
	Segregated Sub-Accounts*
	Putnam VT Intl Eq Cl IA	Putnam VT Intl Val Cl IA	Putnam VT Lg Cap Growth Cl IA	Putnam VT Lg Cap Val Cl IA	SFT Bal Stabilization
Net investment income (loss)
Dividend income	$20,726	$40,927	$6,709	$103,012	$–
Unit value credit (Note 3)	–	–	–	–	24,815
Net investment income (loss)	20,726	40,927	6,709	103,012	24,815
Net realized and unrealized gains (losses) on investments
Capital gain distributions	–	4,449	295,659	353,708	–
Net realized gain (loss) on shares redeemed	11,209	21,975	15,741	157,984	344,368
Net change in unrealized appreciation (depreciation) on investments	(13,122)	8,501	1,910,651	808,700	4,055,507
Net gains (losses) on investments	(1,913)	34,925	2,222,051	1,320,392	4,399,875
Net increase (decrease) in net assets resulting from operations	$18,813	$75,852	$2,228,760	$1,423,404	$4,424,690

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Operations

Year ended December 31, 2024

	Segregated Sub-Accounts*
	SFT Core Bond Cl 1	SFT Eq Stabilization	SFT Govt Money Market	SFT Index 400 MC Cl 1	SFT Index 500 Cl 1
Net investment income (loss)
Dividend income	$–	$–	$126,816	$–	$–
Unit value credit (Note 3)	1,910	13,213	2,009	8,142	54,270
Net investment income (loss)	1,910	13,213	128,825	8,142	54,270
Net realized and unrealized gains (losses) on investments
Capital gain distributions	–	–	–	–	–
Net realized gain (loss) on shares redeemed	20,993	187,485	–	1,167,644	5,232,116
Net change in unrealized appreciation (depreciation) on investments	56,690	1,528,196	–	3,877,978	32,693,193
Net gains (losses) on investments	77,683	1,715,681	–	5,045,622	37,925,309
Net increase (decrease) in net assets resulting from operations	$79,593	$1,728,894	$128,825	$5,053,764	$37,979,579
	Segregated Sub-Accounts*
	SFT Macquarie Growth	SFT Macquarie Small Cap Growth	SFT Real Estate Cl 1	SFT T. Rowe Price Value	SFT Wellington Core Equity Cl 1
Net investment income (loss)
Dividend income	$–	$–	$–	$–	$–
Unit value credit (Note 3)	13,193	8,724	4,519	16,965	3,764
Net investment income (loss)	13,193	8,724	4,519	16,965	3,764
Net realized and unrealized gains (losses) on investments
Capital gain distributions	–	–	–	–	–
Net realized gain (loss) on shares redeemed	610,330	98,769	249,635	318,706	173,183
Net change in unrealized appreciation (depreciation) on investments	1,665,176	821,648	658,598	1,432,961	1,173,246
Net gains (losses) on investments	2,275,506	920,417	908,233	1,751,667	1,346,429
Net increase (decrease) in net assets resulting from operations	$2,288,699	$929,141	$912,752	$1,768,632	$1,350,193

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Operations

Year ended December 31, 2024

	Segregated Sub-Accounts*
	T. Rowe Price Health Science II Cl	TOPS Mgd Risk Flex ETF	Vanguard VIF Balanced	Vanguard VIF Capital Growth	Vanguard VIF Diversified Value
Net investment income (loss)
Dividend income	$–	$370,674	$747,595	$414,158	$358,370
Unit value credit (Note 3)	–	9,977	–	–	–
Net investment income (loss)	–	380,651	747,595	414,158	358,370
Net realized and unrealized gains (losses) on investments
Capital gain distributions	146,421	180,106	1,616,905	757,020	1,295,319
Net realized gain (loss) on shares redeemed	32,598	76,038	19,653	573,471	(2,860)
Net change in unrealized appreciation (depreciation) on investments	(197,727)	220,580	2,288,897	2,787,810	1,502,232
Net gains (losses) on investments	(18,708)	476,724	3,925,455	4,118,301	2,794,691
Net increase (decrease) in net assets resulting from operations	$(18,708)	$857,375	$4,673,050	$4,532,459	$3,153,061
	Segregated Sub-Accounts*
	Vanguard VIF Equity Income	Vanguard VIF High Yield Bond	Vanguard VIF International	Vanguard VIF Money Market	Vanguard VIF Short- Term Inv-Gr
Net investment income (loss)
Dividend income	$755,288	$471,238	$477,970	$19,693	$179,659
Unit value credit (Note 3)	–	–	–	–	–
Net investment income (loss)	755,288	471,238	477,970	19,693	179,659
Net realized and unrealized gains (losses) on investments
Capital gain distributions	1,592,189	–	1,265,255	–	–
Net realized gain (loss) on shares redeemed	159,688	(35,666)	(379,020)	–	(6,585)
Net change in unrealized appreciation (depreciation) on investments	1,300,935	128,188	2,088,158	–	111,873
Net gains (losses) on investments	3,052,812	92,522	2,974,393	–	105,288
Net increase (decrease) in net assets resulting from operations	$3,808,100	$563,760	$3,452,363	$19,693	$284,947

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Operations

Year ended December 31, 2024

	Segregated Sub-Accounts*
	Vanguard VIF Small Co Growth	Vanguard VIF Total Bond Market	Vanguard VIF Total Stock Market
Net investment income (loss)
Dividend income	$173,093	$461,800	$737,889
Unit value credit (Note 3)	–	–	–
Net investment income (loss)	173,093	461,800	737,889
Net realized and unrealized gains (losses) on investments
Capital gain distributions	–	–	4,045,391
Net realized gain (loss) on shares redeemed	(488,313)	(66,434)	893,192
Net change in unrealized appreciation (depreciation) on investments	3,966,054	(101,068)	7,697,073
Net gains (losses) on investments	3,477,741	(167,502)	12,635,656
Net increase (decrease) in net assets resulting from operations	$3,650,834	$294,298	$13,373,545

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Changes in Net Assets

Years or Periods ended December 31, 2024 and 2023

	Segregated Sub-Accounts*
	AB VPS Dyn Asset Alloc Cl B	AB VPS Intl Value Cl A	Amer Funds IS Capital World Bond Cl 1	Amer Funds IS Capital World Bond Cl 2(a)	Amer Funds IS Global Small Cap Cl 1
Year or period ended December 31, 2023
Operations
Net investment income (loss)	$82,453	$21,401	$–	$–	$20,815
Net realized gains (losses) on investments	(206,321)	25,043	(53,936)	9	(129,422)
Net change in unrealized appreciation (depreciation) on investments	1,645,268	298,800	299,560	7,194	707,679
Net increase (decrease) in net assets resulting from operations	1,521,400	345,244	245,624	7,203	599,072
Policy transactions (Notes 3 and 6)
Policy purchase payments	1,247,189	352,723	2,909,975	181,983	1,719,471
Policy terminations, withdrawal payments and charges	(503,556)	(250,174)	(190,408)	(114)	(179,740)
Increase (decrease) in net assets from policy transactions	743,633	102,549	2,719,567	181,869	1,539,731
Increase (decrease) in net assets	2,265,033	447,793	2,965,191	189,072	2,138,803
Net assets at the beginning of year or period	10,852,433	2,264,571	2,116,618	–	2,758,133
Net assets at the end of year or period	$13,117,466	$2,712,364	$5,081,809	$189,072	$4,896,936
Year ended December 31, 2024
Operations
Net investment income (loss)	$177,790	$83,586	$150,093	$4,527	$72,757
Net realized gains (losses) on investments	(147,398)	23,314	(27,962)	397	(125,354)
Net change in unrealized appreciation (depreciation) on investments	1,404,215	31,216	(266,439)	(10,582)	190,863
Net increase (decrease) in net assets resulting from operations	1,434,607	138,116	(144,308)	(5,658)	138,266
Policy transactions (Notes 3 and 6)
Policy purchase payments	1,903,373	483,245	1,176,360	28,060	1,809,776
Policy terminations, withdrawal payments and charges	(562,485)	(140,158)	(278,427)	(5,578)	(357,225)
Increase (decrease) in net assets from policy transactions	1,340,888	343,087	897,933	22,482	1,452,551
Increase (decrease) in net assets	2,775,495	481,203	753,625	16,824	1,590,817
Net assets at the beginning of year	13,117,466	2,712,364	5,081,809	189,072	4,896,936
Net assets at the end of year	$15,892,961	$3,193,567	$5,835,434	$205,896	$6,487,753

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Changes in Net Assets

Years or Periods ended December 31, 2024 and 2023

	Segregated Sub-Accounts*
	Amer Funds IS Growth Cl 1	Amer Funds IS Growth- Inc Cl 1	Amer Funds IS Intl Cl 1	Amer Funds IS New World Cl 1	Amer Funds IS US Govt Sec Cl 1
Year or period ended December 31, 2023
Operations
Net investment income (loss)	$192,712	$211,838	$176,729	$151,724	$60,890
Net realized gains (losses) on investments	585,437	465,118	(143,045)	(69,610)	(12,750)
Net change in unrealized appreciation (depreciation) on investments	8,676,884	1,962,741	1,485,980	1,102,788	6,242
Net increase (decrease) in net assets resulting from operations	9,455,033	2,639,697	1,519,664	1,184,902	54,382
Policy transactions (Notes 3 and 6)
Policy purchase payments	12,141,753	6,572,257	2,839,088	2,636,103	969,311
Policy terminations, withdrawal payments and charges	(2,499,094)	(784,742)	(566,241)	(228,820)	(45,787)
Increase (decrease) in net assets from policy transactions	9,642,659	5,787,515	2,272,847	2,407,283	923,524
Increase (decrease) in net assets	19,097,692	8,427,212	3,792,511	3,592,185	977,906
Net assets at the beginning of year or period	19,807,226	7,389,961	8,393,404	6,240,333	867,722
Net assets at the end of year or period	$38,904,918	$15,817,173	$12,185,915	$9,832,518	$1,845,628
Year ended December 31, 2024
Operations
Net investment income (loss)	$310,204	$302,064	$164,034	$206,477	$110,374
Net realized gains (losses) on investments	965,124	922,843	(495,018)	30,908	(27,299)
Net change in unrealized appreciation (depreciation) on investments	12,502,636	2,990,142	546,242	454,444	(62,156)
Net increase (decrease) in net assets resulting from operations	13,777,964	4,215,049	215,258	691,829	20,919
Policy transactions (Notes 3 and 6)
Policy purchase payments	13,147,607	6,336,266	2,737,654	3,083,143	1,048,106
Policy terminations, withdrawal payments and charges	(3,481,765)	(925,918)	(3,619,618)	(379,180)	(337,848)
Increase (decrease) in net assets from policy transactions	9,665,842	5,410,348	(881,964)	2,703,963	710,258
Increase (decrease) in net assets	23,443,806	9,625,397	(666,706)	3,395,792	731,177
Net assets at the beginning of year	38,904,918	15,817,173	12,185,915	9,832,518	1,845,628
Net assets at the end of year	$62,348,724	$25,442,570	$11,519,209	$13,228,310	$2,576,805

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Changes in Net Assets

Years or Periods ended December 31, 2024 and 2023

	Segregated Sub-Accounts*
	BlackRock Intl Index VI Cl I	BlackRock Small Cap Index VI Cl I	ClearBridge Sm Cap Growth Cl I	Fidelity VIP Bond Index IC	Fidelity VIP Equity- Income IC
Year or period ended December 31, 2023
Operations
Net investment income (loss)	$172,167	$84,604	$2,480	$30,370	$205,480
Net realized gains (losses) on investments	(52,625)	110,630	(48,260)	(13,483)	325,996
Net change in unrealized appreciation (depreciation) on investments	607,263	671,910	322,993	43,079	504,182
Net increase (decrease) in net assets resulting from operations	726,805	867,144	277,213	59,966	1,035,658
Policy transactions (Notes 3 and 6)
Policy purchase payments	2,612,405	2,821,240	2,255,976	889,207	2,535,978
Policy terminations, withdrawal payments and charges	(630,859)	(146,131)	(111,615)	(75,485)	(850,712)
Increase (decrease) in net assets from policy transactions	1,981,546	2,675,109	2,144,361	813,722	1,685,266
Increase (decrease) in net assets	2,708,351	3,542,253	2,421,574	873,688	2,720,924
Net assets at the beginning of year or period	3,109,545	3,348,103	2,274,494	661,665	8,374,615
Net assets at the end of year or period	$5,817,896	$6,890,356	$4,696,068	$1,535,353	$11,095,539
Year ended December 31, 2024
Operations
Net investment income (loss)	$248,699	$205,532	$3,900	$90,209	$258,476
Net realized gains (losses) on investments	659	501,795	79,552	(8,198)	856,348
Net change in unrealized appreciation (depreciation) on investments	(89,062)	396,022	213,120	(50,713)	650,629
Net increase (decrease) in net assets resulting from operations	160,296	1,103,349	296,572	31,298	1,765,453
Policy transactions (Notes 3 and 6)
Policy purchase payments	2,429,765	4,121,172	1,545,281	1,936,076	2,337,491
Policy terminations, withdrawal payments and charges	(641,163)	(460,167)	(454,430)	(62,007)	(561,368)
Increase (decrease) in net assets from policy transactions	1,788,602	3,661,005	1,090,851	1,874,069	1,776,123
Increase (decrease) in net assets	1,948,898	4,764,354	1,387,423	1,905,367	3,541,576
Net assets at the beginning of year	5,817,896	6,890,356	4,696,068	1,535,353	11,095,539
Net assets at the end of year	$7,766,794	$11,654,710	$6,083,491	$3,440,720	$14,637,115

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Changes in Net Assets

Years or Periods ended December 31, 2024 and 2023

	Segregated Sub-Accounts*
	Fidelity VIP Mid Cap IC	Franklin Small Cap Val VIP Cl 1	Goldman Sachs VIT Govt Money Market SS	Invesco Opphmr VI Intl Growth Sr I	Invesco VI American Value Sr I
Year or period ended December 31, 2023
Operations
Net investment income (loss)	$112,796	$134,764	$2,919	$11,624	$29,149
Net realized gains (losses) on investments	390,541	747,330	–	(53,166)	834,744
Net change in unrealized appreciation (depreciation) on investments	1,843,381	1,452,342	–	364,761	(208,165)
Net increase (decrease) in net assets resulting from operations	2,346,718	2,334,436	2,919	323,219	655,728
Policy transactions (Notes 3 and 6)
Policy purchase payments	5,043,827	3,680,959	5,828	480,624	1,352,335
Policy terminations, withdrawal payments and charges	(688,039)	(561,216)	(6,240)	(104,189)	(696,889)
Increase (decrease) in net assets from policy transactions	4,355,788	3,119,743	(412)	376,435	655,446
Increase (decrease) in net assets	6,702,506	5,454,179	2,507	699,654	1,311,174
Net assets at the beginning of year or period	12,664,384	15,293,674	63,599	1,350,338	3,471,656
Net assets at the end of year or period	$19,366,890	$20,747,853	$66,106	$2,049,992	$4,782,830
Year ended December 31, 2024
Operations
Net investment income (loss)	$149,628	$289,430	$21,339	$18,813	$40,553
Net realized gains (losses) on investments	3,266,067	392,377	–	136,598	(201,858)
Net change in unrealized appreciation (depreciation) on investments	60,750	2,354,514	–	(221,135)	1,109,649
Net increase (decrease) in net assets resulting from operations	3,476,445	3,036,321	21,339	(65,724)	948,344
Policy transactions (Notes 3 and 6)
Policy purchase payments	5,379,038	5,937,520	607,403	771,417	881,213
Policy terminations, withdrawal payments and charges	(1,276,885)	(1,962,564)	(28,470)	(93,752)	(2,257,770)
Increase (decrease) in net assets from policy transactions	4,102,153	3,974,956	578,933	677,665	(1,376,557)
Increase (decrease) in net assets	7,578,598	7,011,277	600,272	611,941	(428,213)
Net assets at the beginning of year	19,366,890	20,747,853	66,106	2,049,992	4,782,830
Net assets at the end of year	$26,945,488	$27,759,130	$666,378	$2,661,933	$4,354,617

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Changes in Net Assets

Years or Periods ended December 31, 2024 and 2023

	Segregated Sub-Accounts*
	Invesco VI Comstock Sr I	Invesco VI MS Sm Cap Sr I	Janus Henderson Balanced IS	Janus Henderson Flexible Bond IS	Janus Henderson Forty IS
Year or period ended December 31, 2023
Operations
Net investment income (loss)	$75,939	$40,341	$177,984	$94,055	$9,085
Net realized gains (losses) on investments	489,315	(74,110)	(76,808)	(17,889)	(95,720)
Net change in unrealized appreciation (depreciation) on investments	(103,328)	579,963	1,049,778	31,959	1,497,734
Net increase (decrease) in net assets resulting from operations	461,926	546,194	1,150,954	108,125	1,411,099
Policy transactions (Notes 3 and 6)
Policy purchase payments	1,175,283	1,046,324	3,505,301	1,417,049	1,134,347
Policy terminations, withdrawal payments and charges	(324,817)	(337,281)	(646,122)	(83,272)	(395,693)
Increase (decrease) in net assets from policy transactions	850,466	709,043	2,859,179	1,333,777	738,654
Increase (decrease) in net assets	1,312,392	1,255,237	4,010,133	1,441,902	2,149,753
Net assets at the beginning of year or period	3,073,718	2,367,111	6,120,044	1,082,015	3,161,263
Net assets at the end of year or period	$4,386,110	$3,622,348	$10,130,177	$2,523,917	$5,311,016
Year ended December 31, 2024
Operations
Net investment income (loss)	$68,346	$3,625	$497,885	$149,739	$7,223
Net realized gains (losses) on investments	238,173	80,191	108,256	(16,791)	355,919
Net change in unrealized appreciation (depreciation) on investments	187,332	338,851	2,312,828	(75,135)	1,242,216
Net increase (decrease) in net assets resulting from operations	493,851	422,667	2,918,969	57,813	1,605,358
Policy transactions (Notes 3 and 6)
Policy purchase payments	683,148	1,179,305	15,603,598	717,622	1,544,108
Policy terminations, withdrawal payments and charges	(1,646,315)	(1,058,261)	(1,282,102)	(107,847)	(659,421)
Increase (decrease) in net assets from policy transactions	(963,167)	121,044	14,321,496	609,775	884,687
Increase (decrease) in net assets	(469,316)	543,711	17,240,465	667,588	2,490,045
Net assets at the beginning of year	4,386,110	3,622,348	10,130,177	2,523,917	5,311,016
Net assets at the end of year	$3,916,794	$4,166,059	$27,370,642	$3,191,505	$7,801,061

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Changes in Net Assets

Years or Periods ended December 31, 2024 and 2023

	Segregated Sub-Accounts*
	Janus Henderson Mid Cap Val IS	Janus Henderson Overseas IS	Janus Henderson Research IS	LVIP Amer Century VP Dscplnd Core Val Std Cl II	LVIP Amer Century VP Infl Pro Std Cl II
Year or period ended December 31, 2023
Operations
Net investment income (loss)	$30,345	$79,745	$5,586	$24,424	$52,785
Net realized gains (losses) on investments	67,432	25,885	30,218	(46,869)	(8,453)
Net change in unrealized appreciation (depreciation) on investments	221,262	420,184	1,335,082	168,514	3,703
Net increase (decrease) in net assets resulting from operations	319,039	525,814	1,370,886	146,069	48,035
Policy transactions (Notes 3 and 6)
Policy purchase payments	1,740,474	841,960	349,916	701,526	471,067
Policy terminations, withdrawal payments and charges	(105,606)	(302,289)	(170,015)	(103,681)	(44,852)
Increase (decrease) in net assets from policy transactions	1,634,868	539,671	179,901	597,845	426,215
Increase (decrease) in net assets	1,953,907	1,065,485	1,550,787	743,914	474,250
Net assets at the beginning of year or period	1,414,989	4,639,110	3,084,943	1,182,849	1,126,505
Net assets at the end of year or period	$3,368,896	$5,704,595	$4,635,730	$1,926,763	$1,600,755
Year ended December 31, 2024
Operations
Net investment income (loss)	$48,007	$96,467	$1,665	$31,604	$76,370
Net realized gains (losses) on investments	224,650	68,315	341,074	(41,856)	(12,528)
Net change in unrealized appreciation (depreciation) on investments	240,897	158,809	1,299,893	270,759	(31,445)
Net increase (decrease) in net assets resulting from operations	513,554	323,591	1,642,632	260,507	32,397
Policy transactions (Notes 3 and 6)
Policy purchase payments	2,151,342	1,518,348	517,737	553,116	424,024
Policy terminations, withdrawal payments and charges	(201,798)	(382,825)	(410,475)	(172,682)	(75,261)
Increase (decrease) in net assets from policy transactions	1,949,544	1,135,523	107,262	380,434	348,763
Increase (decrease) in net assets	2,463,098	1,459,114	1,749,894	640,941	381,160
Net assets at the beginning of year	3,368,896	5,704,595	4,635,730	1,926,763	1,600,755
Net assets at the end of year	$5,831,994	$7,163,709	$6,385,624	$2,567,704	$1,981,915

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Changes in Net Assets

Years or Periods ended December 31, 2024 and 2023

	Segregated Sub-Accounts*
	Macquarie VIP Asset Strategy Ser Cl	Macquarie VIP Balanced Ser Cl	Macquarie VIP Core Equity Ser Cl	Macquarie VIP Corporate Bond Ser Cl	Macquarie VIP Energy Ser Cl
Year or period ended December 31, 2023
Operations
Net investment income (loss)	$246,333	$5,052	$25,065	$17,310	$14,510
Net realized gains (losses) on investments	(28,224)	(26,533)	434,968	(4,887)	17,994
Net change in unrealized appreciation (depreciation) on investments	1,182,018	107,056	616,739	31,290	(15,050)
Net increase (decrease) in net assets resulting from operations	1,400,127	85,575	1,076,772	43,713	17,454
Policy transactions (Notes 3 and 6)
Policy purchase payments	795,676	25,187	661,215	60,385	44,286
Policy terminations, withdrawal payments and charges	(426,827)	(55,524)	(398,764)	(26,887)	(55,804)
Increase (decrease) in net assets from policy transactions	368,849	(30,337)	262,451	33,498	(11,518)
Increase (decrease) in net assets	1,768,976	55,238	1,339,223	77,211	5,936
Net assets at the beginning of year or period	9,743,170	548,006	4,401,893	578,444	425,170
Net assets at the end of year or period	$11,512,146	$603,244	$5,741,116	$655,655	$431,106
Year ended December 31, 2024
Operations
Net investment income (loss)	$254,279	$9,603	$31,736	$21,777	$13,694
Net realized gains (losses) on investments	576,768	(12,095)	731,452	(2,589)	19,554
Net change in unrealized appreciation (depreciation) on investments	578,460	98,935	729,732	(865)	(58,994)
Net increase (decrease) in net assets resulting from operations	1,409,507	96,443	1,492,920	18,323	(25,746)
Policy transactions (Notes 3 and 6)
Policy purchase payments	853,958	39,074	1,026,911	86,994	75,374
Policy terminations, withdrawal payments and charges	(1,083,930)	(41,577)	(498,132)	(19,576)	(27,926)
Increase (decrease) in net assets from policy transactions	(229,972)	(2,503)	528,779	67,418	47,448
Increase (decrease) in net assets	1,179,535	93,940	2,021,699	85,741	21,702
Net assets at the beginning of year	11,512,146	603,244	5,741,116	655,655	431,106
Net assets at the end of year	$12,691,681	$697,184	$7,762,815	$741,396	$452,808

*  See Note 1 for the full name of each segregated Sub-Account.
(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Changes in Net Assets

Years or Periods ended December 31, 2024 and 2023

	Segregated Sub-Accounts*
	Macquarie VIP Global Growth Ser Cl	Macquarie VIP Growth Ser Cl	Macquarie VIP High Income Ser Cl	Macquarie VIP Intl Core Equity Ser Cl	Macquarie VIP Limited Term Bond Ser Cl
Year or period ended December 31, 2023
Operations
Net investment income (loss)	$6,927	$8,691	$73,613	$94,793	$3,065
Net realized gains (losses) on investments	640,351	517,827	(21,181)	(31,049)	(472)
Net change in unrealized appreciation (depreciation) on investments	(14,684)	1,743,604	76,614	745,089	5,471
Net increase (decrease) in net assets resulting from operations	632,594	2,270,122	129,046	808,833	8,064
Policy transactions (Notes 3 and 6)
Policy purchase payments	937,387	484,937	57,617	702,256	22,523
Policy terminations, withdrawal payments and charges	(228,047)	(731,704)	(78,704)	(373,258)	(8,002)
Increase (decrease) in net assets from policy transactions	709,340	(246,767)	(21,087)	328,998	14,521
Increase (decrease) in net assets	1,341,934	2,023,355	107,959	1,137,831	22,585
Net assets at the beginning of year or period	2,756,495	6,043,245	1,099,212	5,049,921	152,395
Net assets at the end of year or period	$4,098,429	$8,066,600	$1,207,171	$6,187,752	$174,980
Year ended December 31, 2024
Operations
Net investment income (loss)	$59,293	$10,728	$77,827	$91,424	$8,586
Net realized gains (losses) on investments	24,216	1,081,840	(22,897)	(819)	(707)
Net change in unrealized appreciation (depreciation) on investments	713,897	788,617	18,806	141,310	196
Net increase (decrease) in net assets resulting from operations	797,406	1,881,185	73,736	231,915	8,075
Policy transactions (Notes 3 and 6)
Policy purchase payments	2,163,467	529,678	85,036	972,787	14,866
Policy terminations, withdrawal payments and charges	(269,498)	(1,050,409)	(102,934)	(413,828)	(11,450)
Increase (decrease) in net assets from policy transactions	1,893,969	(520,731)	(17,898)	558,959	3,416
Increase (decrease) in net assets	2,691,375	1,360,454	55,838	790,874	11,491
Net assets at the beginning of year	4,098,429	8,066,600	1,207,171	6,187,752	174,980
Net assets at the end of year	$6,789,804	$9,427,054	$1,263,009	$6,978,626	$186,471

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Changes in Net Assets

Years or Periods ended December 31, 2024 and 2023

	Segregated Sub-Accounts*
	Macquarie VIP Mid Cap Growth Ser Cl	Macquarie VIP Natural Res Ser Cl	Macquarie VIP Path Aggr Ser Cl	Macquarie VIP Path Conserv Ser Cl	Macquarie VIP Path Mod Aggr Ser Cl
Year or period ended December 31, 2023
Operations
Net investment income (loss)	$8,459	$77,057	$491,440	$8,658	$726,236
Net realized gains (losses) on investments	409,433	39,388	941,533	18,605	1,303,941
Net change in unrealized appreciation (depreciation) on investments	873,390	(64,647)	(165,114)	(2,065)	(173,292)
Net increase (decrease) in net assets resulting from operations	1,291,282	51,798	1,267,859	25,198	1,856,885
Policy transactions (Notes 3 and 6)
Policy purchase payments	2,878,550	273,289	294,008	15,580	333,826
Policy terminations, withdrawal payments and charges	(596,503)	(426,736)	(634,592)	(8,779)	(891,983)
Increase (decrease) in net assets from policy transactions	2,282,047	(153,447)	(340,584)	6,801	(558,157)
Increase (decrease) in net assets	3,573,329	(101,649)	927,275	31,999	1,298,728
Net assets at the beginning of year or period	5,164,424	3,128,884	7,368,255	197,303	11,585,515
Net assets at the end of year or period	$8,737,753	$3,027,235	$8,295,530	$229,302	$12,884,243
Year ended December 31, 2024
Operations
Net investment income (loss)	$11,111	$182,451	$114,896	$4,679	$216,100
Net realized gains (losses) on investments	(313,424)	10,534	(82,497)	2,048	(176,425)
Net change in unrealized appreciation (depreciation) on investments	473,394	(197,711)	887,747	12,742	1,285,745
Net increase (decrease) in net assets resulting from operations	171,081	(4,726)	920,146	19,469	1,325,420
Policy transactions (Notes 3 and 6)
Policy purchase payments	2,281,697	332,742	236,440	20,196	308,921
Policy terminations, withdrawal payments and charges	(1,172,870)	(282,831)	(917,533)	(4,706)	(421,244)
Increase (decrease) in net assets from policy transactions	1,108,827	49,911	(681,093)	15,490	(112,323)
Increase (decrease) in net assets	1,279,908	45,185	239,053	34,959	1,213,097
Net assets at the beginning of year	8,737,753	3,027,235	8,295,530	229,302	12,884,243
Net assets at the end of year	$10,017,661	$3,072,420	$8,534,583	$264,261	$14,097,340

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Changes in Net Assets

Years or Periods ended December 31, 2024 and 2023

	Segregated Sub-Accounts*
	Macquarie VIP Path Mod Conserv Ser Cl	Macquarie VIP Path Mod MV Ser Cl	Macquarie VIP Path Mod Ser Cl	Macquarie VIP Science & Tech Ser Cl	Macquarie VIP Small Cap Growth Ser Cl
Year or period ended December 31, 2023
Operations
Net investment income (loss)	$29,015	$527,220	$220,432	$25,218	$1,951
Net realized gains (losses) on investments	62,742	1,399,085	421,850	(110,453)	231,207
Net change in unrealized appreciation (depreciation) on investments	(14,485)	(444,409)	(80,102)	7,191,089	(31,962)
Net increase (decrease) in net assets resulting from operations	77,272	1,481,896	562,180	7,105,854	201,196
Policy transactions (Notes 3 and 6)
Policy purchase payments	20,919	810,799	60,824	5,810,237	135,376
Policy terminations, withdrawal payments and charges	(22,567)	(502,501)	(170,047)	(2,109,293)	(45,696)
Increase (decrease) in net assets from policy transactions	(1,648)	308,298	(109,223)	3,700,944	89,680
Increase (decrease) in net assets	75,624	1,790,194	452,957	10,806,798	290,876
Net assets at the beginning of year or period	550,603	10,401,765	3,688,522	16,603,253	1,469,046
Net assets at the end of year or period	$626,227	$12,191,959	$4,141,479	$27,410,051	$1,759,922
Year ended December 31, 2024
Operations
Net investment income (loss)	$11,663	$180,717	$74,176	$38,987	$2,382
Net realized gains (losses) on investments	(17,914)	(156,444)	(25,502)	100,988	(12,797)
Net change in unrealized appreciation (depreciation) on investments	61,692	948,316	341,120	8,097,403	270,498
Net increase (decrease) in net assets resulting from operations	55,441	972,589	389,794	8,237,378	260,083
Policy transactions (Notes 3 and 6)
Policy purchase payments	22,170	672,755	63,648	7,076,413	120,218
Policy terminations, withdrawal payments and charges	(93,269)	(571,263)	(67,403)	(4,776,102)	(77,816)
Increase (decrease) in net assets from policy transactions	(71,099)	101,492	(3,755)	2,300,311	42,402
Increase (decrease) in net assets	(15,658)	1,074,081	386,039	10,537,689	302,485
Net assets at the beginning of year	626,227	12,191,959	4,141,479	27,410,051	1,759,922
Net assets at the end of year	$610,569	$13,266,040	$4,527,518	$37,947,740	$2,062,407

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Changes in Net Assets

Years or Periods ended December 31, 2024 and 2023

	Segregated Sub-Accounts*
	Macquarie VIP Smid Cap Core Ser Cl	Macquarie VIP Value Ser Cl	MFS VIT - Mid Cap Growth Ser IC	MFS VIT II - Intl Intrinsic Val IC	MorgStanley VIF Emg Mk Eq Cl 2
Year or period ended December 31, 2023
Operations
Net investment income (loss)	$7,701	$17,108	$1,328	$78,666	$114,965
Net realized gains (losses) on investments	193,535	145,937	(15,320)	845,126	93,627
Net change in unrealized appreciation (depreciation) on investments	179,066	(78,345)	556,086	710,722	564,074
Net increase (decrease) in net assets resulting from operations	380,302	84,700	542,094	1,634,514	772,666
Policy transactions (Notes 3 and 6)
Policy purchase payments	662,443	100,449	1,211,818	2,182,419	1,222,011
Policy terminations, withdrawal payments and charges	(114,507)	(72,641)	(108,105)	(1,029,215)	(209,107)
Increase (decrease) in net assets from policy transactions	547,936	27,808	1,103,713	1,153,204	1,012,904
Increase (decrease) in net assets	928,238	112,508	1,645,807	2,787,718	1,785,570
Net assets at the beginning of year or period	1,986,924	1,002,718	1,915,767	8,811,382	5,821,177
Net assets at the end of year or period	$2,915,162	$1,115,226	$3,561,574	$11,599,100	$7,606,747
Year ended December 31, 2024
Operations
Net investment income (loss)	$13,773	$20,910	$2,245	$223,117	$122,639
Net realized gains (losses) on investments	(46,135)	132,768	125,137	826,272	(5,482)
Net change in unrealized appreciation (depreciation) on investments	475,225	(79,196)	456,590	(113,454)	484,083
Net increase (decrease) in net assets resulting from operations	442,863	74,482	583,972	935,935	601,240
Policy transactions (Notes 3 and 6)
Policy purchase payments	657,478	96,298	1,846,708	5,256,981	1,067,792
Policy terminations, withdrawal payments and charges	(226,462)	(12,939)	(547,880)	(1,393,440)	(424,223)
Increase (decrease) in net assets from policy transactions	431,016	83,359	1,298,828	3,863,541	643,569
Increase (decrease) in net assets	873,879	157,841	1,882,800	4,799,476	1,244,809
Net assets at the beginning of year	2,915,162	1,115,226	3,561,574	11,599,100	7,606,747
Net assets at the end of year	$3,789,041	$1,273,067	$5,444,374	$16,398,576	$8,851,556

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Changes in Net Assets

Years or Periods ended December 31, 2024 and 2023

	Segregated Sub-Accounts*
	Morningstar Aggr Growth ETF Cl I	Morningstar Balanced ETF Cl I	Morningstar Conservative ETF Cl I	Morningstar Growth ETF Cl I	Morningstar Inc & Gro Asset All Cl I
Year or period ended December 31, 2023
Operations
Net investment income (loss)	$1,674,045	$502,211	$89,662	$1,795,118	$123,995
Net realized gains (losses) on investments	2,180,182	368,881	(3,341)	1,747,853	(76,629)
Net change in unrealized appreciation (depreciation) on investments	9,277,995	1,715,823	174,187	8,939,154	400,261
Net increase (decrease) in net assets resulting from operations	13,132,222	2,586,915	260,508	12,482,125	447,627
Policy transactions (Notes 3 and 6)
Policy purchase payments	11,683,420	2,312,956	801,581	6,107,059	1,626,162
Policy terminations, withdrawal payments and charges	(3,542,539)	(1,442,487)	(363,726)	(7,420,027)	(857,574)
Increase (decrease) in net assets from policy transactions	8,140,881	870,469	437,855	(1,312,968)	768,588
Increase (decrease) in net assets	21,273,103	3,457,384	698,363	11,169,157	1,216,215
Net assets at the beginning of year or period	72,532,040	19,126,213	2,972,580	80,798,230	3,744,344
Net assets at the end of year or period	$93,805,143	$22,583,597	$3,670,943	$91,967,387	$4,960,559
Year ended December 31, 2024
Operations
Net investment income (loss)	$1,638,930	$522,688	$103,906	$1,738,468	$174,765
Net realized gains (losses) on investments	3,055,910	(9,507)	(40,924)	2,901,863	53,542
Net change in unrealized appreciation (depreciation) on investments	9,323,503	1,749,241	150,844	7,129,306	164,342
Net increase (decrease) in net assets resulting from operations	14,018,343	2,262,422	213,826	11,769,637	392,649
Policy transactions (Notes 3 and 6)
Policy purchase payments	8,940,772	3,873,182	741,222	8,969,847	2,075,836
Policy terminations, withdrawal payments and charges	(7,283,371)	(3,237,332)	(494,616)	(9,102,697)	(789,403)
Increase (decrease) in net assets from policy transactions	1,657,401	635,850	246,606	(132,850)	1,286,433
Increase (decrease) in net assets	15,675,744	2,898,272	460,432	11,636,787	1,679,082
Net assets at the beginning of year	93,805,143	22,583,597	3,670,943	91,967,387	4,960,559
Net assets at the end of year	$109,480,887	$25,481,869	$4,131,375	$103,604,174	$6,639,641

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Changes in Net Assets

Years or Periods ended December 31, 2024 and 2023

	Segregated Sub-Accounts*
	Neuberger Berman Sustain Eq Cl I	PIMCO VIT Global Div Alloc Adv Cl	PIMCO VIT Intl Bond USD-H Adv Cl	PIMCO VIT Low Duration IS	PIMCO VIT Total Return IS
Year or period ended December 31, 2023
Operations
Net investment income (loss)	$6,260	$355,798	$4,681	$47,472	$146,997
Net realized gains (losses) on investments	8,089	(220,851)	4,701	(13,029)	(73,985)
Net change in unrealized appreciation (depreciation) on investments	395,957	1,217,599	7,501	29,471	174,840
Net increase (decrease) in net assets resulting from operations	410,306	1,352,546	16,883	63,914	247,852
Policy transactions (Notes 3 and 6)
Policy purchase payments	562,148	868,582	344,492	939,039	2,545,965
Policy terminations, withdrawal payments and charges	(157,720)	(367,013)	(114,360)	(274,560)	(424,751)
Increase (decrease) in net assets from policy transactions	404,428	501,569	230,132	664,479	2,121,214
Increase (decrease) in net assets	814,734	1,854,115	247,015	728,393	2,369,066
Net assets at the beginning of year or period	1,256,686	9,554,218	45,971	772,913	2,772,117
Net assets at the end of year or period	$2,071,420	$11,408,333	$292,986	$1,501,306	$5,141,183
Year ended December 31, 2024
Operations
Net investment income (loss)	$5,963	$583,101	$26,032	$72,192	$233,668
Net realized gains (losses) on investments	158,789	(159,177)	6,797	(1,874)	(36,425)
Net change in unrealized appreciation (depreciation) on investments	386,195	624,392	13,703	9,665	(56,982)
Net increase (decrease) in net assets resulting from operations	550,947	1,048,316	46,532	79,983	140,261
Policy transactions (Notes 3 and 6)
Policy purchase payments	388,874	756,619	1,191,768	484,136	1,896,071
Policy terminations, withdrawal payments and charges	(139,512)	(327,341)	(216,394)	(76,766)	(638,325)
Increase (decrease) in net assets from policy transactions	249,362	429,278	975,374	407,370	1,257,746
Increase (decrease) in net assets	800,309	1,477,594	1,021,906	487,353	1,398,007
Net assets at the beginning of year	2,071,420	11,408,333	292,986	1,501,306	5,141,183
Net assets at the end of year	$2,871,729	$12,885,927	$1,314,892	$1,988,659	$6,539,190

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Changes in Net Assets

Years or Periods ended December 31, 2024 and 2023

	Segregated Sub-Accounts*
	Putnam VT Intl Eq Cl IA	Putnam VT Intl Val Cl IA	Putnam VT Lg Cap Growth Cl IA	Putnam VT Lg Cap Val Cl IA	SFT Bal Stabilization
Year or period ended December 31, 2023
Operations
Net investment income (loss)	$1,689	$15,648	$–	$63,930	$19,989
Net realized gains (losses) on investments	(12,401)	(4,424)	(139,862)	140,335	231,382
Net change in unrealized appreciation (depreciation) on investments	121,597	170,006	1,961,028	442,247	3,974,698
Net increase (decrease) in net assets resulting from operations	110,885	181,230	1,821,166	646,512	4,226,069
Policy transactions (Notes 3 and 6)
Policy purchase payments	225,763	469,665	1,155,294	2,797,839	1,888,589
Policy terminations, withdrawal payments and charges	(55,275)	(119,244)	(732,635)	(227,931)	(602,642)
Increase (decrease) in net assets from policy transactions	170,488	350,421	422,659	2,569,908	1,285,947
Increase (decrease) in net assets	281,373	531,651	2,243,825	3,216,420	5,512,016
Net assets at the beginning of year or period	514,181	795,056	3,852,261	2,143,089	26,412,211
Net assets at the end of year or period	$795,554	$1,326,707	$6,096,086	$5,359,509	$31,924,227
Year ended December 31, 2024
Operations
Net investment income (loss)	$20,726	$40,927	$6,709	$103,012	$24,815
Net realized gains (losses) on investments	11,209	26,424	311,400	511,692	344,368
Net change in unrealized appreciation (depreciation) on investments	(13,122)	8,501	1,910,651	808,700	4,055,507
Net increase (decrease) in net assets resulting from operations	18,813	75,852	2,228,760	1,423,404	4,424,690
Policy transactions (Notes 3 and 6)
Policy purchase payments	428,473	664,098	1,970,877	6,496,546	2,069,730
Policy terminations, withdrawal payments and charges	(144,028)	(132,580)	(849,810)	(1,179,708)	(767,549)
Increase (decrease) in net assets from policy transactions	284,445	531,518	1,121,067	5,316,838	1,302,181
Increase (decrease) in net assets	303,258	607,370	3,349,827	6,740,242	5,726,871
Net assets at the beginning of year	795,554	1,326,707	6,096,086	5,359,509	31,924,227
Net assets at the end of year	$1,098,812	$1,934,077	$9,445,913	$12,099,751	$37,651,098

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Changes in Net Assets

Years or Periods ended December 31, 2024 and 2023

	Segregated Sub-Accounts*
	SFT Core Bond Cl 1	SFT Eq Stabilization	SFT Govt Money Market	SFT Index 400 MC Cl 1	SFT Index 500 Cl 1
Year or period ended December 31, 2023
Operations
Net investment income (loss)	$1,545	$11,072	$39,152	$6,352	$33,001
Net realized gains (losses) on investments	(55,577)	66,760	–	1,319,447	1,177,652
Net change in unrealized appreciation (depreciation) on investments	551,686	1,149,981	–	3,608,777	24,606,293
Net increase (decrease) in net assets resulting from operations	497,654	1,227,813	39,152	4,934,576	25,816,946
Policy transactions (Notes 3 and 6)
Policy purchase payments	3,084,320	1,451,787	4,469,068	5,612,452	35,337,180
Policy terminations, withdrawal payments and charges	(1,613,976)	(351,661)	(3,693,260)	(3,051,584)	(5,092,787)
Increase (decrease) in net assets from policy transactions	1,470,344	1,100,126	775,808	2,560,868	30,244,393
Increase (decrease) in net assets	1,967,998	2,327,939	814,960	7,495,444	56,061,339
Net assets at the beginning of year or period	7,279,365	14,870,372	443,072	28,375,878	87,429,781
Net assets at the end of year or period	$9,247,363	$17,198,311	$1,258,032	$35,871,322	$143,491,120
Year ended December 31, 2024
Operations
Net investment income (loss)	$1,910	$13,213	$128,825	$8,142	$54,270
Net realized gains (losses) on investments	20,993	187,485	–	1,167,644	5,232,116
Net change in unrealized appreciation (depreciation) on investments	56,690	1,528,196	–	3,877,978	32,693,193
Net increase (decrease) in net assets resulting from operations	79,593	1,728,894	128,825	5,053,764	37,979,579
Policy transactions (Notes 3 and 6)
Policy purchase payments	3,576,203	1,305,887	7,525,868	5,891,148	59,039,569
Policy terminations, withdrawal payments and charges	(2,457,483)	(761,290)	(2,945,469)	(2,614,949)	(16,774,130)
Increase (decrease) in net assets from policy transactions	1,118,720	544,597	4,580,399	3,276,199	42,265,439
Increase (decrease) in net assets	1,198,313	2,273,491	4,709,224	8,329,963	80,245,018
Net assets at the beginning of year	9,247,363	17,198,311	1,258,032	35,871,322	143,491,120
Net assets at the end of year	$10,445,676	$19,471,802	$5,967,256	$44,201,285	$223,736,138

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Changes in Net Assets

Years or Periods ended December 31, 2024 and 2023

	Segregated Sub-Accounts*
	SFT Macquarie Growth	SFT Macquarie Small Cap Growth	SFT Real Estate Cl 1	SFT T. Rowe Price Value	SFT Wellington Core Equity Cl 1
Year or period ended December 31, 2023
Operations
Net investment income (loss)	$9,067	$6,891	$3,702	$11,845	$2,597
Net realized gains (losses) on investments	269,010	108,370	281,302	196,916	80,665
Net change in unrealized appreciation (depreciation) on investments	2,116,952	576,317	1,327,292	1,000,964	759,610
Net increase (decrease) in net assets resulting from operations	2,395,029	691,578	1,612,296	1,209,725	842,872
Policy transactions (Notes 3 and 6)
Policy purchase payments	1,258,669	1,665,689	3,208,878	2,969,553	1,185,648
Policy terminations, withdrawal payments and charges	(569,313)	(599,132)	(1,249,845)	(601,087)	(338,706)
Increase (decrease) in net assets from policy transactions	689,356	1,066,557	1,959,033	2,368,466	846,942
Increase (decrease) in net assets	3,084,385	1,758,135	3,571,329	3,578,191	1,689,814
Net assets at the beginning of year or period	5,962,316	4,745,807	11,182,610	8,307,945	3,492,591
Net assets at the end of year or period	$9,046,701	$6,503,942	$14,753,939	$11,886,136	$5,182,405
Year ended December 31, 2024
Operations
Net investment income (loss)	$13,193	$8,724	$4,519	$16,965	$3,764
Net realized gains (losses) on investments	610,330	98,769	249,635	318,706	173,183
Net change in unrealized appreciation (depreciation) on investments	1,665,176	821,648	658,598	1,432,961	1,173,246
Net increase (decrease) in net assets resulting from operations	2,288,699	929,141	912,752	1,768,632	1,350,193
Policy transactions (Notes 3 and 6)
Policy purchase payments	2,292,551	1,211,839	3,221,494	2,759,254	1,239,176
Policy terminations, withdrawal payments and charges	(1,097,702)	(705,076)	(3,040,068)	(794,752)	(657,642)
Increase (decrease) in net assets from policy transactions	1,194,849	506,763	181,426	1,964,502	581,534
Increase (decrease) in net assets	3,483,548	1,435,904	1,094,178	3,733,134	1,931,727
Net assets at the beginning of year	9,046,701	6,503,942	14,753,939	11,886,136	5,182,405
Net assets at the end of year	$12,530,249	$7,939,846	$15,848,117	$15,619,270	$7,114,132

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Changes in Net Assets

Years or Periods ended December 31, 2024 and 2023

	Segregated Sub-Accounts*
	T. Rowe Price Health Science II Cl	TOPS Mgd Risk Flex ETF	Vanguard VIF Balanced	Vanguard VIF Capital Growth	Vanguard VIF Diversified Value
Year or period ended December 31, 2023
Operations
Net investment income (loss)	$–	$217,111	$482,515	$283,937	$233,210
Net realized gains (losses) on investments	28,542	117,733	901,044	1,873,016	880,116
Net change in unrealized appreciation (depreciation) on investments	625	758,532	2,071,891	4,806,292	2,229,966
Net increase (decrease) in net assets resulting from operations	29,167	1,093,376	3,455,450	6,963,245	3,343,292
Policy transactions (Notes 3 and 6)
Policy purchase payments	854,873	1,119,500	6,143,446	6,055,373	4,612,312
Policy terminations, withdrawal payments and charges	(192,693)	(524,403)	(950,843)	(3,463,062)	(1,070,724)
Increase (decrease) in net assets from policy transactions	662,180	595,097	5,192,603	2,592,311	3,541,588
Increase (decrease) in net assets	691,347	1,688,473	8,648,053	9,555,556	6,884,880
Net assets at the beginning of year or period	185,540	11,376,785	21,294,081	23,615,615	14,429,547
Net assets at the end of year or period	$876,887	$13,065,258	$29,942,134	$33,171,171	$21,314,427
Year ended December 31, 2024
Operations
Net investment income (loss)	$–	$380,651	$747,595	$414,158	$358,370
Net realized gains (losses) on investments	179,019	256,144	1,636,558	1,330,491	1,292,459
Net change in unrealized appreciation (depreciation) on investments	(197,727)	220,580	2,288,897	2,787,810	1,502,232
Net increase (decrease) in net assets resulting from operations	(18,708)	857,375	4,673,050	4,532,459	3,153,061
Policy transactions (Notes 3 and 6)
Policy purchase payments	1,249,986	1,308,270	6,095,355	5,558,516	3,867,824
Policy terminations, withdrawal payments and charges	(527,318)	(476,538)	(1,258,992)	(1,901,690)	(2,326,179)
Increase (decrease) in net assets from policy transactions	722,668	831,732	4,836,363	3,656,826	1,541,645
Increase (decrease) in net assets	703,960	1,689,107	9,509,413	8,189,285	4,694,706
Net assets at the beginning of year	876,887	13,065,258	29,942,134	33,171,171	21,314,427
Net assets at the end of year	$1,580,847	$14,754,365	$39,451,547	$41,360,456	$26,009,133

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Changes in Net Assets

Years or Periods ended December 31, 2024 and 2023

	Segregated Sub-Accounts*
	Vanguard VIF Equity Income	Vanguard VIF High Yield Bond	Vanguard VIF International	Vanguard VIF Money Market	Vanguard VIF Short- Term Inv-Gr
Year or period ended December 31, 2023
Operations
Net investment income (loss)	$511,478	$302,935	$450,566	$17,888	$66,449
Net realized gains (losses) on investments	1,056,347	(42,162)	255,927	2	(34,776)
Net change in unrealized appreciation (depreciation) on investments	206,567	473,888	3,468,982	–	185,730
Net increase (decrease) in net assets resulting from operations	1,774,392	734,661	4,175,475	17,890	217,403
Policy transactions (Notes 3 and 6)
Policy purchase payments	4,999,037	2,022,266	6,197,407	584,167	1,923,286
Policy terminations, withdrawal payments and charges	(945,168)	(338,080)	(2,026,483)	(48,761)	(422,878)
Increase (decrease) in net assets from policy transactions	4,053,869	1,684,186	4,170,924	535,406	1,500,408
Increase (decrease) in net assets	5,828,261	2,418,847	8,346,399	553,296	1,717,811
Net assets at the beginning of year or period	18,098,113	5,261,298	26,663,542	147,692	2,722,805
Net assets at the end of year or period	$23,926,374	$7,680,145	$35,009,941	$700,988	$4,440,616
Year ended December 31, 2024
Operations
Net investment income (loss)	$755,288	$471,238	$477,970	$19,693	$179,659
Net realized gains (losses) on investments	1,751,877	(35,666)	886,235	–	(6,585)
Net change in unrealized appreciation (depreciation) on investments	1,300,935	128,188	2,088,158	–	111,873
Net increase (decrease) in net assets resulting from operations	3,808,100	563,760	3,452,363	19,693	284,947
Policy transactions (Notes 3 and 6)
Policy purchase payments	4,781,395	2,363,011	9,657,830	88,172	3,476,385
Policy terminations, withdrawal payments and charges	(1,605,538)	(720,218)	(2,317,136)	(453,557)	(564,721)
Increase (decrease) in net assets from policy transactions	3,175,857	1,642,793	7,340,694	(365,385)	2,911,664
Increase (decrease) in net assets	6,983,957	2,206,553	10,793,057	(345,692)	3,196,611
Net assets at the beginning of year	23,926,374	7,680,145	35,009,941	700,988	4,440,616
Net assets at the end of year	$30,910,331	$9,886,698	$45,802,998	$355,296	$7,637,227

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Changes in Net Assets

Years or Periods ended December 31, 2024 and 2023

	Segregated Sub-Accounts*
	Vanguard VIF Small Co Growth	Vanguard VIF Total Bond Market	Vanguard VIF Total Stock Market
Year or period ended December 31, 2023
Operations
Net investment income (loss)	$106,715	$221,847	$407,611
Net realized gains (losses) on investments	(848,983)	(72,782)	1,972,631
Net change in unrealized appreciation (depreciation) on investments	5,615,800	505,917	6,726,164
Net increase (decrease) in net assets resulting from operations	4,873,532	654,982	9,106,406
Policy transactions (Notes 3 and 6)
Policy purchase payments	4,276,196	6,053,782	17,505,417
Policy terminations, withdrawal payments and charges	(2,653,317)	(3,090,095)	(2,775,685)
Increase (decrease) in net assets from policy transactions	1,622,879	2,963,687	14,729,732
Increase (decrease) in net assets	6,496,411	3,618,669	23,836,138
Net assets at the beginning of year or period	23,658,267	9,890,276	29,672,296
Net assets at the end of year or period	$30,154,678	$13,508,945	$53,508,434
Year ended December 31, 2024
Operations
Net investment income (loss)	$173,093	$461,800	$737,889
Net realized gains (losses) on investments	(488,313)	(66,434)	4,938,583
Net change in unrealized appreciation (depreciation) on investments	3,966,054	(101,068)	7,697,073
Net increase (decrease) in net assets resulting from operations	3,650,834	294,298	13,373,545
Policy transactions (Notes 3 and 6)
Policy purchase payments	5,766,932	8,703,095	16,889,335
Policy terminations, withdrawal payments and charges	(1,777,763)	(951,430)	(7,332,096)
Increase (decrease) in net assets from policy transactions	3,989,169	7,751,665	9,557,239
Increase (decrease) in net assets	7,640,003	8,045,963	22,930,784
Net assets at the beginning of year	30,154,678	13,508,945	53,508,434
Net assets at the end of year	$37,794,681	$21,554,908	$76,439,218

*  See Note 1 for the full name of each segregated Sub-Account.

(a) For the period from September 29, 2023 through December 31, 2023 and for the year ended December 31, 2024.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Notes to Financial Statements

December 31, 2024

(1)  Organization and Basis of Presentation

The Minnesota Life Individual Variable Universal Life Account (the Account) was established on June 11, 2007 as a segregated asset account of Minnesota Life Insurance Company (Minnesota Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). The Account currently offers the following five types of individual variable universal life policies consisting of ninety-six segregated sub-accounts (collectively, the Sub-Accounts) to which policy owners may allocate their purchase payments: Accumulator Variable Universal Life, Waddell & Reed Advisors Accumulator Variable Universal Life, ML Premier Variable Universal Life, Variable Universal Life Defender, and Variable Universal Life Survivor. Such payments are then invested in shares of the portfolios.

The assets of each segregated Sub-Account are held for the exclusive benefit of the variable life policy owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life. The Account currently offers the following Sub-Accounts:

Full Name	Abbreviated Name
AB VPS Dynamic Asset Allocation Portfolio – Class B Shares	AB VPS Dyn Asset Alloc Cl B
AB VPS International Value Portfolio – Class A Shares	AB VPS Intl Value Cl A
American Funds IS® Capital World Bond Fund – Class 1 Shares	Amer Funds IS Capital World Bond Cl 1
American Funds IS® Capital World Bond Fund – Class 2 Shares	Amer Funds IS Capital World Bond Cl 2
American Funds IS® Global Small Capitalization Fund – Class 1 Shares	Amer Funds IS Global Small Cap Cl 1
American Funds IS® Growth Fund – Class 1 Shares	Amer Funds IS Growth Cl 1
American Funds IS® Growth-Income Fund – Class 1 Shares	Amer Funds IS Growth-Inc Cl 1
American Funds IS® International Fund – Class 1 Shares	Amer Funds IS Intl Cl 1
American Funds IS® New World Fund® – Class 1 Shares	Amer Funds IS New World Cl 1
American Funds IS® U.S. Government Securities Fund – Class 1 Shares	Amer Funds IS US Govt Sec Cl 1
BlackRock International Index V.I. Fund – Class I Shares	BlackRock Intl Index VI Cl I
BlackRock Small Cap Index V.I. Fund – Class I Shares	BlackRock Small Cap Index VI Cl I
Fidelity® VIP Bond Index Portfolio – Initial Class	Fidelity VIP Bond Index IC
Fidelity® VIP Equity-Income Portfolio – Initial Class	Fidelity VIP Equity-Income IC
Fidelity® VIP Mid Cap Portfolio – Initial Class	Fidelity VIP Mid Cap IC
Franklin Templeton VIP Trust Franklin Small Cap Value VIP Fund – Class 1	Franklin Small Cap Val VIP Cl 1
Goldman Sachs VIT Government Money Market Portfolio – Service Shares	Goldman Sachs VIT Govt Money Market SS
Invesco Oppenheimer V.I. International Growth Fund – Series I Shares	Invesco Opphmr VI Intl Growth Sr I
Invesco V.I. American Value Fund – Series I Shares	Invesco VI American Value Sr I
Invesco V.I. Comstock Fund – Series I Shares	Invesco VI Comstock Sr I
Invesco V.I. Main Street Small Cap Fund – Series I Shares	Invesco VI MS Sm Cap Sr I

(Continued)

Minnesota Life Individual Variable Universal Life Account
Notes to Financial Statements

(1)  Organization and Basis of Presentation – (continued)

Full Name	Abbreviated Name
Janus Aspen Series – Janus Henderson Balanced Portfolio – Institutional Shares	Janus Henderson Balanced IS
Janus Aspen Series – Janus Henderson Flexible Bond – Institutional Shares	Janus Henderson Flexible Bond IS
Janus Aspen Series – Janus Henderson Forty Portfolio – Institutional Shares	Janus Henderson Forty IS
Janus Aspen Series – Janus Henderson Mid Cap Value Portfolio – Institutional Shares	Janus Henderson Mid Cap Val IS
Janus Aspen Series – Janus Henderson Overseas Portfolio – Institutional Shares	Janus Henderson Overseas IS
Janus Aspen Series – Janus Henderson Research Portfolio – Institutional Shares	Janus Henderson Research IS
Legg Mason Partners Variable Equity Trust – ClearBridge Variable Small Cap Growth Portfolio – Class I Shares	ClearBridge Sm Cap Growth Cl I
LVIP American Century Disciplined Core Value Fund – Standard Class II	LVIP Amer Century VP Dscplnd Core Val Std Cl II
LVIP American Century Inflation Protection Fund – Standard Class II	LVIP Amer Century VP Infl Pro Std Cl II
Macquarie VIP Asset Strategy Series – Service Class Shares	Macquarie VIP Asset Strategy Ser Cl
Macquarie VIP Balanced Series – Service Class Shares	Macquarie VIP Balanced Ser Cl
Macquarie VIP Core Equity Series – Service Class Shares	Macquarie VIP Core Equity Ser Cl
Macquarie VIP Corporate Bond Series – Service Class Shares	Macquarie VIP Corporate Bond Ser Cl
Macquarie VIP Energy Series – Service Class Shares	Macquarie VIP Energy Ser Cl
Macquarie VIP Global Growth Series – Service Class Shares	Macquarie VIP Global Growth Ser Cl
Macquarie VIP Growth Series – Service Class Shares	Macquarie VIP Growth Ser Cl
Macquarie VIP High Income Series – Service Class Shares	Macquarie VIP High Income Ser Cl
Macquarie VIP International Core Equity Series – Service Class Shares	Macquarie VIP Intl Core Equity Ser Cl
Macquarie VIP Limited Term Bond Series – Service Class Shares	Macquarie VIP Limited Term Bond Ser Cl
Macquarie VIP Mid Cap Growth Series – Service Class Shares	Macquarie VIP Mid Cap Growth Ser Cl
Macquarie VIP Natural Resources Series – Service Class Shares	Macquarie VIP Natural Res Ser Cl
Macquarie VIP Pathfinder Aggressive Series – Service Class Shares	Macquarie VIP Path Aggr Ser Cl
Macquarie VIP Pathfinder Conservative Series – Service Class Shares	Macquarie VIP Path Conserv Ser Cl
Macquarie VIP Pathfinder Moderate – Managed Volatility Series – Service Class Shares	Macquarie VIP Path Mod MV Ser Cl
Macquarie VIP Pathfinder Moderate Series – Service Class Shares	Macquarie VIP Path Mod Ser Cl
Macquarie VIP Pathfinder Moderately Aggressive Series – Service Class Shares	Macquarie VIP Path Mod Aggr Ser Cl

(Continued)

Minnesota Life Individual Variable Universal Life Account
Notes to Financial Statements

(1)  Organization and Basis of Presentation – (continued)

Full Name	Abbreviated Name
Macquarie VIP Pathfinder Moderately Conservative Series – Service Class Shares	Macquarie VIP Path Mod Conserv Ser Cl
Macquarie VIP Science and Technology Series – Service Class Shares	Macquarie VIP Science & Tech Ser Cl
Macquarie VIP Small Cap Growth Series – Service Class Shares	Macquarie VIP Small Cap Growth Ser Cl
Macquarie VIP Smid Cap Core Series – Service Class Shares	Macquarie VIP Smid Cap Core Ser Cl
Macquarie VIP Value Series – Service Class Shares	Macquarie VIP Value Ser Cl
MFS® VIT – Mid Cap Growth Series – Initial Class	MFS VIT – Mid Cap Growth Ser IC
MFS® VIT II – International Intrinsic Value Portfolio – Initial Class	MFS VIT II – Intl Intrinsic Val IC
Morgan Stanley Variable Insurance Fund, Inc. – Morgan Stanley VIF Emerging Markets Equity Portfolio – Class II Shares	MorgStanley VIF Emg Mk Eq Cl 2
Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class I Shares	Morningstar Aggr Growth ETF Cl I
Morningstar Balanced ETF Asset Allocation Portfolio – Class I Shares	Morningstar Balanced ETF Cl I
Morningstar Conservative ETF Asset Allocation Portfolio – Class I Shares	Morningstar Conservative ETF Cl I
Morningstar Growth ETF Asset Allocation Portfolio – Class I Shares	Morningstar Growth ETF Cl I
Morningstar Income and Growth Asset Allocation Portfolio – Class I Shares	Morningstar Inc & Gro Asset All Cl I
Neuberger Berman Advisers Management Trust Sustainable Equity – I Class Shares	Neuberger Berman Sustain Eq Cl I
Northern Lights VT TOPS® Managed Risk Flex ETF Portfolio	TOPS Mgd Risk Flex ETF
PIMCO VIT – International Bond Portfolio (U.S. Dollar Hedged) Advisor Class Shares	PIMCO VIT Intl Bond USD-H Adv Cl
PIMCO VIT – PIMCO Global Diversified Allocation Portfolio Advisor Class Shares	PIMCO VIT Global Div Alloc Adv Cl
PIMCO VIT – PIMCO Low Duration Portfolio Institutional Class Shares	PIMCO VIT Low Duration IS
PIMCO VIT – PIMCO Total Return Portfolio Institutional Shares	PIMCO VIT Total Return IS
Putnam VT International Equity Fund – Class IA Shares	Putnam VT Intl Eq Cl IA
Putnam VT International Value Fund – Class IA Shares	Putnam VT Intl Val Cl IA
Putnam VT Large Cap Growth Fund – Class IA Shares	Putnam VT Lg Cap Growth Cl IA
Putnam VT Large Cap Value Fund – Class IA Shares	Putnam VT Lg Cap Val Cl IA
Securian Funds Trust – SFT Balanced Stabilization Fund	SFT Bal Stabilization
Securian Funds Trust – SFT Core Bond Fund – Class 1 Shares	SFT Core Bond Cl 1
Securian Funds Trust – SFT Equity Stabilization Fund	SFT Eq Stabilization
Securian Funds Trust – SFT Government Money Market Fund	SFT Govt Money Market

(Continued)

Minnesota Life Individual Variable Universal Life Account
Notes to Financial Statements

(1)  Organization and Basis of Presentation – (continued)

Full Name	Abbreviated Name
Securian Funds Trust – SFT Index 400 Mid-Cap Fund – Class 1 Shares	SFT Index 400 MC Cl 1
Securian Funds Trust – SFT Index 500 Fund – Class 1 Shares	SFT Index 500 Cl 1
Securian Funds Trust – SFT Macquarie Growth Fund	SFT Macquarie Growth
Securian Funds Trust – SFT Macquarie Small Cap Growth Fund	SFT Macquarie Small Cap Growth
Securian Funds Trust – SFT Real Estate Securities Fund – Class 1 Shares	SFT Real Estate Cl 1
Securian Funds Trust – SFT T. Rowe Price Value Fund	SFT T. Rowe Price Value
Securian Funds Trust – SFT Wellington Core Equity Fund – Class 1 Shares	SFT Wellington Core Equity Cl 1
T. Rowe Price Health Sciences Portfolio – II Class	T. Rowe Price Health Science II Cl
Vanguard® Variable Insurance Fund Balanced Portfolio	Vanguard VIF Balanced
Vanguard® Variable Insurance Fund Capital Growth Portfolio	Vanguard VIF Capital Growth
Vanguard® Variable Insurance Fund Diversified Value Portfolio	Vanguard VIF Diversified Value
Vanguard® Variable Insurance Fund Equity Income Portfolio	Vanguard VIF Equity Income
Vanguard® Variable Insurance Fund High Yield Bond Portfolio	Vanguard VIF High Yield Bond
Vanguard® Variable Insurance Fund International Portfolio	Vanguard VIF International
Vanguard® Variable Insurance Fund Money Market Portfolio	Vanguard VIF Money Market
Vanguard® Variable Insurance Fund Short-Term Investment-Grade Portfolio	Vanguard VIF Short-Term Inv-Gr
Vanguard® Variable Insurance Fund Small Company Growth Portfolio	Vanguard VIF Small Co Growth
Vanguard® Variable Insurance Fund Total Bond Market Portfolio	Vanguard VIF Total Bond Market
Vanguard® Variable Insurance Fund Total Stock Market Index Portfolio	Vanguard VIF Total Stock Market

The Securian Funds Trust was organized by Minnesota Life as an investment vehicle for its variable life insurance policies and variable annuity contracts. Securian Funds Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended, each of whose Funds operate as a no-load, diversified open-end management investment company, except that the SFT Macquarie Growth Fund operates as non-diversified, open-end management investment company.

Securian Financial Services, Inc. (Securian) acts as the underwriter for the Account. Securian Asset Management, Inc. (Securian AM) acts as the investment adviser for the Securian Funds Trust. Both Securian and Securian AM are affiliate companies of Minnesota Life.

The following Sub-Accounts had name changes during 2023 and 2024:

Former Name	Current Name	Effective Date
Putnam VT Growth Opportunities Fund – Class IA Shares	Putnam VT Large Cap Growth Fund – Class IA Shares	May 1, 2023
Delaware VIP Global Value Equity – Class II Shares	Delaware VIP Global Equity – Class II Shares	October 31, 2023
American Century VP Disciplined Core Value Fund Class I	LVIP American Century Disciplined Core Value Fund – Standard Class II	April 26, 2024

(Continued)

Minnesota Life Individual Variable Universal Life Account
Notes to Financial Statements

(1)  Organization and Basis of Presentation – (continued)

Former Name	Current Name	Effective Date
American Century Investments II VP Inflation Protection Fund – Class I Shares	LVIP American Century Inflation Protection Fund – Standard Class II	April 26, 2024
Delaware Ivy VIP Asset Strategy – Class II Shares	Macquarie VIP Asset Strategy Series – Service Class Shares	May 1, 2024
Delaware Ivy VIP Balanced – Class II Shares	Macquarie VIP Balanced Series – Service Class Shares	May 1, 2024
Delaware Ivy VIP Core Equity – Class II Shares	Macquarie VIP Core Equity Series – Service Class Shares	May 1, 2024
Delaware Ivy VIP Corporate Bond – Class II Shares	Macquarie VIP Corporate Bond Series – Service Class Shares	May 1, 2024
Delaware Ivy VIP Energy – Class II Shares	Macquarie VIP Energy Series – Service Class Shares	May 1, 2024
Delaware Ivy VIP Global Growth – Class II Shares	Macquarie VIP Global Growth Series – Service Class Shares	May 1, 2024
Delaware Ivy VIP Growth – Class II Shares	Macquarie VIP Growth Series – Service Class Shares	May 1, 2024
Delaware Ivy VIP High Income – Class II Shares	Macquarie VIP High Income Series – Service Class Shares	May 1, 2024
Delaware Ivy VIP International Core Equity – Class II Shares	Macquarie VIP International Core Equity Series – Service Class Shares	May 1, 2024
Delaware Ivy VIP Limited-Term Bond – Class II Shares	Macquarie VIP Limited Term Bond Series – Service Class Shares	May 1, 2024
Delaware Ivy VIP Mid Cap Growth – Class II Shares	Macquarie VIP Mid Cap Growth Series – Service Class Shares	May 1, 2024
Delaware Ivy VIP Natural Resources – Class II Shares	Macquarie VIP Natural Resources Series – Service Class Shares	May 1, 2024
Delaware Ivy VIP Pathfinder Aggressive – Class II Shares	Macquarie VIP Pathfinder Aggressive Series – Service Class Shares	May 1, 2024
Delaware Ivy VIP Pathfinder Conservative – Class II Shares	Macquarie VIP Pathfinder Conservative Series – Service Class Shares	May 1, 2024
Delaware Ivy VIP Pathfinder Moderate – Managed Volatility – Class II Shares	Macquarie VIP Pathfinder Moderate – Managed Volatility Series – Service Class Shares	May 1, 2024
Delaware Ivy VIP Pathfinder Moderate – Class II Shares	Macquarie VIP Pathfinder Moderate Series – Service Class Shares	May 1, 2024
Delaware Ivy VIP Pathfinder Moderately Aggressive – Class II Shares	Macquarie VIP Pathfinder Moderately Aggressive Series – Service Class Shares	May 1, 2024
Delaware Ivy VIP Pathfinder Moderately Conservative – Class II Shares	Macquarie VIP Pathfinder Moderately Conservative Series – Service Class Shares	May 1, 2024
Delaware Ivy VIP Science and Technology – Class II Shares	Macquarie VIP Science and Technology Series – Service Class Shares	May 1, 2024
Delaware Ivy VIP Small Cap Growth – Class II Shares	Macquarie VIP Small Cap Growth Series – Service Class Shares	May 1, 2024
Delaware Ivy VIP Smid Cap Core – Class II Shares	Macquarie VIP Smid Cap Core Series – Service Class Shares	May 1, 2024

(Continued)

Minnesota Life Individual Variable Universal Life Account
Notes to Financial Statements

(1)  Organization and Basis of Presentation – (continued)

Former Name	Current Name	Effective Date
Delaware Ivy VIP Value – Class II Shares	Macquarie VIP Value Series – Service Class Shares	May 1, 2024
Securian Funds Trust – SFT Delaware IvySM Growth Fund	Securian Funds Trust – SFT Macquarie Growth Fund	December 31, 2024
Securian Funds Trust – SFT Delaware IvySM Small Cap Growth Fund	Securian Funds Trust – SFT Macquarie Small Cap Growth Fund	December 31, 2024

The following Sub-Accounts were added to the Account in 2023:

Sub-Account	Effective Date
American Funds IS® Capital World Bond Fund – Class 2 Shares	September 29, 2023

On December 8, 2023, the Securian Funds Trust International Bond Fund was liquidated. Pursuant to a substitution order granted by the Securities and Exchange Commission, proceeds received from the liquidation of each fund below were used to purchase Sub-Account units in the corresponding funds listed below at relative net asset value.

Liquidated Fund	Replacement Fund
Securian Funds Trust – SFT International Bond Fund – Class 1 Shares	American Funds IS® Capital World Bond Fund – Class 1 Shares
Securian Funds Trust – SFT International Bond Fund – Class 2 Shares	American Funds IS® Capital World Bond Fund – Class 2 Shares

On April 26, 2024, the Delaware VIP Global Equity – Class II Shares Fund was acquired by the Delaware Ivy VIP Global Growth – Class II Shares Fund pursuant to a plan of reorganization. The Delaware Ivy VIP Global Growth – Class II Shares Fund was then subsequently renamed to the Macquarie Global Growth Series – Service Class Shares Fund.

Liquidated Fund	Acquiring Fund
Delaware VIP Global Equity – Class II Shares	Delaware Ivy VIP Global Growth – Class II Shares

On April 30, 2024, the Delaware VIP Real Estate Securities – Class II Shares Fund was liquidated. Pursuant to no-action relief granted by the Securities and Exchange Commission, proceeds received from the liquidation of the fund were used to purchase Sub-Account units in the Goldman Sachs VIT Government Money Market Portfolio – Service Shares Fund at relative net asset value.

Liquidated Fund	Replacement Fund
Delaware VIP Real Estate Securities – Class II Shares	Goldman Sachs VIT Government Money Market Portfolio – Service Shares

On May 1, 2024, the Northern Lights VT TOPS Target Range Portfolio – Class S Shares Fund was liquidated. Pursuant to no-action relief granted by the Securities and Exchange Commission, Premier Variable Universal Life, Variable Universal Life Defender, and Variable Universal Life Survivor policy proceeds received from the liquidation of the fund were used to purchase Sub-Account units in the Securian Funds Trust – SFT Government Money Market Fund. Pursuant to no-action relief granted by the Securities and Exchange Commission, Accumulator Variable Universal Life policy proceeds received from the liquidation of the fund were used to purchase Sub-Account units in the Vanguard® Variable Insurance Fund Money Market Portfolio.

Liquidated Fund	Replacement Fund
Northern Lights VT TOPS Target Range Portfolio – Class S Shares	Securian Funds Trust – SFT Government Money Market Fund
Northern Lights VT TOPS Target Range Portfolio – Class S Shares	Vanguard® Variable Insurance Fund Money Market Portfolio

Minnesota Life Individual Variable Universal Life Account
Notes to Financial Statements

(2)  Summary of Significant Accounting Policies

The Account and Sub-Accounts are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

The significant accounting policies followed consistently by the Account are as follows:

(a)  Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

(b)  Investments in Underlying Funds

Investments in shares of the underlying funds are stated at fair value which is the net asset value per share as determined daily by each underlying fund. Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the first in first out (FIFO) basis.

Realized gains (losses) on investments include capital gain distributions received from the respective underlying funds. Capital gain distributions are reinvested in the respective underlying funds.

All dividend distributions received from the underlying funds are reinvested in additional shares of the underlying funds and are recorded by the Sub-Accounts on the ex-dividend date. The underlying funds may utilize consent dividends to effectively distribute income for income tax purposes. The Sub-Account "consents" to treat these amounts as dividend income for tax purposes although they are not paid by the underlying funds. Therefore, no dividend income is recorded in the Statements of Operations related to such consent dividends.

(c)  Federal Income Taxes

The Account is treated as part of Minnesota Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Sub-Account from the underlying funds. Any applicable taxes will be the responsibility of the policy owners or beneficiaries upon termination or withdrawal.

(d)  Segment Disclosures

The Sub-Accounts adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07) as of January 1, 2024. Adoption of ASU 2023-07 impacted the financial statement disclosures in this note only, and did not affect the financial position of the Sub-Accounts or the results of their operations. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (CODM) when assessing segment performance and making decisions about segment resources. The CODM for the Sub-Accounts is the Senior Vice President, Individual Solutions, of Minnesota Life. Each Sub-Account has operated as a single segment since inception. The CODM assesses Sub-Account performance including investment results reflected in the net increase (decrease) in net assets resulting from operations as reported in the Statements of Operations as well as investment income ratios and total return, within the Financial Highlights of the Notes to Financial Statements.

Minnesota Life Individual Variable Universal Life Account
Notes to Financial Statements

(3)  Expenses and Related Party Transactions

The Accumulator Variable Universal Life, Premier Variable Universal Life, Variable Universal Life Defender, and the Waddell & Reed Advisor Accumulator Individual Variable Universal Life products are all single life products ("Single Life"). The Variable Universal Life Survivor is a joint survivorship product ("Joint Life").

The only income/expense item charged/credited through the daily unit value calculation is the unit value credit. The unit value credit is available to policy holders at the discretion of Minnesota Life. The unit value credit which is applicable only to certain Sub-Accounts is a pass through of revenue Minnesota Life receives from the advisors to the underlying funds and is intended to reduce expenses otherwise charged to the policies by Minnesota Life. This credit is expressed as a percentage of average annual portfolio assets held by the Sub-Account and ranges from 0.00% to 0.13%. The unit value credits assessed for the year ended December 31, 2024 are reported as a unit value credit on the Statements of Operations.

Policy purchase payments are reflected net of the following charges paid to Minnesota Life:

A premium charge of up to 10.00% is deducted from each premium payment. This charge is intended to cover the costs of issuing the policy and includes the premium taxes that are sent to the state in which the policy is issued. Total premium charges for the year ended December 31, 2024 and 2023 amounted to $16,257,192 and $12,881,501, respectively.

In addition to deductions from premium payments, accumulation value charges, if any, are assessed from the actual accumulation value of each policy. These charges are paid by redeeming units of the Account held by the individual policy owner. The following charges may be included in the accumulation value charges:

A policy issue charge is assessed monthly for the first ten to fifteen years following issuance of the policy and for the first ten to fifteen years following any increase in the face amount. The policy issue charge varies with the amount of insurance, death benefit option, the insured's issue age, sex, and risk class. The monthly policy charge covers certain administrative charges and is $8 per month and is guaranteed not to exceed $12 per month, plus up to $0.0125 per $1,000 of face amount on Single Life products. The monthly policy charge covers certain administrative charges and is $20 per month and is guaranteed not to exceed $30 per month, plus up to $0.0125 per $1,000 of face amount on Joint Life products.

The transaction charges are for expenses incurred by Minnesota Life for processing certain transactions. A charge of up to $100 is assessed for each Single Life policy adjustment. A charge of up to $200 is assessed for each Joint Life policy adjustment.

The cost of insurance charge varies with the amount of insurance, the insured's age, sex, risk class, level of scheduled premium and duration of the policy.

The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on a monthly basis, to up to 0.03% of the accumulation value less policy loans for the first ten to fifteen policy year durations. The charge may be raised to 0.08% of the accumulation value on all products up to the lifetime of the policy.

The charge for substandard risks is for providing death benefits for policies which have mortality risks in excess of the standard.

A surrender charge is assessed from the accumulation value if the policy terminates or is fully surrendered during the ten to fifteen year surrender charge period.

(Continued)

Minnesota Life Individual Variable Universal Life Account
Notes to Financial Statements

(3)  Expenses and Related Party Transactions – (continued)

The total accumulation value charges for the years or periods ended December 31, 2024 and 2023 for each segregated Sub-Account is as follows:

Sub-Account	2024	2023
AB VPS Dyn Asset Alloc Cl B	$663,480	$797,748
AB VPS Intl Value Cl A	81,154	83,392
Amer Funds IS Capital World Bond Cl 1	149,271	114,128
Amer Funds IS Capital World Bond Cl 2 (a)	2,341	159
Amer Funds IS Global Small Cap Cl 1	230,827	220,096
Amer Funds IS Growth Cl 1	2,585,000	1,987,054
Amer Funds IS Growth-Inc Cl 1	805,519	605,944
Amer Funds IS Intl Cl 1	440,891	538,844
Amer Funds IS New World Cl 1	421,923	409,983
Amer Funds IS US Govt Sec Cl 1	122,136	90,504
BlackRock Intl Index VI Cl I	229,231	192,829
BlackRock Small Cap Index VI Cl I	376,245	276,008
ClearBridge Sm Cap Growth Cl I	190,020	202,058
Fidelity VIP Bond Index IC	118,023	58,039
Fidelity VIP Equity-Income IC	488,739	451,692
Fidelity VIP Mid Cap IC	1,275,391	1,154,985
Franklin Small Cap Val VIP Cl 1	820,601	728,770
Goldman Sachs VIT Govt Money Market SS	8,276	1,236
Invesco Opphmr VI Intl Growth Sr I	93,185	88,049
Invesco VI American Value Sr I	155,819	194,503
Invesco VI Comstock Sr I	99,751	157,994
Invesco VI MS Sm Cap Sr I	155,007	141,945
Janus Henderson Balanced IS	1,294,178	827,656
Janus Henderson Flexible Bond IS	89,067	87,439
Janus Henderson Forty IS	451,191	392,690
Janus Henderson Mid Cap Val IS	251,609	184,091
Janus Henderson Overseas IS	217,320	196,616
Janus Henderson Research IS	114,877	94,227
LVIP Amer Century VP Dscplnd Core Val Std Cl II	104,803	100,042
LVIP Amer Century VP Infl Pro Std Cl II	70,126	77,423
Macquarie VIP Asset Strategy Ser Cl	299,307	332,495
Macquarie VIP Balanced Ser Cl	21,063	22,982
Macquarie VIP Core Equity Ser Cl	179,144	190,026
Macquarie VIP Corporate Bond Ser Cl	13,855	14,116
Macquarie VIP Energy Ser Cl	7,889	9,435
Macquarie VIP Global Growth Ser Cl	168,429	122,615
Macquarie VIP Growth Ser Cl	129,468	130,931
Macquarie VIP High Income Ser Cl	21,155	26,915
Macquarie VIP Intl Core Equity Ser Cl	195,452	211,010
Macquarie VIP Limited Term Bond Ser Cl	4,339	4,573
Macquarie VIP Mid Cap Growth Ser Cl	359,374	352,163
Macquarie VIP Natural Res Ser Cl	54,811	63,291
Macquarie VIP Path Aggr Ser Cl	132,468	146,629
Macquarie VIP Path Conserv Ser Cl	3,629	4,218
Macquarie VIP Path Mod Aggr Ser Cl	329,401	361,560
Macquarie VIP Path Mod Conserv Ser Cl	34,977	33,683
Macquarie VIP Path Mod MV Ser Cl	628,108	756,605
Macquarie VIP Path Mod Ser Cl	91,967	98,948
Macquarie VIP Science & Tech Ser Cl	1,675,371	1,447,542
Macquarie VIP Small Cap Growth Ser Cl	29,009	30,725
Macquarie VIP Smid Cap Core Ser Cl	122,066	121,725
Macquarie VIP Value Ser Cl	16,506	17,042
MFS VIT – Mid Cap Growth Ser IC	271,562	204,307
MFS VIT II – Intl Intrinsic Val IC	530,990	488,320
(Continued)

Minnesota Life Individual Variable Universal Life Account
Notes to Financial Statements

(3)  Expenses and Related Party Transactions – (continued)

Sub-Account	2024	2023
MorgStanley VIF Emg Mk Eq Cl 2	$248,381	$251,235
Morningstar Aggr Growth ETF Cl I	2,341,056	2,460,698
Morningstar Balanced ETF Cl I	929,996	1,002,457
Morningstar Conservative ETF Cl I	220,607	211,349
Morningstar Growth ETF Cl I	2,602,143	2,663,890
Morningstar Inc & Gro Asset All Cl I	243,537	218,363
Neuberger Berman Sustain Eq Cl I	69,338	74,643
PIMCO VIT Global Div Alloc Adv Cl	613,947	720,299
PIMCO VIT Intl Bond USD-H Adv Cl	245,218	153,310
PIMCO VIT Low Duration IS	76,540	79,014
PIMCO VIT Total Return IS	247,087	228,986
Putnam VT Intl Eq Cl IA	32,859	32,967
Putnam VT Intl Val Cl IA	34,915	22,571
Putnam VT Lg Cap Growth Cl IA	260,781	237,691
Putnam VT Lg Cap Val Cl IA	369,672	207,500
SFT Bal Stabilization	1,316,283	1,528,936
SFT Core Bond Cl 1	381,277	383,105
SFT Eq Stabilization	1,152,847	1,379,085
SFT Govt Money Market	311,327	98,405
SFT Index 400 MC Cl 1	1,393,474	1,444,215
SFT Index 500 Cl 1	9,117,808	7,097,615
SFT Macquarie Growth	385,500	388,353
SFT Macquarie Small Cap Growth	280,694	307,057
SFT Real Estate Cl 1	517,517	563,864
SFT T. Rowe Price Value	671,382	654,086
SFT Wellington Core Equity Cl 1	251,119	224,945
T. Rowe Price Health Science II Cl	583,158	388,323
TOPS Mgd Risk Flex ETF	743,524	879,330
Vanguard VIF Balanced	1,415,299	1,289,114
Vanguard VIF Capital Growth	1,379,387	1,354,677
Vanguard VIF Diversified Value	791,945	810,262
Vanguard VIF Equity Income	987,485	963,794
Vanguard VIF High Yield Bond	321,787	332,739
Vanguard VIF International	1,517,357	1,445,323
Vanguard VIF Money Market	2,448	3,628
Vanguard VIF Short-Term Inv-Gr	261,030	212,688
Vanguard VIF Small Co Growth	1,255,212	1,302,819
Vanguard VIF Total Bond Market	677,008	514,541
Vanguard VIF Total Stock Market	2,309,573	2,031,865

(a)  For the period from September 29, 2023 through December 31, 2023 and for the year ended December 31, 2024.

Minnesota Life also assesses charges for the agreements purchased with the policy. The following twelve Agreements are available to provide supplemental insurance benefits under the policy: Death Benefit Guarantee Agreement, Family Term – Children, Interest Accumulation Agreement, Overloan Protection, Term Insurance, Waiver of Charges, Early Values Agreement, Waiver of Premium Agreement, Guaranteed Insurability Option, Long Term Care Agreement, No Lapse Guarantee Agreement, and Inflation Agreement. The charges for these agreements are set forth in the prospectus. Not every Agreement above is available in every policy type.

(4)  Fair Value Measurement

In accordance with FASB ASC Topic 820, Fair Value Measurement (FASB ASC 820), fair value is defined as the price that the Account would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.

(Continued)

Minnesota Life Individual Variable Universal Life Account
Notes to Financial Statements

(4)  Fair Value Measurement – (continued)

The fair value of the Account's financial assets has been determined using available market information as of December 31, 2024. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Account uses the market approach which utilizes relevant information generated by market transactions involving identical or comparable assets or liabilities. When applying the market approach, the Account maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Account. Unobservable inputs reflect the Account's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

The Account is required to categorize its financial assets recorded on the Statements of Assets, Liabilities and Policy Owners' Equity according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

Level 1 – Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2 – Fair value is based on other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed).

Level 3 – Fair value is based on at least one or more significant unobservable inputs, which may include the Account's own assumptions in determining the fair value of investments.

The Account uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level. Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Account will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

As of December 31, 2024, all of the Account's investments are classified as Level 2 as the values are based upon reported net asset values provided by the fund managers. It has been determined that no transfers between levels occurred during the year. The characterization of the underlying securities held by the funds in accordance with FASB ASC 820 may differ from the characterization of an investment in the fund.

(5)  Investment Transactions

The aggregate cost of purchases and proceeds from sales of investments during the year ended December 31, 2024 were as follows:

Sub-Accounts	Purchases	Sales
AB VPS Dyn Asset Alloc Cl B	$2,075,703	$557,024
AB VPS Intl Value Cl A	566,831	140,158
Amer Funds IS Capital World Bond Cl 1	1,326,453	278,427
Amer Funds IS Capital World Bond Cl 2	32,587	5,578
Amer Funds IS Global Small Cap Cl 1	2,075,183	357,225
Amer Funds IS Growth Cl 1	14,547,961	3,481,765
Amer Funds IS Growth-Inc Cl 1	7,484,976	925,918
Amer Funds IS Intl Cl 1	2,901,688	3,619,618
Amer Funds IS New World Cl 1	3,341,585	379,180
Amer Funds IS US Govt Sec Cl 1	1,158,481	337,848
BlackRock Intl Index VI Cl I	2,678,029	640,728
BlackRock Small Cap Index VI Cl I	4,920,820	459,577

(Continued)

Minnesota Life Individual Variable Universal Life Account
Notes to Financial Statements

(5)  Investment Transactions – (continued)

Sub-Accounts	Purchases	Sales
ClearBridge Sm Cap Growth Cl I	$1,754,421	$453,440
Fidelity VIP Bond Index IC	2,026,118	61,839
Fidelity VIP Equity-Income IC	3,413,295	559,552
Fidelity VIP Mid Cap IC	8,774,269	1,274,250
Franklin Small Cap Val VIP Cl 1	6,774,121	1,959,212
Goldman Sachs VIT Govt Money Market SS	628,762	28,480
Invesco Opphmr VI Intl Growth Sr I	972,639	93,444
Invesco VI American Value Sr I	1,011,490	2,256,964
Invesco VI Comstock Sr I	1,021,220	1,645,724
Invesco VI MS Sm Cap Sr I	1,323,039	1,056,543
Janus Henderson Balanced IS	16,101,483	1,282,102
Janus Henderson Flexible Bond IS	867,361	107,847
Janus Henderson Forty IS	1,928,319	659,421
Janus Henderson Mid Cap Val IS	2,411,614	201,798
Janus Henderson Overseas IS	1,614,815	382,825
Janus Henderson Research IS	677,787	410,475
LVIP Amer Century VP Dscplnd Core Val Std Cl II	584,721	172,682
LVIP Amer Century VP Infl Pro Std Cl II	500,394	75,261
Macquarie VIP Asset Strategy Ser Cl	1,585,039	1,079,089
Macquarie VIP Balanced Ser Cl	48,300	41,199
Macquarie VIP Core Equity Ser Cl	1,744,148	494,202
Macquarie VIP Corporate Bond Ser Cl	108,425	19,229
Macquarie VIP Energy Ser Cl	88,911	27,769
Macquarie VIP Global Growth Ser Cl	2,262,664	266,672
Macquarie VIP Growth Ser Cl	1,666,100	1,045,422
Macquarie VIP High Income Ser Cl	162,469	102,540
Macquarie VIP Intl Core Equity Ser Cl	1,077,334	411,879
Macquarie VIP Limited Term Bond Ser Cl	23,337	11,336
Macquarie VIP Mid Cap Growth Ser Cl	2,548,126	1,169,551
Macquarie VIP Natural Res Ser Cl	513,993	281,631
Macquarie VIP Path Aggr Ser Cl	388,584	913,591
Macquarie VIP Path Conserv Ser Cl	27,457	4,605
Macquarie VIP Path Mod Aggr Ser Cl	516,654	412,879
Macquarie VIP Path Mod Conserv Ser Cl	33,408	92,844
Macquarie VIP Path Mod MV Ser Cl	849,233	567,024
Macquarie VIP Path Mod Ser Cl	134,450	64,030
Macquarie VIP Science & Tech Ser Cl	8,037,465	4,758,285
Macquarie VIP Small Cap Growth Ser Cl	121,793	77,007
Macquarie VIP Smid Cap Core Ser Cl	674,874	224,642
Macquarie VIP Value Ser Cl	252,153	12,383
MFS VIT – Mid Cap Growth Ser IC	2,143,314	547,163
MFS VIT II – Intl Intrinsic Val IC	6,173,102	1,391,445
MorgStanley VIF Emg Mk Eq Cl 2	1,186,664	420,456
Morningstar Aggr Growth ETF Cl I	12,112,448	7,267,753
Morningstar Balanced ETF Cl I	4,628,923	3,231,493
Morningstar Conservative ETF Cl I	844,128	493,617
Morningstar Growth ETF Cl I	12,680,352	9,082,436
Morningstar Inc & Gro Asset All Cl I	2,293,463	787,941
Neuberger Berman Sustain Eq Cl I	523,292	139,512
PIMCO VIT Global Div Alloc Adv Cl	1,336,811	324,432
PIMCO VIT Intl Bond USD-H Adv Cl	1,217,801	216,394
PIMCO VIT Low Duration IS	556,328	76,766
PIMCO VIT Total Return IS	2,129,739	638,325
Putnam VT Intl Eq Cl IA	449,200	144,028
Putnam VT Intl Val Cl IA	709,475	132,580
Putnam VT Lg Cap Growth Cl IA	2,273,245	849,810
Putnam VT Lg Cap Val Cl IA	6,953,266	1,179,708

(Continued)

Minnesota Life Individual Variable Universal Life Account
Notes to Financial Statements

(5)  Investment Transactions – (continued)

Sub-Accounts	Purchases	Sales
SFT Bal Stabilization	$2,082,954	$755,958
SFT Core Bond Cl 1	3,577,581	2,456,951
SFT Eq Stabilization	1,313,676	755,865
SFT Govt Money Market	7,653,698	2,944,474
SFT Index 400 MC Cl 1	5,897,057	2,612,716
SFT Index 500 Cl 1	59,079,254	16,759,545
SFT Macquarie Growth	2,300,938	1,092,895
SFT Macquarie Small Cap Growth	1,217,866	702,378
SFT Real Estate Cl 1	3,224,559	3,038,614
SFT T. Rowe Price Value	2,771,496	790,029
SFT Wellington Core Equity Cl 1	1,240,965	655,668
T. Rowe Price Health Science II Cl	1,396,407	527,318
TOPS Mgd Risk Flex ETF	1,864,823	472,334
Vanguard VIF Balanced	8,459,855	1,258,992
Vanguard VIF Capital Growth	6,729,694	1,901,690
Vanguard VIF Diversified Value	5,521,513	2,326,179
Vanguard VIF Equity Income	7,128,872	1,605,538
Vanguard VIF High Yield Bond	2,834,249	720,218
Vanguard VIF International	11,401,054	2,317,135
Vanguard VIF Money Market	107,924	453,557
Vanguard VIF Short-Term Inv-Gr	3,656,044	564,721
Vanguard VIF Small Co Growth	5,940,025	1,777,763
Vanguard VIF Total Bond Market	9,164,896	951,430
Vanguard VIF Total Stock Market	21,672,615	7,332,096

(Continued)

Minnesota Life Individual Variable Universal Life Account
Notes to Financial Statements

(6)  Unit Activity from Policy Transactions

Transactions in units for each Segregated Sub-Account for the years or periods ended December 31, 2024 and 2023 were as follows:

	Segregated Sub-Accounts
	AB VPS Dyn Asset Alloc Cl B	AB VPS Intl Value Cl A	Amer Funds IS Capital World Bond Cl 1	Amer Funds IS Capital World Bond Cl 2 (a)	Amer Funds IS Global Small Cap Cl 1	Amer Funds IS Growth Cl 1
Units outstanding at December 31, 2022	9,618,221	2,382,641	2,319,097	–	2,505,937	13,495,975
Policy purchase payments	1,042,942	335,657	3,120,255	173,531	1,467,015	7,016,545
Policy terminations, withdrawal payments and charges	(424,381)	(240,156)	(205,716)	(105)	(152,470)	(1,416,184)
Units outstanding at December 31, 2023	10,236,782	2,478,142	5,233,636	173,426	3,820,482	19,096,336
Policy purchase payments	1,402,773	418,571	1,232,404	26,238	1,388,407	5,528,621
Policy terminations, withdrawal payments and charges	(415,908)	(119,590)	(287,311)	(5,026)	(275,177)	(1,434,009)
Units outstanding at December 31, 2024	11,223,647	2,777,123	6,178,729	194,638	4,933,712	23,190,948
	Segregated Sub-Accounts
	Amer Funds IS Growth-Inc Cl 1	Amer Funds IS Intl Cl 1	Amer Funds IS New World Cl 1	Amer Funds IS US Govt Sec Cl 1	BlackRock Intl Index VI Cl I	BlackRock Small Cap Index VI Cl I
Units outstanding at December 31, 2022	5,705,213	7,319,108	5,549,012	858,231	3,509,936	4,242,607
Policy purchase payments	4,488,961	2,287,739	2,163,665	955,717	2,689,508	3,409,859
Policy terminations, withdrawal payments and charges	(538,394)	(455,837)	(189,599)	(45,251)	(641,052)	(172,141)
Units outstanding at December 31, 2023	9,655,780	9,151,010	7,523,078	1,768,697	5,558,392	7,480,325
Policy purchase payments	3,309,243	1,928,283	2,216,966	999,718	2,204,254	4,342,552
Policy terminations, withdrawal payments and charges	(493,838)	(2,713,221)	(268,171)	(323,111)	(589,908)	(458,703)
Units outstanding at December 31, 2024	12,471,185	8,366,072	9,471,873	2,445,304	7,172,738	11,364,174
	Segregated Sub-Accounts
	ClearBridge Sm Cap Growth Cl I	Fidelity VIP Bond Index IC	Fidelity VIP Equity-Income IC	Fidelity VIP Mid Cap IC	Franklin Small Cap Val VIP Cl 1	Goldman Sachs VIT Govt Money Market SS
Units outstanding at December 31, 2022	1,872,344	755,820	2,816,945	3,913,718	6,386,049	62,715
Policy purchase payments	1,777,972	991,310	833,187	1,486,154	1,793,922	5,586
Policy terminations, withdrawal payments and charges	(86,756)	(84,602)	(277,595)	(200,528)	(214,596)	(6,087)
Units outstanding at December 31, 2023	3,563,560	1,662,528	3,372,537	5,199,344	7,965,375	62,214
Policy purchase payments	1,179,965	2,084,102	638,249	1,262,707	2,460,873	561,550
Policy terminations, withdrawal payments and charges	(329,139)	(66,307)	(154,983)	(306,959)	(710,564)	(25,867)
Units outstanding at December 31, 2024	4,414,386	3,680,323	3,855,803	6,155,092	9,715,684	597,897

(Continued)

Minnesota Life Individual Variable Universal Life Account
Notes to Financial Statements

(6)  Unit Activity from Policy Transactions – (continued)

	Segregated Sub-Accounts
	Invesco Opphmr VI Intl Growth Sr I	Invesco VI American Value Sr I	Invesco VI Comstock Sr I	Invesco VI MS Sm Cap Sr I	Janus Henderson Balanced IS	Janus Henderson Flexible Bond IS
Units outstanding at December 31, 2022	1,258,379	2,272,873	2,144,703	1,764,034	4,975,341	1,077,205
Policy purchase payments	408,256	872,938	796,918	749,294	2,649,435	1,387,045
Policy terminations, withdrawal payments and charges	(89,327)	(438,202)	(218,926)	(230,409)	(489,209)	(82,625)
Units outstanding at December 31, 2023	1,577,308	2,707,609	2,722,695	2,282,919	7,135,567	2,381,625
Policy purchase payments	575,932	429,176	386,837	709,876	10,384,314	672,046
Policy terminations, withdrawal payments and charges	(71,088)	(1,247,249)	(999,389)	(665,106)	(817,096)	(99,920)
Units outstanding at December 31, 2024	2,082,152	1,889,536	2,110,143	2,327,689	16,702,785	2,953,751
	Segregated Sub-Accounts
	Janus Henderson Forty IS	Janus Henderson Mid Cap Val IS	Janus Henderson Overseas IS	Janus Henderson Research IS	LVIP Amer Century VP Dscplnd Core Val Std Cl II	LVIP Amer Century VP Infl Pro Std Cl II
Units outstanding at December 31, 2022	2,470,965	1,146,521	3,423,832	888,024	913,909	1,056,097
Policy purchase payments	747,874	1,385,587	583,961	84,167	536,788	434,376
Policy terminations, withdrawal payments and charges	(252,660)	(81,678)	(210,363)	(40,107)	(80,586)	(41,919)
Units outstanding at December 31, 2023	2,966,179	2,450,430	3,797,430	932,084	1,370,111	1,448,554
Policy purchase payments	737,083	1,434,457	945,161	85,744	356,007	379,333
Policy terminations, withdrawal payments and charges	(311,896)	(134,389)	(236,858)	(68,957)	(111,602)	(66,390)
Units outstanding at December 31, 2024	3,391,366	3,750,498	4,505,733	948,871	1,614,516	1,761,497
	Segregated Sub-Accounts
	Macquarie VIP Asset Strategy Ser Cl	Macquarie VIP Balanced Ser Cl	Macquarie VIP Core Equity Ser Cl	Macquarie VIP Corporate Bond Ser Cl	Macquarie VIP Energy Ser Cl	Macquarie VIP Global Growth Ser Cl
Units outstanding at December 31, 2022	5,663,758	213,181	1,063,454	372,043	530,376	1,293,825
Policy purchase payments	476,806	9,319	147,129	37,972	55,531	407,163
Policy terminations, withdrawal payments and charges	(233,637)	(20,492)	(89,021)	(17,006)	(69,504)	(99,657)
Units outstanding at December 31, 2023	5,906,927	202,008	1,121,562	393,009	516,403	1,601,331
Policy purchase payments	452,066	12,249	166,389	51,639	91,215	754,695
Policy terminations, withdrawal payments and charges	(552,847)	(12,533)	(82,814)	(11,381)	(33,759)	(92,922)
Units outstanding at December 31, 2024	5,806,146	201,724	1,205,137	433,267	573,859	2,263,104

(Continued)

Minnesota Life Individual Variable Universal Life Account
Notes to Financial Statements

(6)  Unit Activity from Policy Transactions – (continued)

	Segregated Sub-Accounts
	Macquarie VIP Growth Ser Cl	Macquarie VIP High Income Ser Cl	Macquarie VIP Intl Core Equity Ser Cl	Macquarie VIP Limited Term Bond Ser Cl	Macquarie VIP Mid Cap Growth Ser Cl	Macquarie VIP Natural Res Ser Cl
Units outstanding at December 31, 2022	1,311,437	445,854	2,914,769	126,419	1,136,368	4,167,020
Policy purchase payments	87,123	22,255	372,405	18,411	582,875	367,222
Policy terminations, withdrawal payments and charges	(130,862)	(30,478)	(202,195)	(6,540)	(113,797)	(570,310)
Units outstanding at December 31, 2023	1,267,698	437,631	3,084,979	138,290	1,605,446	3,963,932
Policy purchase payments	74,496	29,802	461,003	11,525	406,442	437,353
Policy terminations, withdrawal payments and charges	(147,869)	(36,789)	(197,815)	(8,734)	(213,133)	(359,428)
Units outstanding at December 31, 2024	1,194,325	430,644	3,348,167	141,081	1,798,755	4,041,857
	Segregated Sub-Accounts
	Macquarie VIP Path Aggr Ser Cl	Macquarie VIP Path Conserv Ser Cl	Macquarie VIP Path Mod Aggr Ser Cl	Macquarie VIP Path Mod Conserv Ser Cl	Macquarie VIP Path Mod MV Ser Cl	Macquarie VIP Path Mod Ser Cl
Units outstanding at December 31, 2022	2,738,562	99,640	4,659,129	255,708	7,645,891	1,596,262
Policy purchase payments	99,926	7,477	124,606	9,164	556,196	24,703
Policy terminations, withdrawal payments and charges	(216,770)	(4,230)	(338,998)	(9,887)	(347,759)	(68,156)
Units outstanding at December 31, 2023	2,621,718	102,887	4,444,737	254,985	7,854,328	1,552,809
Policy purchase payments	69,088	8,706	99,258	8,674	411,484	22,473
Policy terminations, withdrawal payments and charges	(263,595)	(1,984)	(137,100)	(35,004)	(350,828)	(23,639)
Units outstanding at December 31, 2024	2,427,211	109,609	4,406,895	228,655	7,914,984	1,551,643
	Segregated Sub-Accounts
	Macquarie VIP Science & Tech Ser Cl	Macquarie VIP Small Cap Growth Ser Cl	Macquarie VIP Smid Cap Core Ser Cl	Macquarie VIP Value Ser Cl	MFS VIT - Mid Cap Growth Ser IC	MFS VIT II - Intl Intrinsic Val IC
Units outstanding at December 31, 2022	3,531,025	530,399	601,032	309,909	1,555,659	5,833,653
Policy purchase payments	1,038,183	46,620	193,270	29,711	905,743	1,323,637
Policy terminations, withdrawal payments and charges	(382,642)	(15,549)	(32,817)	(21,890)	(78,723)	(624,916)
Units outstanding at December 31, 2023	4,186,566	561,470	761,485	317,730	2,382,679	6,532,374
Policy purchase payments	894,860	36,088	158,256	25,910	1,117,585	2,805,084
Policy terminations, withdrawal payments and charges	(648,440)	(22,401)	(54,535)	(3,386)	(327,011)	(728,094)
Units outstanding at December 31, 2024	4,432,986	575,157	865,206	340,254	3,173,253	8,609,364

(Continued)

Minnesota Life Individual Variable Universal Life Account
Notes to Financial Statements

(6)  Unit Activity from Policy Transactions – (continued)

	Segregated Sub-Accounts
	MorgStanley VIF Emg Mk Eq Cl 2	Morningstar Aggr Growth ETF Cl I	Morningstar Balanced ETF Cl I	Morningstar Conservative ETF Cl I	Morningstar Growth ETF Cl I	Morningstar Inc & Gro Asset All Cl I
Units outstanding at December 31, 2022	5,352,356	34,947,788	10,240,655	2,088,660	38,323,973	2,313,611
Policy purchase payments	1,080,361	5,078,307	1,190,909	552,078	2,867,644	1,003,443
Policy terminations, withdrawal payments and charges	(185,320)	(1,542,276)	(727,558)	(256,206)	(3,397,459)	(578,743)
Units outstanding at December 31, 2023	6,247,397	38,483,819	10,704,006	2,384,532	37,794,158	2,738,311
Policy purchase payments	823,521	3,326,420	1,715,108	467,054	3,477,614	1,147,974
Policy terminations, withdrawal payments and charges	(325,682)	(2,806,480)	(1,743,720)	(330,745)	(3,581,378)	(492,884)
Units outstanding at December 31, 2024	6,745,236	39,003,759	10,675,394	2,520,841	37,690,394	3,393,401
	Segregated Sub-Accounts
	Neuberger Berman Sustain Eq Cl I	PIMCO VIT Global Div Alloc Adv Cl	PIMCO VIT Intl Bond USD-H Adv Cl	PIMCO VIT Low Duration IS	PIMCO VIT Total Return IS	Putnam VT Intl Eq Cl IA
Units outstanding at December 31, 2022	954,124	7,879,362	48,234	780,198	2,854,358	447,757
Policy purchase payments	394,338	678,806	350,695	934,764	2,568,867	179,803
Policy terminations, withdrawal payments and charges	(109,120)	(285,100)	(116,696)	(273,436)	(433,377)	(44,738)
Units outstanding at December 31, 2023	1,239,342	8,273,068	282,233	1,441,526	4,989,848	582,822
Policy purchase payments	200,077	514,579	1,121,676	455,202	1,813,012	296,498
Policy terminations, withdrawal payments and charges	(74,091)	(221,475)	(201,653)	(72,156)	(622,248)	(99,552)
Units outstanding at December 31, 2024	1,365,328	8,566,172	1,202,256	1,824,572	6,180,612	779,768
	Segregated Sub-Accounts
	Putnam VT Intl Val Cl IA	Putnam VT Lg Cap Growth Cl IA	Putnam VT Lg Cap Val Cl IA	SFT Bal Stabilization	SFT Core Bond Cl 1	SFT Eq Stabilization
Units outstanding at December 31, 2022	835,098	2,900,124	1,459,760	16,695,846	5,715,291	11,371,791
Policy purchase payments	450,734	706,148	1,833,594	1,121,433	2,588,971	1,080,256
Policy terminations, withdrawal payments and charges	(115,685)	(438,686)	(144,093)	(355,626)	(1,334,536)	(262,898)
Units outstanding at December 31, 2023	1,170,147	3,167,586	3,149,261	17,461,653	6,969,726	12,189,149
Policy purchase payments	555,122	858,690	3,408,960	1,055,764	2,957,507	866,683
Policy terminations, withdrawal payments and charges	(107,366)	(355,400)	(606,591)	(389,408)	(2,028,756)	(507,764)
Units outstanding at December 31, 2024	1,617,903	3,670,876	5,951,630	18,128,009	7,898,477	12,548,068

(Continued)

Minnesota Life Individual Variable Universal Life Account
Notes to Financial Statements

(6)  Unit Activity from Policy Transactions – (continued)

	Segregated Sub-Accounts
	SFT Govt Money Market	SFT Index 400 MC Cl 1	SFT Index 500 Cl 1	SFT Macquarie Growth	SFT Macquarie Small Cap Growth	SFT Real Estate Cl 1
Units outstanding at December 31, 2022	431,133	11,747,100	30,764,715	2,517,637	2,639,722	6,026,660
Policy purchase payments	4,263,072	2,655,491	12,516,687	451,038	863,781	1,938,446
Policy terminations, withdrawal payments and charges	(3,523,324)	(1,024,865)	(1,679,266)	(204,411)	(299,794)	(670,949)
Units outstanding at December 31, 2023	1,170,881	13,377,726	41,602,136	2,764,264	3,203,709	7,294,157
Policy purchase payments	6,808,246	2,145,939	17,401,018	621,173	546,260	1,674,288
Policy terminations, withdrawal payments and charges	(2,673,586)	(892,730)	(4,119,868)	(298,847)	(321,917)	(1,556,285)
Units outstanding at December 31, 2024	5,305,541	14,630,935	54,883,286	3,086,590	3,428,052	7,412,160
	Segregated Sub-Accounts
	SFT T. Rowe Price Value	SFT Wellington Core Equity Cl 1	T. Rowe Price Health Science II Cl	TOPS Mgd Risk Flex ETF	Vanguard VIF Balanced	Vanguard VIF Capital Growth
Units outstanding at December 31, 2022	4,538,651	1,822,931	177,459	9,697,382	7,357,997	5,047,855
Policy purchase payments	1,587,649	571,745	826,950	919,920	2,002,072	1,153,837
Policy terminations, withdrawal payments and charges	(321,249)	(160,867)	(187,639)	(433,611)	(310,545)	(660,949)
Units outstanding at December 31, 2023	5,805,051	2,233,809	816,770	10,183,691	9,049,524	5,540,743
Policy purchase payments	1,197,997	458,356	1,095,490	996,335	1,691,346	840,086
Policy terminations, withdrawal payments and charges	(356,831)	(247,322)	(460,386)	(358,291)	(354,677)	(289,224)
Units outstanding at December 31, 2024	6,646,217	2,444,843	1,451,874	10,821,735	10,386,193	6,091,605
	Segregated Sub-Accounts
	Vanguard VIF Diversified Value	Vanguard VIF Equity Income	Vanguard VIF High Yield Bond	Vanguard VIF International	Vanguard VIF Money Market	Vanguard VIF Short-Term Inv-Gr
Units outstanding at December 31, 2022	4,747,022	4,831,459	2,424,767	12,525,599	131,620	1,950,088
Policy purchase payments	1,413,040	1,328,898	894,440	2,693,509	505,768	1,342,962
Policy terminations, withdrawal payments and charges	(322,840)	(251,405)	(149,457)	(853,445)	(42,571)	(297,173)
Units outstanding at December 31, 2023	5,837,222	5,908,952	3,169,750	14,365,663	594,817	2,995,877
Policy purchase payments	970,206	1,083,561	949,562	3,861,473	74,223	2,285,306
Policy terminations, withdrawal payments and charges	(607,527)	(361,475)	(286,075)	(865,672)	(382,452)	(369,051)
Units outstanding at December 31, 2024	6,199,901	6,631,038	3,833,237	17,361,464	286,588	4,912,132

(Continued)

Minnesota Life Individual Variable Universal Life Account
Notes to Financial Statements

(6)  Unit Activity from Policy Transactions – (continued)

	Segregated Sub-Accounts
	Vanguard VIF Small Co Growth	Vanguard VIF Total Bond Market	Vanguard VIF Total Stock Market
Units outstanding at December 31, 2022	9,859,869	6,902,807	7,981,639
Policy purchase payments	1,903,994	4,136,203	4,113,327
Policy terminations, withdrawal payments and charges	(833,974)	(2,108,672)	(667,156)
Units outstanding at December 31, 2023	10,929,889	8,930,338	11,427,810
Policy purchase payments	2,317,977	5,768,794	3,178,540
Policy terminations, withdrawal payments and charges	(562,997)	(624,882)	(1,410,414)
Units outstanding at December 31, 2024	12,684,869	14,074,250	13,195,936

(a)  For the period from September 29, 2023 through December 31, 2023 and for the year ended December 31, 2024.

(Continued)

Minnesota Life Individual Variable Universal Life Account
Notes to Financial Statements

(7)  Financial Highlights

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios, and total returns for the years or periods ended December 31, 2024, 2023, 2022, 2021, and 2020 is as follows:

	At December 31				For the years or periods ended December 31
	Units Outstanding	Unit Value		Net Assets	Investment Income Ratio*	Expense Ratio**	Total Return***
AB VPS Dyn Asset Alloc Cl B
2024	11,223,647	$1.42	to 1.43	$15,892,961	1.14%	(0.08)%	10.52%
2023	10,236,782	1.28	to 1.29	13,117,466	0.61%	(0.08)%	13.57%
2022	9,618,221	1.13	to 1.14	10,852,433	2.56%	(0.08)%	(18.61)%
2021	8,432,462	1.39	to 1.40	11,690,281	1.57%	(0.08)%	9.39%
2020	7,606,688	1.27	to 1.28	9,639,649	1.54%	(0.15)%	5.07%
AB VPS Intl Value Cl A
2024	2,777,123	1.15		3,193,567	2.77%	0.00%	5.07%
2023	2,478,142	1.09		2,712,364	0.86%	0.00%	15.15%
2022	2,382,641	0.95		2,264,571	5.46%	0.00%	(13.61)%
2021	1,479,650	1.10		1,627,884	2.10%	0.00%	11.08%
2020	1,349,693	0.99		1,336,758	2.35%	0.00%	2.47%
Amer Funds IS Capital World Bond Cl 1
2024	6,178,729	0.94		5,835,434	2.70%	0.00%	(2.76	)% to (2.69)%
2023	5,233,636	0.97		5,081,809	0.00%	0.00%	6.39%
2022	2,319,097	0.91		2,116,618	0.31%	0.00%	(17.43)%
2021	536,882	1.11		593,454	2.69%	0.00%	(4.73)%
2020	139,392	1.16		161,723	2.11%	0.00%	10.17%
Amer Funds IS Capital World Bond Cl 2
2024	194,638	1.06		205,896	2.20%	0.00%	(2.97)%
2023 (a)	173,426	1.09		189,072	0.00%	0.00%	9.02%
Amer Funds IS Global Small Cap Cl 1
2024	4,933,712	1.31		6,487,753	1.28%	0.00%	2.59%
2023	3,820,482	1.28		4,896,936	0.56%	0.00%	16.46%
2022	2,505,937	1.10		2,758,133	0.00%	0.00%	(29.37)%
2021	1,175,663	1.56		1,832,109	0.00%	0.00%	6.98%
2020	237,975	1.46		346,661	0.20%	0.00%	30.05%
Amer Funds IS Growth Cl 1
2024	23,190,948	2.69		62,348,724	0.62%	0.00%	31.96%
2023	19,096,336	2.04		38,904,918	0.67%	0.00%	38.81%
2022	13,495,975	1.47		19,807,226	0.79%	0.00%	(29.76)%
2021	4,833,184	2.09		10,095,510	0.59%	0.00%	22.30%
2020	896,627	1.71		1,528,478	0.70%	0.00%	52.46%
Amer Funds IS Growth-Inc Cl 1
2024	12,471,185	2.04		25,442,570	1.50%	0.00%	24.54%
2023	9,655,780	1.64		15,817,173	2.06%	0.00%	26.47%
2022	5,705,213	1.30		7,389,961	1.90%	0.00%	(16.29)%
2021	2,730,417	1.55		4,224,826	1.78%	0.00%	24.42%
2020	473,789	1.24		589,222	2.31%	0.00%	13.81%
Amer Funds IS Intl Cl 1
2024	8,366,072	1.38		11,519,209	1.54%	0.00%	3.40%
2023	9,151,010	1.33		12,185,915	1.68%	0.00%	16.12%
2022	7,319,108	1.15		8,393,404	2.28%	0.00%	(20.57)%
2021	5,438,191	1.44		7,851,427	3.07%	0.00%	(1.24)%
2020	1,087,116	1.46		1,589,164	1.03%	0.00%	14.27%

(Continued)

Minnesota Life Individual Variable Universal Life Account
Notes to Financial Statements

(7)  Financial Highlights – (continued)

	At December 31			For the years or periods ended December 31
	Units Outstanding	Unit Value	Net Assets	Investment Income Ratio*	Expense Ratio**	Total Return***
Amer Funds IS New World Cl 1
2024	9,471,873	$1.40	$13,228,310	1.75%	0.00%	6.86%
2023	7,523,078	1.31	9,832,518	1.89%	0.00%	16.22%
2022	5,549,012	1.12	6,240,333	1.89%	0.00%	(21.86)%
2021	2,930,278	1.44	4,217,193	1.45%	0.00%	5.16%
2020	538,748	1.37	737,312	0.27%	0.00%	23.89%
Amer Funds IS US Govt Sec Cl 1
2024	2,445,304	1.05	2,576,805	4.89%	0.00%	0.98%
2023	1,768,697	1.04	1,845,628	4.73%	0.00%	3.21%
2022	858,231	1.01	867,722	5.35%	0.00%	(10.75)%
2021	455,258	1.13	515,710	2.06%	0.00%	(0.44)%
2020	209,407	1.14	238,268	3.41%	0.00%	10.09%
BlackRock Intl Index VI Cl I
2024	7,172,738	1.08	7,766,794	3.51%	(0.02)%	3.45%
2023	5,558,392	1.05	5,817,896	3.64%	(0.02)%	18.14%
2022	3,509,936	0.89	3,109,545	2.85%	(0.02)%	(14.33)%
2021 (b)	2,281,899	1.03	2,359,760	15.86%	(0.02)%	3.41%
BlackRock Small Cap Index VI Cl I
2024	11,364,174	1.03	11,654,710	2.12%	(0.02)%	11.34%
2023	7,480,325	0.92	6,890,356	1.70%	(0.02)%	16.72%
2022	4,242,607	0.79	3,348,103	1.65%	(0.02)%	(20.44)%
2021 (b)	1,978,445	0.99	1,962,551	2.47%	(0.02)%	(0.80)%
ClearBridge Sm Cap Growth Cl I
2024	4,414,386	1.38	6,083,491	0.00%	(0.07)%	4.58%
2023	3,563,560	1.32	4,696,068	0.00%	(0.07)%	8.48%
2022	1,872,344	1.21	2,274,494	0.00%	(0.07)%	(28.80)%
2021	786,306	1.71	1,341,374	0.00%	(0.07)%	12.71%
2020	260,027	1.51	393,446	0.00%	(0.13)%	43.51%
Fidelity VIP Bond Index IC
2024	3,680,323	0.93	3,440,720	3.60%	(0.02)%	1.23%
2023	1,662,528	0.92	1,535,353	2.78%	(0.02)%	5.49%
2022	755,820	0.88	661,665	2.72%	(0.02)%	(13.17)%
2021 (b)	166,034	1.01	167,395	1.90%	(0.03)%	0.82%
Fidelity VIP Equity-Income IC
2024	3,855,803	3.80	14,637,115	1.93%	(0.03)%	15.38%
2023	3,372,537	3.29	11,095,539	2.13%	(0.03)%	10.68%
2022	2,816,945	2.97	8,374,615	2.24%	(0.03)%	(4.93)%
2021	2,127,298	3.13	6,652,250	2.03%	(0.03)%	24.94%
2020	1,809,342	2.50	4,528,596	1.91%	(0.05)%	6.77%
Fidelity VIP Mid Cap IC
2024	6,155,092	4.38	26,945,488	0.61%	(0.03)%	17.53%
2023	5,199,344	3.72	19,366,890	0.71%	(0.03)%	15.11%
2022	3,913,718	3.24	12,664,384	0.63%	(0.03)%	(14.72)%
2021	2,550,524	3.79	9,677,568	0.69%	(0.03)%	25.65%
2020	1,950,307	3.02	5,889,591	0.67%	(0.05)%	18.27%

(Continued)

Minnesota Life Individual Variable Universal Life Account
Notes to Financial Statements

(7)  Financial Highlights – (continued)

	At December 31				For the years or periods ended December 31
	Units Outstanding	Unit Value		Net Assets	Investment Income Ratio*	Expense Ratio**	Total Return***
Franklin Small Cap Val VIP Cl 1
2024	9,715,684	$2.20	to 4.24	$27,759,130	1.09%	(0.04)%	12.06%
2023	7,965,375	1.96	to 3.79	20,747,853	0.73%	(0.04)%	13.07%
2022	6,386,049	1.73	to 3.35	15,293,674	1.21%	(0.04)%	(9.78)%
2021	5,274,232	1.92	to 3.71	14,657,667	1.14%	(0.04)%	25.74%
2020	4,595,657	1.53	to 2.95	10,672,233	1.65%	(0.08)%	5.52%
Goldman Sachs VIT Govt Money Market SS
2024	597,897	1.11		666,378	4.71%	0.00%	4.91%
2023	62,214	1.06		66,106	4.67%	0.00%	4.79%
2022 (c)	62,715	1.01		63,599	1.91%	0.00%	1.40%
Invesco Opphmr VI Intl Growth Sr I
2024	2,082,152	1.28		2,661,933	0.72%	(0.04)%	(1.63)%
2023	1,577,308	1.30		2,049,992	0.66%	(0.04)%	21.11%
2022	1,258,379	1.07		1,350,338	0.00%	(0.04)%	(27.10)%
2021	664,449	1.47		978,062	0.00%	(0.04)%	10.28%
2020	379,190	1.33		506,142	1.00%	(0.08)%	21.61%
Invesco VI American Value Sr I
2024	1,889,536	2.30		4,354,617	1.05%	(0.04)%	30.46%
2023	2,707,609	1.77		4,782,830	0.67%	(0.04)%	15.64%
2022	2,272,873	1.53		3,471,656	0.95%	(0.04)%	(2.57)%
2021	1,330,810	1.57		2,086,416	0.46%	(0.04)%	28.02%
2020	705,918	1.22		864,508	0.67%	(0.08)%	1.23%
Invesco VI Comstock Sr I
2024	2,110,143	1.86		3,916,794	1.81%	(0.04)%	15.22%
2023	2,722,695	1.61		4,386,110	1.99%	(0.04)%	12.40%
2022	2,144,703	1.43		3,073,718	2.21%	(0.04)%	1.16%
2021	1,083,497	1.42		1,534,969	1.94%	(0.04)%	33.43%
2020	622,299	1.06		660,718	0.93%	(0.08)%	(0.75)%
Invesco VI MS Sm Cap Sr I
2024	2,327,689	1.79		4,166,059	0.00%	(0.10)%	12.80%
2023	2,282,919	1.59		3,622,348	1.26%	(0.10)%	18.25%
2022	1,764,034	1.34		2,367,111	0.67%	(0.10)%	(15.75)%
2021	1,065,692	1.59		1,697,353	0.58%	(0.10)%	22.67%
2020	51,096	1.30		66,344	0.83%	(0.08)%	20.03%
Janus Henderson Balanced IS
2024	16,702,785	1.64		27,370,642	2.26%	0.00%	15.43%
2023	7,135,567	1.42		10,130,177	2.36%	0.00%	15.41%
2022	4,975,341	1.23		6,120,044	1.57%	0.00%	(16.40)%
2021	2,202,778	1.47		3,241,170	1.00%	0.00%	17.20%
2020	818,198	1.26		1,027,256	2.05%	0.00%	14.31%
Janus Henderson Flexible Bond IS
2024	2,953,751	1.08		3,191,505	5.23%	0.00%	1.96%
2023	2,381,625	1.06		2,523,917	4.82%	0.00%	5.50%
2022	1,077,205	1.00		1,082,015	3.62%	0.00%	(13.66)%
2021	257,570	1.16		299,649	2.26%	0.00%	(0.90)%
2020	89,033	1.17		104,517	3.73%	0.00%	10.48%
(Continued)

Minnesota Life Individual Variable Universal Life Account
Notes to Financial Statements

(7)  Financial Highlights – (continued)

	At December 31				For the years or periods ended December 31
	Units Outstanding	Unit Value		Net Assets	Investment Income Ratio*	Expense Ratio**	Total Return***
Janus Henderson Forty IS
2024	3,391,366	$2.30		$7,801,061	0.11%	0.00%	28.47%
2023	2,966,179	1.79		5,311,016	0.21%	0.00%	39.96%
2022	2,470,965	1.28		3,161,263	0.32%	0.00%	(33.55)%
2021	870,717	1.93		1,676,448	0.00%	0.00%	22.90%
2020	447,793	1.57		701,532	0.26%	0.00%	39.40%
Janus Henderson Mid Cap Val IS
2024	3,750,498	1.55		5,831,994	1.05%	0.00%	13.11%
2023	2,450,430	1.37		3,368,896	1.31%	0.00%	11.40%
2022	1,146,521	1.23		1,414,989	1.51%	0.00%	(5.56)%
2021	579,303	1.31		757,050	0.61%	0.00%	19.73%
2020	190,549	1.09		207,986	1.50%	0.00%	(0.92)%
Janus Henderson Overseas IS
2024	4,505,733	1.59		7,163,709	1.44%	0.00%	5.84%
2023	3,797,430	1.50		5,704,595	1.55%	0.00%	10.87%
2022	3,423,832	1.35		4,639,110	1.87%	0.00%	(8.60)%
2021	2,748,611	1.48		4,074,834	1.17%	0.00%	13.58%
2020	2,594,213	1.31		3,385,985	1.38%	0.00%	16.30%
Janus Henderson Research IS
2024	948,871	6.73		6,385,624	0.03%	0.00%	35.31%
2023	932,084	4.97		4,635,730	0.14%	0.00%	43.17%
2022	888,024	3.47		3,084,943	0.16%	0.00%	(29.89)%
2021	867,096	4.95		4,296,490	0.10%	0.00%	20.33%
2020	797,888	4.12		3,285,649	0.41%	0.00%	32.95%
LVIP Amer Century VP Dscplnd Core Val Std Cl II
2024	1,614,516	1.59		2,567,704	1.40%	0.00%	13.09%
2023	1,370,111	1.41		1,926,763	1.60%	0.00%	8.65%
2022	913,909	1.29		1,182,849	2.00%	0.00%	(12.74)%
2021	485,006	1.48		719,338	1.41%	0.00%	23.65%
2020	59,638	1.20		71,532	2.32%	0.00%	11.81%
LVIP Amer Century VP Infl Pro Std Cl II
2024	1,761,497	1.13		1,981,915	4.23%	0.00%	1.81%
2023	1,448,554	1.11		1,600,755	3.79%	0.00%	3.60%
2022	1,056,097	1.07		1,126,505	5.80%	0.00%	(12.88)%
2021	378,107	1.22		462,920	4.33%	0.00%	6.61%
2020	45,911	1.15		52,721	1.87%	0.00%	9.81%
Macquarie VIP Asset Strategy Ser Cl
2024	5,806,146	1.65	to 2.40	12,691,681	1.95%	(0.12)%	12.57%
2023	5,906,927	1.47	to 2.13	11,512,146	2.22%	(0.12)%	14.07%
2022	5,663,758	1.29	to 1.87	9,743,170	1.61%	(0.12)%	(14.64)%
2021	5,584,311	1.51	to 2.19	11,321,856	1.63%	(0.12)%	10.61%
2020	5,445,064	1.36	to 1.98	10,078,566	2.10%	(0.23)%	14.22%
Macquarie VIP Balanced Ser Cl
2024	201,724	3.46		697,184	1.31%	(0.12)%	15.73%
2023	202,008	2.99		603,244	0.77%	(0.12)%	16.17%
2022	213,181	2.57		548,006	1.12%	(0.12)%	(15.96)%
2021	207,859	3.06		635,789	0.98%	(0.12)%	16.15%
2020	211,445	2.63		556,845	1.35%	(0.23)%	14.46%

(Continued)

Minnesota Life Individual Variable Universal Life Account
Notes to Financial Statements

(7)  Financial Highlights – (continued)

	At December 31			For the years or periods ended December 31
	Units Outstanding	Unit Value	Net Assets	Investment Income Ratio*	Expense Ratio**	Total Return***
Macquarie VIP Core Equity Ser Cl
2024	1,205,137	$6.44	$7,762,815	0.34%	(0.12)%	25.84%
2023	1,121,562	5.12	5,741,116	0.38%	(0.12)%	23.67%
2022	1,063,454	4.14	4,401,893	0.22%	(0.12)%	(17.23)%
2021	960,428	5.00	4,802,862	0.53%	(0.12)%	29.14%
2020	957,052	3.87	3,705,998	0.53%	(0.23)%	21.88%
Macquarie VIP Corporate Bond Ser Cl
2024	433,267	1.71	741,396	2.96%	(0.12)%	2.57%
2023	393,009	1.67	655,655	2.72%	(0.12)%	7.30%
2022	372,043	1.55	578,444	2.48%	(0.12)%	(15.69)%
2021	380,199	1.84	701,116	1.97%	(0.12)%	(0.69)%
2020	387,975	1.86	720,432	2.57%	(0.23)%	11.30%
Macquarie VIP Energy Ser Cl
2024	573,859	0.79	452,808	2.94%	(0.12)%	(5.48)%
2023	516,403	0.83	431,106	3.34%	(0.12)%	4.14%
2022	530,376	0.80	425,170	2.87%	(0.12)%	50.65%
2021	681,783	0.53	362,790	1.45%	(0.12)%	42.22%
2020	737,047	0.37	275,773	2.18%	(0.23)%	(36.64)%
Macquarie VIP Global Growth Ser Cl
2024	2,263,104	3.00	6,789,804	0.93%	(0.12)%	17.22%
2023	1,601,331	2.56	4,098,429	0.08%	(0.12)%	20.13%
2022	1,293,825	2.13	2,756,495	0.74%	(0.12)%	(17.46)%
2021	993,582	2.58	2,564,692	0.05%	(0.12)%	18.05%
2020	921,111	2.19	2,014,136	0.41%	(0.23)%	20.94%
Macquarie VIP Growth Ser Cl
2024	1,194,325	7.89	9,427,054	0.00%	(0.12)%	24.05%
2023	1,267,698	6.36	8,066,600	0.00%	(0.12)%	38.09%
2022	1,311,437	4.61	6,043,245	0.00%	(0.12)%	(27.10)%
2021	1,253,231	6.32	7,922,215	0.00%	(0.12)%	30.23%
2020	1,249,035	4.85	6,062,939	0.00%	(0.23)%	30.94%
Macquarie VIP High Income Ser Cl
2024	430,644	2.93	1,263,009	6.29%	(0.12)%	6.32%
2023	437,631	2.76	1,207,171	6.32%	(0.12)%	11.88%
2022	445,854	2.47	1,099,212	6.47%	(0.12)%	(10.86)%
2021	434,405	2.77	1,201,453	5.90%	(0.12)%	6.23%
2020	483,940	2.60	1,259,993	7.22%	(0.23)%	6.35%
Macquarie VIP Intl Core Equity Ser Cl
2024	3,348,167	2.08	6,978,626	1.23%	(0.12)%	3.92%
2023	3,084,979	2.01	6,187,752	1.56%	(0.12)%	15.76%
2022	2,914,769	1.73	5,049,921	2.25%	(0.12)%	(14.20)%
2021	2,502,296	2.02	5,052,791	1.02%	(0.12)%	14.35%
2020	2,450,628	1.77	4,327,282	2.31%	(0.23)%	7.51%
Macquarie VIP Limited Term Bond Ser Cl
2024	141,081	1.32	186,471	4.55%	(0.12)%	4.46%
2023	138,290	1.27	174,980	1.71%	(0.12)%	4.96%
2022	126,419	1.21	152,395	1.34%	(0.12)%	(4.19)%
2021	137,068	1.26	172,450	1.46%	(0.12)%	(0.33)%
2020	142,278	1.26	179,604	2.71%	(0.23)%	4.45%

(Continued)

Minnesota Life Individual Variable Universal Life Account
Notes to Financial Statements

(7)  Financial Highlights – (continued)

	At December 31				For the years or periods ended December 31
	Units Outstanding	Unit Value		Net Assets	Investment Income Ratio*	Expense Ratio**	Total Return***
Macquarie VIP Mid Cap Growth Ser Cl
2024	1,798,755	$5.57		$10,017,661	0.00%	(0.12)%	2.33%
2023	1,605,446	5.44		8,737,753	0.00%	(0.12)%	19.76%
2022	1,136,368	4.54		5,164,424	0.00%	(0.12)%	(30.71)%
2021	651,855	6.56		4,275,477	0.00%	(0.12)%	16.54%
2020	366,848	5.63		2,064,711	0.00%	(0.23)%	49.45%
Macquarie VIP Natural Res Ser Cl
2024	4,041,857	0.76		3,072,420	5.63%	(0.12)%	(0.47)%
2023	3,963,932	0.76		3,027,235	2.49%	(0.12)%	1.71%
2022	4,167,020	0.75		3,128,884	1.64%	(0.12)%	17.92%
2021	4,891,112	0.64		3,114,573	1.55%	(0.12)%	26.87%
2020	4,692,974	0.50		2,355,380	2.29%	(0.23)%	(11.72)%
Macquarie VIP Path Aggr Ser Cl
2024	2,427,211	3.52		8,534,583	1.20%	(0.12)%	11.13%
2023	2,621,718	3.16		8,295,530	6.12%	(0.12)%	17.60%
2022	2,738,562	2.69		7,368,255	1.96%	(0.12)%	(16.58)%
2021	2,719,041	3.23		8,770,084	1.64%	(0.12)%	19.12%
2020	2,775,541	2.71		7,515,383	1.43%	(0.23)%	16.05%
Macquarie VIP Path Conserv Ser Cl
2024	109,609	2.41		264,261	1.73%	(0.12)%	8.18%
2023	102,887	2.23		229,302	3.97%	(0.12)%	12.55%
2022	99,640	1.98		197,303	2.75%	(0.12)%	(13.89)%
2021	103,360	2.30		237,694	1.75%	(0.12)%	10.35%
2020	106,078	2.08		221,062	1.65%	(0.23)%	13.01%
Macquarie VIP Path Mod Aggr Ser Cl
2024	4,406,895	3.20		14,097,340	1.46%	(0.12)%	10.35%
2023	4,444,737	2.90		12,884,243	5.88%	(0.12)%	16.57%
2022	4,659,129	2.49		11,585,515	2.41%	(0.12)%	(15.73)%
2021	4,807,435	2.95		14,185,118	1.87%	(0.12)%	17.06%
2020	4,983,931	2.52		12,562,284	1.76%	(0.23)%	15.47%
Macquarie VIP Path Mod Conserv Ser Cl
2024	228,655	2.67		610,569	1.69%	(0.12)%	8.73%
2023	254,985	2.46		626,227	4.83%	(0.12)%	14.06%
2022	255,708	2.15		550,603	2.57%	(0.12)%	(14.56)%
2021	325,438	2.52		820,216	2.02%	(0.12)%	12.55%
2020	321,198	2.24		719,284	1.77%	(0.23)%	13.86%
Macquarie VIP Path Mod MV Ser Cl
2024	7,914,984	1.68	to 1.70	13,266,040	1.33%	(0.07)%	7.99%
2023	7,854,328	1.55	to 1.58	12,191,959	4.63%	(0.07)%	14.10%
2022	7,645,891	1.36	to 1.38	10,401,765	2.96%	(0.07)%	(13.11)%
2021	7,239,762	1.56	to 1.59	11,334,307	1.57%	(0.07)%	13.09%
2020	6,798,702	1.38	to 1.41	9,411,204	1.35%	(0.13)%	9.25%
Macquarie VIP Path Mod Ser Cl
2024	1,551,643	2.92		4,527,518	1.56%	(0.12)%	9.40%
2023	1,552,809	2.67		4,141,479	5.52%	(0.12)%	15.42%
2022	1,596,262	2.31		3,688,522	2.58%	(0.12)%	(15.12)%
2021	1,601,275	2.72		4,359,080	1.96%	(0.12)%	14.84%
2020	1,706,628	2.37		4,045,611	1.79%	(0.23)%	14.69%

(Continued)

Minnesota Life Individual Variable Universal Life Account
Notes to Financial Statements

(7)  Financial Highlights – (continued)

	At December 31				For the years or periods ended December 31
	Units Outstanding	Unit Value		Net Assets	Investment Income Ratio*	Expense Ratio**	Total Return***
Macquarie VIP Science & Tech Ser Cl
2024	4,432,986	$8.56		$37,947,740	0.00%	(0.12)%	30.75%
2023	4,186,566	6.55		27,410,051	0.00%	(0.12)%	39.23%
2022	3,531,025	4.70		16,603,253	0.00%	(0.12)%	(31.76)%
2021	2,421,988	6.89		16,688,465	0.00%	(0.12)%	15.35%
2020	1,762,008	5.97		10,525,685	0.00%	(0.23)%	35.77%
Macquarie VIP Small Cap Growth Ser Cl
2024	575,157	3.59		2,062,407	0.00%	(0.12)%	14.40%
2023	561,470	3.13		1,759,922	0.00%	(0.12)%	13.17%
2022	530,399	2.77		1,469,046	0.00%	(0.12)%	(26.68)%
2021	479,841	3.78		1,812,670	0.93%	(0.12)%	4.15%
2020	527,699	3.63		1,914,003	0.00%	(0.23)%	38.08%
Macquarie VIP Smid Cap Core Ser Cl
2024	865,206	4.38		3,789,041	0.29%	(0.12)%	14.40%
2023	761,485	3.83		2,915,162	0.20%	(0.12)%	15.80%
2022	601,032	3.31		1,986,924	0.00%	(0.12)%	(14.71)%
2021	520,337	3.88		2,016,741	0.00%	(0.12)%	20.97%
2020	356,156	3.20		1,141,117	0.00%	(0.23)%	7.35%
Macquarie VIP Value Ser Cl
2024	340,254	3.74		1,273,067	1.57%	(0.12)%	6.60%
2023	317,730	3.51		1,115,226	1.51%	(0.12)%	8.48%
2022	309,909	3.24		1,002,718	1.30%	(0.12)%	(4.88)%
2021	327,779	3.40		1,114,974	1.89%	(0.12)%	31.38%
2020	373,854	2.59		967,944	1.96%	(0.23)%	2.29%
MFS VIT – Mid Cap Growth Ser IC
2024	3,173,253	1.72		5,444,374	0.00%	(0.05)%	14.78%
2023	2,382,679	1.49		3,561,574	0.00%	(0.05)%	21.38%
2022	1,555,659	1.23		1,915,767	0.00%	(0.05)%	(28.66)%
2021	800,613	1.73		1,382,072	0.00%	(0.05)%	14.19%
2020	222,203	1.51		335,921	0.00%	(0.10)%	36.66%
MFS VIT II – Intl Intrinsic Val IC
2024	8,609,364	1.88	to 1.92	16,398,576	1.43%	(0.05)%	7.30%
2023	6,532,374	1.75	to 1.79	11,599,100	0.72%	(0.05)%	17.71%
2022	5,833,653	1.49	to 1.52	8,811,382	0.82%	(0.05)%	(23.52)%
2021	4,350,794	1.95	to 1.98	8,604,762	0.35%	(0.05)%	10.63%
2020	3,744,221	1.76	to 1.79	6,699,327	1.02%	(0.10)%	20.68%
MorgStanley VIF Emg Mk Eq Cl 2
2024	6,745,236	1.28	to 1.33	8,851,556	1.31%	(0.13)%	7.86%
2023	6,247,397	1.18	to 1.23	7,606,747	1.58%	(0.13)%	12.11%
2022	5,352,356	1.06	to 1.10	5,821,177	0.37%	(0.13)%	(25.03)%
2021	4,167,446	1.41	to 1.47	6,066,410	0.79%	(0.13)%	3.13%
2020	3,790,787	1.37	to 1.42	5,359,412	1.33%	(0.25)%	14.75%
Morningstar Aggr Growth ETF Cl I
2024	39,003,759	2.51	to 3.14	109,480,887	1.53%	(0.06)%	14.92%
2023	38,483,819	2.18	to 2.73	93,805,143	2.02%	(0.06)%	17.17%
2022	34,947,788	1.86	to 2.33	72,532,040	1.81%	(0.06)%	(12.87)%
2021	31,913,098	2.14	to 2.67	76,193,213	1.35%	(0.06)%	18.67%
2020	29,798,743	1.80	to 2.25	60,173,583	2.17%	(0.07)%	10.44%

(Continued)

Minnesota Life Individual Variable Universal Life Account
Notes to Financial Statements

(7)  Financial Highlights – (continued)

	At December 31				For the years or periods ended December 31
	Units Outstanding	Unit Value		Net Assets	Investment Income Ratio*	Expense Ratio**	Total Return***
Morningstar Balanced ETF Cl I
2024	10,675,394	$1.94	to 2.49	$25,481,869	2.17%	(0.06)%	10.57%
2023	10,704,006	1.75	to 2.25	22,583,597	2.38%	(0.06)%	13.18%
2022	10,240,655	1.55	to 1.99	19,126,213	2.02%	(0.06)%	(12.55)%
2021	10,314,816	1.77	to 2.27	22,203,578	1.69%	(0.06)%	11.07%
2020	8,193,546	1.59	to 2.05	16,270,528	2.41%	(0.07)%	9.51%
Morningstar Conservative ETF Cl I
2024	2,520,841	1.37	to 1.69	4,131,375	2.59%	(0.06)%	5.58%
2023	2,384,532	1.30	to 1.60	3,670,943	2.70%	(0.06)%	8.26%
2022	2,088,660	1.20	to 1.48	2,972,580	2.11%	(0.06)%	(11.56)%
2021	1,674,500	1.36	to 1.67	2,691,802	1.77%	(0.06)%	2.58%
2020	1,385,956	1.32	to 1.63	2,173,015	1.83%	(0.07)%	6.89%
Morningstar Growth ETF Cl I
2024	37,690,394	2.26	to 2.89	103,604,174	1.70%	(0.06)%	12.95%
2023	37,794,158	2.00	to 2.56	91,967,387	2.06%	(0.06)%	15.68%
2022	38,323,973	1.73	to 2.21	80,798,230	1.88%	(0.06)%	(12.91)%
2021	36,213,065	1.99	to 2.54	88,363,666	1.46%	(0.06)%	15.16%
2020	35,416,574	1.73	to 2.21	75,329,634	2.34%	(0.07)%	10.36%
Morningstar Inc & Gro Asset All Cl I
2024	3,393,401	1.65	to 2.07	6,639,641	3.16%	(0.06)%	8.26%
2023	2,738,311	1.52	to 1.91	4,960,559	2.80%	(0.06)%	11.05%
2022	2,313,611	1.37	to 1.72	3,744,344	2.24%	(0.06)%	(12.26)%
2021	3,185,721	1.56	to 1.96	5,612,591	1.97%	(0.06)%	6.73%
2020	1,621,364	1.46	to 1.84	2,902,126	2.67%	(0.07)%	8.82%
Neuberger Berman Sustain Eq Cl I
2024	1,365,328	2.10		2,871,729	0.24%	0.00%	25.84%
2023	1,239,342	1.67		2,071,420	0.37%	0.00%	26.90%
2022	954,124	1.32		1,256,686	0.59%	0.00%	(18.45)%
2021	343,805	1.62		555,288	0.41%	0.00%	23.48%
2020	232,384	1.31		303,967	1.19%	0.00%	19.56%
PIMCO VIT Global Div Alloc Adv Cl
2024	8,566,172	1.50	to 1.52	12,885,927	4.62%	(0.05)%	9.09%
2023	8,273,068	1.38	to 1.39	11,408,333	3.33%	(0.07)%	13.72%
2022	7,879,362	1.21	to 1.22	9,554,218	4.65%	(0.07)%	(16.55)%
2021	7,009,912	1.45	to 1.47	10,185,597	9.95%	(0.07)%	8.61%
2020	6,415,269	1.34	to 1.35	8,581,793	3.20%	(0.13)%	4.15%
PIMCO VIT Intl Bond USD-H Adv Cl
2024	1,202,256	1.09		1,314,892	3.58%	0.00%	5.36%
2023	282,233	1.04		292,986	2.56%	0.00%	8.91%
2022 (d)	48,234	0.95		45,971	1.36%	0.00%	(4.69)%
PIMCO VIT Low Duration IS
2024	1,824,572	1.09		1,988,659	4.13%	0.00%	4.65%
2023	1,441,526	1.04		1,501,306	3.77%	0.00%	5.13%
2022	780,198	0.99		772,913	2.26%	0.00%	(5.60)%
2021	204,176	1.05		214,267	0.70%	0.00%	(0.78)%
2020	61,341	1.06		64,878	1.18%	0.00%	3.15%

(Continued)

Minnesota Life Individual Variable Universal Life Account
Notes to Financial Statements

(7)  Financial Highlights – (continued)

	At December 31				For the years or periods ended December 31
	Units Outstanding	Unit Value		Net Assets	Investment Income Ratio*	Expense Ratio**	Total Return***
PIMCO VIT Total Return IS
2024	6,180,612	$1.06		$6,539,190	4.19%	0.00%	2.69%
2023	4,989,848	1.03		5,141,183	3.73%	0.00%	6.09%
2022	2,854,358	0.97		2,772,117	2.87%	0.00%	(14.17)%
2021	1,368,246	1.13		1,548,217	2.00%	0.00%	(1.12)%
2020	441,735	1.14		505,492	2.23%	0.00%	8.81%
Putnam VT Intl Eq Cl IA
2024	779,768	1.41		1,098,812	2.13%	0.00%	3.24%
2023	582,822	1.36		795,554	0.26%	0.00%	18.86%
2022	447,757	1.15		514,181	1.31%	0.00%	(14.58)%
2021	113,329	1.34		152,357	1.08%	0.00%	9.09%
2020	43,197	1.23		53,233	1.49%	0.00%	12.35%
Putnam VT Intl Val Cl IA
2024	1,617,903	1.20		1,934,077	2.44%	0.00%	5.44%
2023	1,170,147	1.13		1,326,707	1.47%	0.00%	19.08%
2022	835,098	0.95		795,056	1.78%	0.00%	(6.69)%
2021 (b)	374,530	1.02		382,160	0.00%	0.00%	2.04%
Putnam VT Lg Cap Growth Cl IA
2024	3,670,876	2.57		9,445,913	0.09%	0.00%	33.71%
2023	3,167,586	1.92		6,096,086	0.00%	0.00%	44.88%
2022	2,900,124	1.33		3,852,261	0.00%	0.00%	(30.36)%
2021	1,206,648	1.91		2,301,659	0.00%	0.00%	23.00%
2020	486,110	1.55		753,853	0.20%	0.00%	39.09%
Putnam VT Lg Cap Val Cl IA
2024	5,951,630	2.03		12,099,751	1.12%	0.00%	19.46%
2023	3,149,261	1.70		5,359,509	1.64%	0.00%	15.92%
2022	1,459,760	1.47		2,143,089	1.30%	0.00%	(2.87)%
2021	441,578	1.51		667,427	1.13%	0.00%	27.62%
2020	142,484	1.18		168,752	1.67%	0.00%	6.06%
SFT Bal Stabilization
2024	18,128,009	2.08	to 2.10	37,651,098	0.00%	(0.07)%	13.61%
2023	17,461,653	1.83	to 1.85	31,924,227	0.00%	(0.07)%	15.55%
2022	16,695,846	1.58	to 1.60	26,412,211	0.00%	(0.07)%	(12.56)%
2021	16,213,111	1.81	to 1.83	29,333,250	0.00%	(0.07)%	13.56%
2020	15,503,222	1.59	to 1.61	24,699,324	0.00%	(0.13)%	10.86%
SFT Core Bond Cl 1
2024	7,898,477	1.17	to 1.61	10,445,676	0.00%	(0.02)%	1.01%
2023	6,969,726	1.16	to 1.60	9,247,363	0.00%	(0.02)%	6.01%
2022	5,715,291	1.09	to 1.51	7,279,365	0.00%	(0.02)%	(13.92)%
2021	5,156,658	1.27	to 1.75	7,722,940	0.00%	(0.02)%	(0.26)%
2020	3,539,229	1.27	to 1.75	5,500,035	0.00%	(0.03)%	7.19%
SFT Eq Stabilization
2024	12,548,068	1.51	to 1.55	19,471,802	0.00%	(0.07)%	9.96%
2023	12,189,149	1.37	to 1.41	17,198,311	0.00%	(0.07)%	7.90%
2022	11,371,791	1.27	to 1.31	14,870,372	0.00%	(0.07)%	(9.64)%
2021	10,537,037	1.41	to 1.45	15,249,329	0.00%	(0.07)%	12.28%
2020	9,418,682	1.26	to 1.29	12,139,049	0.00%	(0.13)%	(5.19)%

(Continued)

Minnesota Life Individual Variable Universal Life Account
Notes to Financial Statements

(7)  Financial Highlights – (continued)

	At December 31				For the years or periods ended December 31
	Units Outstanding	Unit Value		Net Assets	Investment Income Ratio*	Expense Ratio**	Total Return***
SFT Govt Money Market
2024	5,305,541	$1.12		$5,967,256	4.43%	(0.07)%	4.68%
2023	1,170,881	1.07		1,258,032	4.26%	(0.07)%	4.54%
2022	431,133	1.03		443,072	0.35%	(0.07)%	1.19%
2021	8,435,458	1.02		8,568,751	0.00%	(0.07)%	0.09%
2020	35,128	1.01		35,648	0.17%	(0.13)%	0.38%
SFT Index 400 MC Cl 1
2024	14,630,935	2.30	to 4.86	44,201,285	0.00%	(0.02)%	13.60%
2023	13,377,726	2.02	to 4.28	35,871,322	0.00%	(0.02)%	16.01%
2022	11,747,100	1.74	to 3.69	28,375,878	0.00%	(0.02)%	(13.36)%
2021	8,266,747	2.01	to 4.25	25,323,072	0.00%	(0.02)%	24.33%
2020	6,034,304	1.62	to 3.42	15,834,129	0.00%	(0.03)%	13.39%
SFT Index 500 Cl 1
2024	54,883,286	3.24	to 5.98	223,736,138	0.00%	(0.03)%	24.79%
2023	41,602,136	2.60	to 4.79	143,491,120	0.00%	(0.03)%	26.06%
2022	30,764,715	2.06	to 3.80	87,429,781	0.00%	(0.03)%	(18.25)%
2021	21,134,673	2.52	to 4.65	77,729,611	0.00%	(0.03)%	28.39%
2020	16,048,761	1.96	to 3.62	48,099,792	0.00%	(0.05)%	18.28%
SFT Macquarie Growth
2024	3,086,590	4.00	to 4.10	12,530,249	0.00%	(0.12)%	24.10%
2023	2,764,264	3.22	to 3.30	9,046,701	0.00%	(0.12)%	38.12%
2022	2,517,637	2.33	to 2.39	5,962,316	0.00%	(0.12)%	(27.07)%
2021	1,788,208	3.20	to 3.28	5,825,787	0.00%	(0.12)%	30.49%
2020	1,550,493	2.45	to 2.51	3,871,060	0.00%	(0.23)%	31.09%
SFT Macquarie Small Cap Growth
2024	3,428,052	2.27	to 2.35	7,939,846	0.00%	(0.12)%	14.26%
2023	3,203,709	1.99	to 2.05	6,503,942	0.00%	(0.12)%	12.92%
2022	2,639,722	1.76	to 1.82	4,745,807	0.00%	(0.12)%	(26.79)%
2021	2,006,466	2.41	to 2.49	4,934,291	0.00%	(0.12)%	4.74%
2020	1,367,407	2.30	to 2.37	3,224,086	0.00%	(0.23)%	36.67%
SFT Real Estate Cl 1
2024	7,412,160	1.71	to 3.15	15,848,117	0.00%	(0.03)%	6.45%
2023	7,294,157	1.60	to 2.96	14,753,939	0.00%	(0.03)%	12.26%
2022	6,026,660	1.43	to 2.64	11,182,610	0.00%	(0.03)%	(26.07)%
2021	4,999,079	1.93	to 3.57	13,162,040	0.00%	(0.03)%	44.46%
2020	3,245,359	1.34	to 2.47	6,432,864	0.00%	(0.05)%	(2.52)%
SFT T. Rowe Price Value
2024	6,646,217	2.33	to 2.38	15,619,270	0.00%	(0.12)%	14.77%
2023	5,805,051	2.03	to 2.07	11,886,136	0.00%	(0.12)%	11.88%
2022	4,538,651	1.81	to 1.85	8,307,945	0.00%	(0.12)%	(11.56)%
2021	2,927,175	2.05	to 2.10	6,072,678	0.00%	(0.12)%	29.63%
2020	2,071,636	1.58	to 1.62	3,318,634	0.00%	(0.23)%	10.40%
SFT Wellington Core Equity Cl 1
2024	2,444,843	2.89	to 2.97	7,114,132	0.00%	(0.06)%	25.41%
2023	2,233,809	2.31	to 2.37	5,182,405	0.00%	(0.06)%	21.10%
2022	1,822,931	1.91	to 1.96	3,492,591	0.00%	(0.06)%	(19.21)%
2021	960,948	2.36	to 2.42	2,285,214	0.00%	(0.06)%	24.28%
2020	552,834	1.90	to 1.95	1,060,459	0.00%	(0.12)%	18.44%
(Continued)

Minnesota Life Individual Variable Universal Life Account
Notes to Financial Statements

(7)  Financial Highlights – (continued)

	At December 31				For the years or periods ended December 31
	Units Outstanding	Unit Value		Net Assets	Investment Income Ratio*	Expense Ratio**	Total Return***
T. Rowe Price Health Science II Cl
2024	1,451,874	$1.09		$1,580,847	0.00%	0.00%	1.42%
2023	816,770	1.07		876,887	0.00%	0.00%	2.69%
2022 (d)	177,459	1.05		185,540	0.00%	0.00%	4.55%
TOPS Mgd Risk Flex ETF
2024	10,821,735	1.36	to 1.38	14,754,365	2.61%	(0.07)%	6.27%
2023	10,183,691	1.28	to 1.29	13,065,258	1.72%	(0.07)%	9.35%
2022	9,697,382	1.17	to 1.18	11,376,785	1.39%	(0.07)%	(12.06)%
2021	8,783,046	1.33	to 1.35	11,716,309	0.85%	(0.07)%	8.89%
2020	8,185,814	1.22	to 1.24	10,027,771	1.85%	(0.13)%	5.33%
Vanguard VIF Balanced
2024	10,386,193	3.80		39,451,547	2.15%	0.00%	14.80%
2023	9,049,524	3.31		29,942,134	1.94%	0.00%	14.33%
2022	7,357,997	2.89		21,294,081	1.85%	0.00%	(14.30)%
2021	6,164,037	3.38		20,816,016	1.68%	0.00%	19.02%
2020	4,619,194	2.84		13,106,712	2.58%	0.00%	10.68%
Vanguard VIF Capital Growth
2024	6,091,605	6.79		41,360,456	1.08%	0.00%	13.41%
2023	5,540,743	5.99		33,171,171	1.01%	0.00%	27.98%
2022	5,047,855	4.68		23,615,615	0.83%	0.00%	(15.49)%
2021	4,127,363	5.54		22,847,132	0.86%	0.00%	21.54%
2020	2,984,051	4.55		13,590,666	1.39%	0.00%	17.47%
Vanguard VIF Diversified Value
2024	6,199,901	4.20		26,009,133	1.51%	0.00%	14.89%
2023	5,837,222	3.65		21,314,427	1.31%	0.00%	20.13%
2022	4,747,022	3.04		14,429,547	0.98%	0.00%	(11.49)%
2021	3,173,944	3.43		10,900,124	0.94%	0.00%	30.47%
2020	1,928,872	2.63		5,077,394	2.42%	0.00%	11.78%
Vanguard VIF Equity Income
2024	6,631,038	4.66		30,910,331	2.72%	0.00%	15.12%
2023	5,908,952	4.05		23,926,374	2.50%	0.00%	8.10%
2022	4,831,459	3.75		18,098,113	2.41%	0.00%	(0.66)%
2021	4,169,716	3.77		15,723,396	1.84%	0.00%	25.33%
2020	3,510,023	3.01		10,561,014	2.61%	0.00%	3.25%
Vanguard VIF High Yield Bond
2024	3,833,237	2.58		9,886,698	5.27%	0.00%	6.45%
2023	3,169,750	2.42		7,680,145	4.64%	0.00%	11.67%
2022	2,424,767	2.17		5,261,298	4.57%	0.00%	(9.36)%
2021	1,717,097	2.39		4,110,643	3.70%	0.00%	3.68%
2020	1,183,628	2.31		2,732,995	5.34%	0.00%	5.67%
Vanguard VIF International
2024	17,361,464	2.37	to 2.81	45,802,998	1.14%	0.00%	9.01%
2023	14,365,663	2.17	to 2.58	35,009,941	1.46%	0.00%	14.65%
2022	12,525,599	1.89	to 2.25	26,663,542	1.26%	0.00%	(30.12)%
2021	9,073,579	2.71	to 3.22	27,627,884	0.25%	0.00%	(1.54)%
2020	6,854,085	2.75	to 3.27	21,045,048	1.18%	0.00%	57.58%

(Continued)

Minnesota Life Individual Variable Universal Life Account
Notes to Financial Statements

(7)  Financial Highlights – (continued)

	At December 31				For the years or periods ended December 31
	Units Outstanding	Unit Value		Net Assets	Investment Income Ratio*	Expense Ratio**	Total Return***
Vanguard VIF Money Market
2024	286,588	$1.24		$355,296	5.07%	0.00%	5.19%
2023	594,817	1.18		700,988	5.07%	0.00%	5.04%
2022	131,620	1.12		147,692	1.40%	0.00%	1.53%
2021	163,016	1.10		180,152	0.01%	0.00%	0.01%
2020	116,449	1.10		128,677	0.73%	0.00%	0.51%
Vanguard VIF Short-Term Inv-Gr
2024	4,912,132	1.55		7,637,227	3.00%	0.00%	4.89%
2023	2,995,877	1.48		4,440,616	1.95%	0.00%	6.16%
2022	1,950,088	1.40		2,722,805	1.40%	0.00%	(5.72)%
2021	1,340,368	1.48		1,985,072	1.75%	0.00%	(0.45)%
2020	880,132	1.49		1,309,397	2.56%	0.00%	5.50%
Vanguard VIF Small Co Growth
2024	12,684,869	2.15	to 5.10	37,794,681	0.51%	0.00%	11.38%
2023	10,929,889	1.93	to 4.58	30,154,678	0.39%	0.00%	19.65%
2022	9,859,869	1.61	to 3.83	23,658,267	0.25%	0.00%	(25.35)%
2021	6,828,416	2.16	to 5.13	24,301,622	0.34%	0.00%	14.22%
2020	4,926,398	1.89	to 4.49	17,145,814	0.62%	0.00%	23.18%
Vanguard VIF Total Bond Market
2024	14,074,250	1.53		21,554,908	2.50%	0.00%	1.24%
2023	8,930,338	1.51		13,508,945	1.96%	0.00%	5.58%
2022	6,902,807	1.43		9,890,276	1.83%	0.00%	(13.21)%
2021	4,697,537	1.65		7,755,340	1.79%	0.00%	(1.72)%
2020	3,208,638	1.68		5,389,804	2.27%	0.00%	7.58%
Vanguard VIF Total Stock Market
2024	13,195,936	5.79		76,439,218	1.15%	0.00%	23.71%
2023	11,427,810	4.68		53,508,434	1.01%	0.00%	25.95%
2022	7,981,639	3.72		29,672,296	1.15%	0.00%	(19.59)%
2021	5,022,789	4.62		23,222,161	1.02%	0.00%	25.64%
2020	3,203,316	3.68		11,787,964	1.52%	0.00%	20.55%

*  These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of expenses assessed by the underlying fund, divided by the average net assets. These ratios exclude unit value credits that result in a direct increase in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Account invests and, to the extent the underlying fund utilizes consent dividends rather than paying dividends in cash or reinvested shares, the Sub-Account does not record investment income. For periods less than one year, the ratios have been annualized.

**  This ratio represents the applicable unit value credits. The ratios that include a unit value credit result in a direct increase in the unit values. Charges made directly to a policy owner's account through the redemption of units and expenses of the underlying fund are excluded. Investment options with a date notation indicate the effective date of that investment option in the variable account. For periods less than one year, the ratios have been annualized.

***  These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect all items included in the expense ratio. The total return does not include any expenses assessed through the redemption for units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated from the period indicated or from the effective date through the end of the reporting period. Some individual policy total returns may differ from the stated return due to new products that launched during the period.

(a)  For the period from September 29, 2023 through December 31, 2023.

(b)  For the period from May 1, 2021 through December 31, 2021.

(c)  For the period from February 1, 2022 through December 31, 2022.

(d)  For the period from April 29, 2022 through December 31, 2022.

(Continued)

Minnesota Life Individual Variable Universal Life Account
Notes to Financial Statements

(8)  Subsequent Events

Management has evaluated subsequent events through March 21, 2025, the date these financial statements were issued, and has concluded there were no events that require financial statement disclosure and/or adjustments to the financial statements.

MINNESOTA LIFE INSURANCE COMPANY

Statutory Financial Statements
and Financial Statement Schedules

December 31, 2024

KPMG LLP

Suite 600

350 N. 5th Street

Minneapolis, MN 55401

Independent Auditors’ Report

The Board of Directors and Stockholder
Minnesota Life Insurance Company:

Opinions

We have audited the financial statements of Minnesota Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities and capital and surplus as of December 31, 2024 and 2023, and the related statutory statements of operations and capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2024, and the related notes to the statutory financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2024 in accordance with accounting practices prescribed or permitted by the Minnesota Department of Commerce described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2024 and 2023, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2024.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Minnesota Department of Commerce, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Minnesota Department of Commerce. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.

●	Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

●	Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

●	Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

●	Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

2

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in the schedule of selected financial data, the schedule of supplemental investment risks interrogatories, the summary investment schedule and the schedule of supplemental reinsurance risks interrogatories is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Minnesota Department of Commerce. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

Minneapolis, Minnesota
March 27, 2025

3

MINNESOTA LIFE INSURANCE COMPANY
Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus
December 31, 2024 and 2023
(in thousands)

	2024	2023
Admitted Assets
Bonds	$21,839,496	$20,806,504
Common stocks	425,477	348,981
Mortgage loans, net	5,777,094	5,558,251
Derivative instruments	1,000,352	955,319
Other invested assets	1,819,072	1,777,598
Policy loans	1,140,199	897,870
Investments in affiliated companies	546,243	513,456
Cash, cash equivalents and short-term investments	353,429	514,774
Total invested assets	32,901,362	31,372,753

Premiums deferred and uncollected	160,171	133,510
Current income tax recoverable	45,754	—
Deferred income taxes	200,721	70,870
Other assets	634,007	599,963
Total assets, excluding separate accounts	33,942,015	32,177,096

Separate account assets	29,478,601	30,067,358
Total assets	$63,420,616	$62,244,454

Liabilities and Capital and Surplus

Liabilities:
Policy reserves:
Life insurance	$16,114,491	$14,767,418
Annuities and other fund deposits	10,278,883	10,172,835
Accident and health	214,957	207,123
Policy claims in process of settlement	485,364	462,694
Dividends payable to policyholders	2,603	2,603
Other policy liabilities	1,704,586	1,616,019
Asset valuation reserve	473,470	439,072
Current income tax liability	—	10,029
Accrued commissions and expenses	186,260	154,182
Other liabilities	1,173,173	1,071,228
Total liabilities, excluding separate accounts	30,633,787	28,903,203

Separate account liabilities	29,478,601	30,065,291
Total liabilities	60,112,388	58,968,494

Capital and surplus:
Common stock, $1 par value, 5,000,000 shares authorized, issued and outstanding	5,000	5,000
Additional paid in capital	596,540	566,540
Surplus notes	118,000	118,000
Unassigned surplus	2,588,688	2,586,420
Total capital and surplus	3,308,228	3,275,960
Total liabilities and capital and surplus	$63,420,616	$62,244,454

See accompanying notes to statutory financial statements.

4

MINNESOTA LIFE INSURANCE COMPANY
Statutory Statements of Operations and Capital and Surplus
Years ended December 31, 2024, 2023 and 2022
(in thousands)

	2024	2023	2022
Statements of Operations

Revenues:
Premiums	$3,506,490	$2,875,862	$1,458,181
Annuity considerations	1,334,144	1,459,890	2,566,368
Net investment income	1,127,447	1,045,350	1,038,635
Investment management, administration and contract guarantee fees	130,901	136,842	212,450
Other income	258,285	395,477	692,530
Change in modified coinsurance on separate accounts	40,083	1,891,277	19,482,324
Total revenues	6,397,350	7,804,698	25,450,488

Benefits and expenses:
Policyholder benefits	5,661,200	4,208,208	5,378,173
Increase (decrease) in policy reserves	1,392,156	1,405,294	(1,964,368)
General insurance expenses and taxes	443,929	573,165	995,612
Salaries and wages	267,824	260,823	305,843
Group service and administration fees	85,592	78,974	70,864
Commissions	598,260	558,149	587,244
Separate account transfers, net	(1,840,467)	(989,703)	368,960
Change in modified coinsurance on separate accounts	40,083	1,891,277	19,482,324
Total benefits and expenses	6,648,577	7,986,187	25,224,652

Gain (loss) from operations before dividends, federal income taxes and net realized capital gains (losses)	(251,227)	(181,489)	225,836

Dividends to policyholders	2,792	2,869	(18,467)
Gain (loss) from operations before federal income tax expense (benefit) and net realized capital gains (losses)	(254,019)	(184,358)	244,303

Federal income tax expense (benefit)	(48,987)	(85,731)	93,024
Gain (loss) from operations before net realized capital gains (losses)	(205,032)	(98,627)	151,279

Net realized capital gains (losses), net of transfers to interest maintenance reserve and federal income taxes	251,240	(74,400)	(247,142)
Net income (loss)	$46,208	$(173,027)	$(95,863)

Statements of Capital and Surplus

Capital and surplus, beginning of year	$3,275,960	$3,284,929	$3,402,930
Net income (loss)	46,208	(173,027)	(95,863)
Net change in unrealized capital gains and losses	(1,846)	192,208	(365,743)
Net change in deferred income tax	236,480	97,926	(138,260)
Change in asset valuation reserve	(34,398)	(102,914)	115,435
Net change in separate account surplus	173	672	(3,168)
Dividends to stockholder	(5,000)	(104,993)	(4,998)
Change in unauthorized reinsurance	(1,667)	(249)	(173)
Change in non-admitted assets	(102,239)	(23,029)	(14,529)
Change in reserves due to change in valuation basis	(68,888)	8,470	—
Capital contribution	30,000	250,000	—
Other, net	(66,555)	(154,033)	389,298
Capital and surplus, end of year	$3,308,228	$3,275,960	$3,284,929

See accompanying notes to statutory financial statements.

5

MINNESOTA LIFE INSURANCE COMPANY
Statutory Statements of Cash Flow
Years ended December 31, 2024, 2023 and 2022
(in thousands)

	2024	2023	2022
Cash Flow from Operating Activities

Revenues:
Premiums and annuity considerations	$5,178,016	$4,985,330	$7,914,960
Net investment income	1,116,945	1,060,381	1,071,877
Total receipts	6,294,961	6,045,711	8,986,837

Benefits and expenses paid:
Policyholder benefits	5,640,537	4,538,522	5,441,727
Dividends to policyholders	87	2,090	13,111
Commissions and expenses	1,318,513	1,334,951	1,442,904
Separate account transfer, net	(1,824,864)	(1,169,405)	339,145
Federal income taxes	62,418	(110,566)	(73,846)
Total payments	5,196,691	4,595,592	7,163,041

Cash provided from operations	1,098,270	1,450,119	1,823,796

Cash Flow from Investing Activities

Proceeds from investments sold, matured or repaid:
Bonds	2,875,650	1,775,093	3,153,097
Common stocks	128,973	194,978	306,975
Mortgage loans	382,603	426,417	623,724
Derivative instruments	406,187	296,299	(106,138)
Other invested assets	152,120	100,430	145,115
Separate account redemptions	250	8,218	172
	3,945,783	2,801,435	4,122,945

Cost of investments acquired:
Bonds	3,937,057	2,163,438	3,976,616
Common stocks	165,299	143,359	270,652
Mortgage loans	600,628	724,650	1,089,480
Derivative instruments	190,248	361,963	376,423
Other invested assets	141,224	152,449	185,319
Separate account investments	(2,000)	(11,950)	(1,044)
Securities in transit, net	(3,686)	83,340	105,004
Other provided, net	244,718	320,156	154,665
	5,273,488	3,937,405	6,157,115

Cash applied to investing	(1,327,705)	(1,135,970)	(2,034,170)

Cash Flow from Financing and Miscellaneous Activities

Borrowed money, net	—	(120,000)	—
Net deposits on deposit-type contract funds	34,792	(109,763)	111,156
Dividend paid to stockholder	—	(100,000)	—
Capital contribution	30,000	250,000	—
Other cash provided (applied)	3,298	82,530	(38,354)

Cash provided by financing	68,090	2,767	72,802

Reconciliation of Cash, Cash Equivalents and Short-term Investments

Net change in cash, cash equivalents and short-term investments	(161,345)	316,916	(137,572)
Beginning of the year	514,774	197,858	335,430
End of the year	$353,429	$514,774	$197,858

See accompanying notes to statutory financial statements.

6

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements
December 31, 2024, 2023 and 2022
(in thousands)

(1) Nature of Operations

Organization and Description of Business

Minnesota Life Insurance Company (the Company), a wholly-owned subsidiary of Securian Financial Group, Inc. (SFG), both directly and through its subsidiaries and controlled affiliates, provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.

The Company, which operates in the United States, generally offers the following types of products:

●	Fixed, indexed and variable universal life, term life and whole life insurance products to individuals through independent channel partners.

●	Immediate and deferred annuities, with fixed, indexed, and variable investment options through independent channel partners.

●	Group life insurance and voluntary products to private and public employers.

●	Retirement options to employers and investment firms through independent channel partners as well as direct relationships.

●	Life insurance protection through banks, credit unions, and finance companies.

During 2022, the Company entered into reinsurance agreements to reinsure certain closed blocks of individual life and individual annuity products and certain non-affiliated group annuity contracts. Refer to note 14 Reinsurance for additional discussion.

(2) Summary of Significant Accounting Policies

The accompanying statutory financial statements of Minnesota Life Insurance Company have been prepared in accordance with accounting practices prescribed or permitted by the Minnesota Department of Commerce. The Minnesota Department of Commerce recognizes statutory accounting practices prescribed or permitted by the state of Minnesota for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Minnesota Insurance Law. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the state of Minnesota. The state has adopted the prescribed accounting practices as stated in NAIC SAP, without modification. The Company has one material statutory accounting practice that differs from those of the state of Minnesota or the NAIC accounting practices. See note 13 Capital and Surplus and Dividends for discussion of statutory dividend limitations. These practices differ from U.S. generally accepted accounting principles (GAAP).

The more significant differences, of which the aggregate effects are material are as follows:

●	Acquisition costs, such as commissions and other costs incurred in connection with the successful acquisition of new and renewal business, are charged to current operations as incurred whereas premiums are recognized as earned over the premium paying periods of the policies and contracts. Under GAAP, acquisition costs are capitalized and charged to operations as the revenues or expected gross profits are recognized.

●	Certain assets are designated as "non-admitted" and changes in such amounts are charged directly to unassigned surplus.

●	Policy reserves are based on methods prescribed by the NAIC, which include mortality and interest assumptions without consideration for lapses or withdrawals. Under GAAP, policy reserves are based on current best estimates or locked in best estimate assumptions on the date of issuance with a provision for adverse deviation, which include considerations for lapses and withdrawals.

(Continued)

7

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(2) Summary of Significant Accounting Policies (Continued)

The more significant differences, of which the aggregate effects are material are as follows (Continued):

●	The Company is required to establish an asset valuation reserve (AVR) and an interest maintenance reserve (IMR). The AVR provides for a standardized statutory investment valuation reserve for bonds, preferred stocks, short-term investments, mortgage loans, common stocks, real estate and other invested assets. Changes in this reserve are recorded as direct charges or credits to surplus. The IMR is designed to defer net realized capital gains and losses resulting from changes in the level of interest rates in the market and to amortize them over the remaining life of the bond or mortgage loan sold. The IMR represents the unamortized portion of the bond or mortgage loan not yet taken into income. If IMR is negative, it is designated as non-admitted and is directly charged to unassigned surplus unless the Company adopts certain limited-time exception to admit net negative IMR. For securities the Company intends to sell in which a write-down is necessary, the Company reviews whether the realized loss affects the IMR or AVR. There are no such requirements on a GAAP basis.

●	Investments, other than common stocks, preferred stocks and investments in subsidiaries, are carried at values prescribed by the NAIC. GAAP requires investments, other than common stocks, preferred stocks and investments in subsidiaries, to be classified as held-to-maturity securities, which are reported at amortized cost, trading securities, which are reported at fair value through net income, or available-for-sale securities, which are reported at fair value through equity.

●	Investments in common stocks and preferred stocks are carried at values prescribed by the NAIC. GAAP requires common stocks and preferred stocks to be reported at fair value through earnings.

●	Bonds that have been assigned the NAIC Category 6 designation are carried at the lower of fair value or cost. There are no such requirements on a GAAP basis.

●	A valuation allowance is established for mortgage loans when it is probable that the Company will not be able to collect the amounts due under the contractual terms of the loan. Under GAAP, an allowance for credit losses for mortgage loans represents the Company’s best estimate of expected credit losses over the remaining life of the loans.

●	Undistributed income and capital gains and losses for limited partnership alternative investments are reported in capital and surplus as unrealized gains and losses until realized. Under GAAP, specialized accounting treatment for investment companies requires unrealized gains and losses on these alternative investments to be included in earnings.

●	Investments in subsidiaries are carried at the audited net equity values as prescribed by the NAIC. Changes in equity values related to earnings are reflected in surplus, and other equity changes are reflected in surplus as charges or credits to unrealized gains and losses. GAAP requires subsidiaries and certain variable interest entities to be consolidated.

●	Deferred federal income taxes are provided for the tax effects of certain income and expense items recognized for income tax purposes in different years than for financial reporting purposes. The change in the net deferred tax asset or liability is reflected in surplus. Admittance testing may result in a charge to capital and surplus for non-admitted portions of the net deferred tax asset. GAAP requires the change to be reported in operations or other comprehensive income.

●	In determining the need for tax contingency reserves, consideration is given to whether it is more-likely-than-not that specific uncertain tax benefits will be realized. GAAP subsequently subjects the tax benefits to an additional quantitative measurement step.

●	Goodwill is admitted subject to a 10% limitation on surplus and amortized over the useful life of the goodwill, not to exceed 10 years. Under GAAP, goodwill, which is considered to have an indefinite useful life, is tested using either a qualitative or quantitative approach for impairment and a loss is recorded, when appropriate.

●	Surplus notes are classified as capital and surplus. Under GAAP, surplus notes are classified as liabilities.

●	Rental income on home office properties owned by the Company is recognized by the Company and a similar amount of rental expense is recognized as a charge for the related office space. Under GAAP, there is no recognition of either rental income or rental expense on home office properties owned by the Company.

●	Certain assets and liabilities are recorded net of the effects of related reinsurance, which is not permitted by GAAP.

(Continued)

8

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(2) Summary of Significant Accounting Policies (Continued)

The more significant differences, of which the aggregate effects are material are as follows (Continued):

●	Reinsurance agreements that have any insurance risk are accounted for as reinsurance, whereas under GAAP only reinsurance agreements that have significant insurance risk are accounted for as reinsurance otherwise they are accounted for using a deposit method.

●	The statutory financial statements do not include accumulated other comprehensive income (loss) as required by GAAP.

●	Nontraditional life products include individual adjustable life, universal life and variable life insurance and group universal and variable life insurance. Revenues from nontraditional life products and deferred annuities consist of premiums received rather than policy and contract fees charged for the cost of insurance, policy administration and surrenders as required under GAAP.

●	The statutory statements of cash flow do not classify cash flow consistent with GAAP and a reconciliation of net income to net cash provided from operating activities is not provided.

●	Statutory policyholder dividend liabilities are required to be calculated including dividends anticipated to be paid in the next twelve months. GAAP requires a dividend accrual representing dividends due and unpaid through the current year-end.

●	The calculation of reserves and transfers in the Separate Account Statement requires the use of a Commissioners’ Annuity Reserve Valuation Method (CARVM) allowance on annuities and a Commissioners’ Reserve Valuation Method (CRVM) allowance on certain life products for statutory reporting. There is no such requirement on a GAAP basis.

●	Derivative instruments are recorded at fair value or amortized cost. Changes in derivative instruments recognized at fair value, other than hedges, are recorded as unrealized capital gains and losses on the statutory statements of capital and surplus. Hedges are held using the same accounting methodology as the hedged item. Under GAAP reporting, derivative instruments are held at fair value. Changes in fair value are recorded to realized capital gains and losses, policyholder benefits in the case of certain life insurance product hedging or unrealized capital gains and losses depending on the nature of the hedging relationship, if any, that are designated.

●	A deferred premium asset is established to recognize receipt of premiums on a payment mode other than annual. This asset is considered an offset to statutory reserve calculations which use only annual modal premium assumptions. Deferred premiums are calculated from the current statement date to policy anniversary date. On a GAAP basis, deferred premiums are netted against policy reserves and are generally calculated as a constant of gross premiums.

●	Policy and contract fees are recognized through the statements of operations as received. Under GAAP, these amounts are reported as unearned revenue and are recognized in operations over the period in which the services are provided.

●	The Company periodically invests money in its separate accounts, which is reported as a component of separate account assets and unassigned surplus. On a GAAP basis, these investments are reported as investments in equity securities, based on the underlying characteristics of the investment.

●	Separate account assets and liabilities include certain market value adjusted fixed annuity and investment options on variable annuities. Notwithstanding the market value adjustment feature, the investment performance of the separate account assets is not being passed to the contractholder, and therefore, on a GAAP basis the contract is not reported in the separate account. Rather, the components of the spread on a book value basis are recorded in interest income and interest credited and realized gains and losses on investments and market value adjustments on contract surrenders are recognized as incurred. For GAAP, the contract liability is included in policy and contract balances and the assets are recorded within invested assets.

(Continued)

9

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(2) Summary of Significant Accounting Policies (Continued)

The more significant differences, of which the aggregate effects are material are as follows (Continued):

●	The Company issues variable annuity contracts through separate accounts where the Company contractually guarantees to the contractholder a return of no less than one of the following upon a qualifying event: (a) total deposits made to the contract adjusted for partial withdrawals, (b) total deposits made to the contract adjusted for partial withdrawals plus a minimum return, (c) the highest contract value on a specified anniversary date adjusted for withdrawals following the contract anniversary, or (d) a minimum payment on a variable immediate annuity. These guarantees include benefits that are payable in the event of death, withdrawal or annuitization. The Company also issues universal life and variable universal life contracts where the Company provides to the contractholder a no-lapse guarantee and fixed indexed annuities with a guaranteed income in excess of account value. Statutory reserving methodologies consistent with other policy reserves and state requirements are established connected to these guarantees. GAAP requires the calculation of an additional liability related to these guarantees, specifically where product features produce an earnings pattern of profits followed by losses. Certain guarantees are considered embedded derivatives for GAAP. A separate reserve or an embedded derivative related to these guarantees is not required in statutory reporting.

●	The Company also issues certain fixed indexed annuity and indexed universal life contracts that contain features which are considered to be embedded derivatives that are not separated between components and are accounted for consistent with the host contract. Under GAAP, the embedded derivative is bifurcated from the host contract and accounted for separately as a derivative carried at fair value with changes in fair value recorded in net income.

●	GAAP requires that sales inducements be deferred and amortized over the life of the policy using the same methodology and assumptions used to amortize deferred policy acquisition costs. A separate asset related to sales inducements is not allowed under statutory reporting.

The significant accounting policies that are reflected in the accompanying statutory financial statements are as follows:

New Accounting Pronouncements

In March 2023, the NAIC adopted revisions to Statements of Statutory Accounting Principles (SSAP) 34, Investment Income Due and Accrued, to provide new disclosures of due and accrued investment income and cumulative paid-in-kind interest. The disclosure requirements were effective for 2023 reporting and are included in note 5 Investments.

Permitted Practice

The Company has received a permitted practice from the Minnesota Department of Commerce to use a modified 1959 Accidental Death Benefit table, and the net effect is immaterial for reporting purposes.

The Company has been granted a permitted accounting practice, effective January 1, 2023, from the Minnesota Department of Commerce to reflect changes in discretionary liabilities held on certain indexed universal life policies through surplus in Other, net in statutory statements of operations and capital and surplus instead of through net income as would be required under NAIC SAP. This permitted practice resulted in a pre-tax increase (decrease) to net income of $(5,000) and $189,000 for the years ended December 31, 2024 and 2023, respectively, and had no impact on the Company’s surplus or risk-based capital.

Revenues and Expenses

Premiums are credited to revenue over the premium paying period of the policies, with the exception of single and flexible premium contracts which are credited to revenue when received from the policyholder. Annuity considerations and investment management, administration and contract guarantee fees are recognized as revenue when received. Any premiums due that are not yet paid, and premiums paid on other than an annual basis, are included in premiums deferred and uncollected on the statutory statements of admitted assets, liabilities and capital and surplus. Benefits and expenses, including acquisition costs related to acquiring new and renewal business, are charged to operations as incurred. Acquisition expenses incurred are reduced for ceding allowances received or receivable.

(Continued)

10

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(2) Summary of Significant Accounting Policies (Continued)

Valuation of Investments and Net Investment Income

Bonds and stocks are valued as prescribed by the NAIC. Bonds not backed by other loans are generally carried at cost, adjusted for the amortization of premiums, accretion of discounts and any other-than-temporary impairment (OTTI). Premiums and discounts are amortized and accreted over the estimated or contractual lives of the related bonds based on the interest yield method. Prepayment penalties are recorded to net investment income when collected. Bonds that have been assigned the NAIC category 6 designation are carried at the lower of cost or fair value. The Securities Valuation Office identified bond exchange-traded funds are reported at fair value.

Hybrid securities are investments structured to have characteristics of both stocks and bonds. Hybrid securities totaled $14,355 and $14,856 at December 31, 2024 and 2023, respectively, which were classified as bonds on the statutory statements of admitted assets, liabilities and capital and surplus.

Loan-backed securities are stated at either amortized cost or the lower of amortized cost or discounted cash flows. The Company’s loan-backed securities are reviewed quarterly, and as a result, the carrying value of a loan-backed security may be reduced to reflect changes in valuation resulting from discounted cash flow information. Loan-backed securities that have been assigned the NAIC category 6 designation are written down at the lower of fair value or cost. The Company uses a third-party pricing service in assisting the Company’s determination of the fair value of most loan-backed securities. An internally developed matrix pricing model, discounted cash flow or other model is used to price a small number of holdings. The retrospective adjustment method is used to record investment income on all non-impaired securities except for interest-only securities or other non-investment grade securities where the yield had become negative. Investment income is recorded using the prospective method on these securities.

For loan-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions obtained from an outside service provider or upon analyst review of the underlying collateral and the estimated economic life of the securities. When estimated prepayments differ from the anticipated prepayments, the effective yield is recalculated to reflect actual prepayments to date and anticipated future payments. Any resulting adjustment is included in net investment income. For loan-backed securities that have a recognized OTTI, the adjusted cost basis is prospectively amortized over the remaining life of the security based on the amount and timing of future estimated cash flows. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

Security Valuation Office (SVO) identified funds, which consist of exchange traded funds (ETF) that qualify for bond treatment, are carried at fair value.

Common stocks are carried at fair value except for investments in stocks of subsidiaries and affiliates in which the Company has an interest of 10% or more, which are carried on an equity basis.

The Company recognizes interest income as earned and recognizes dividend income on unaffiliated common stocks upon declaration of the dividend. Investment income is reported net of related investment expenses. For the years ended December 31, 2024, 2023 and 2022, bond net investment loss included ($4,111), ($4,011) and $(266) of prepayment penalties and acceleration fees, respectively, generated as a result of 27, 18 and 55 CUSIPs, respectively, sold, redeemed, tendered or otherwise disposed as a result of a callable feature.

Perpetual preferred stocks are reported at the lower of fair value or the currently effective call price for the stock. Redeemable preferred stocks continue to be carried at cost less any OTTI. All preferred stock is classified as other invested assets on the statutory statements of admitted assets, liabilities, and capital and surplus.

Mortgage loans are carried at the outstanding principal balances, net of unamortized premiums and discounts. Premiums and discounts are amortized and accreted over the terms of the mortgage loans based on the effective interest yield method. Prepayment penalties are recorded to net investment income. The Company invests primarily in commercial mortgages with a range of interest rates from 5.10% to 6.94% during 2024. In 2024, the maximum percentage of any one loan to the value of the collateral at the time of the investment of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 62%.

The Company continues to record interest on those impaired mortgage loans that it believes to be collectible as due and accrued investment income. Any loans that have income 180 days or more past due continue to accrue income, but report all due and accrued income as a non-admitted asset. Past due interest on loans that are uncollectible is written off and no further interest is accrued. Any cash received for interest on loans deemed uncollectible is recorded as income when collected.

(Continued)

11

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(2) Summary of Significant Accounting Policies (Continued)

Valuation of Investments and Net Investment Income (Continued)

Alternative investments include limited partnership investments in private equity funds and mezzanine debt funds. These investments are included in other invested assets on the statutory statements of admitted assets, liabilities and capital and surplus at the amount invested using the equity method of accounting. In-kind distributions are recorded as a return of capital for the cost basis of the stock received. Income distributed from these alternative investments is included in net investment income or net realized capital gains (losses) on the statutory statements of operations based on information provided by the investee. The valuation of alternative investments is recorded based on the partnership financial statements from the previous quarter plus contributions and distributions during the fourth quarter. Any undistributed amounts held by the investee are recorded, based on the Company’s ownership share, as unrealized capital gains or losses on the statutory statements of operations and capital and surplus. The Company evaluates partnership financial statements received subsequent to December 31 up to the financial statement issue date for material fluctuations in order to determine if an adjustment should be recorded as of December 31.

Real estate is carried at cost less accumulated depreciation, adjusted for any OTTI losses taken. Real estate is included in other invested assets on the statutory statements of admitted assets, liabilities and capital and surplus. Estimated losses are directly recorded to the carrying value of the asset and recorded as realized losses in the statutory statements of operations. Depreciation is computed principally on a straight-line basis.

The Company’s investments in surplus notes of unrelated entities are included in other invested assets on the statutory statements of admitted assets, liabilities and capital and surplus. Surplus note investments with a NAIC designation of NAIC 1 or NAIC 2 are reported at amortized cost. Surplus note investments with a NAIC designation equivalent of NAIC 3 through 6 are reported at the lesser of amortized cost or fair value. An OTTI is considered to have occurred if it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the surplus note. If it is determined that a decline in fair value is other than temporary, an impairment loss is recognized as a realized loss equal to the difference between the surplus note’s carrying value and the fair value and is reported in earnings.

Policy loans are carried at the outstanding loan balance which includes any interest over 90 days past due. Loan balances unsecured by the cash surrender value of the policy and accelerated payment benefits are non-admitted assets which totaled $4,516 and $3,270 as of December 31, 2024 and 2023, respectively.

Investments in subsidiary companies are accounted for using the equity method and are carried as investments in affiliated companies or as other invested assets, in the case of limited liability companies, in the statutory statements of admitted assets, liabilities and capital and surplus. The Company records changes in its equity in its subsidiaries as credits or charges to capital and surplus. Insurance subsidiaries are recorded using statutory accounting principles. Non-insurance subsidiaries not engaged in prescribed insurance activities are recorded using audited GAAP results. Investments in limited liability subsidiaries included in other invested assets totaled $186,390 and $188,785 at December 31, 2024 and 2023, respectively.

Commercial paper and bonds with original maturity dates of less than twelve months are considered to be short-term investments. Short-term investments are stated at amortized cost. Short-term investments at December 31, 2024 and 2023 totaled $0 and $9,721, respectively.

Cash and cash equivalents are carried at cost, which generally approximates fair value. Money market funds are included in cash equivalents and are generally valued at fair value. The Company considers short-term investments that are readily convertible to known amounts of cash and have an original maturity date of three months or less to be cash equivalents. The Company places its cash and cash equivalents with high quality financial institutions and, at times, these balances may be in excess of the Federal Deposit Insurance Corporation insurance limit.

(Continued)

12

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(2) Summary of Significant Accounting Policies (Continued)

Derivative Instruments

The Company uses a variety of derivatives, including swaps, swaptions, forwards, floors, caps, futures and option contracts, to manage the risks associated with cash flows or changes in estimated fair values related to the Company’s financial instruments. The Company currently enters into derivative transactions that do not qualify for hedge accounting or in certain cases, elects not to utilize hedge accounting.

Derivative instruments are generally carried at fair value with changes in fair value recorded in net change in unrealized capital gains and losses on the statutory statements of capital and surplus. Interest income generated by derivative instruments is reported in net investment income on the statutory statements of operations.

Several life insurance and annuity products in the Company’s liability portfolio contain investment guarantees that create economic exposure to market and interest rate risks. These guarantees take the form of guaranteed withdrawal benefits on variable annuities, lifetime income guarantees on fixed indexed annuities, a guaranteed payout floor on a variable payout annuity, and indexed interest credits on both fixed indexed annuity and fixed indexed universal life products. The Company uses economic hedges including futures contracts, interest rate swaps and exchange traded and over-the-counter (OTC) options in its efforts to minimize the financial risk associated with these product guarantees.

Realized and Unrealized Capital Gains and Losses

Realized capital gains and losses, less federal income taxes and amounts transferred to the IMR, if any, are recognized in net income (loss). Unrealized capital gains and losses are accounted for as a direct increase or decrease to capital and surplus. Both realized and unrealized capital gains and losses are determined using the specific identification method.

The Company regularly reviews each investment in its various asset classes to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of the investments. When the Company determines that an invested asset is other-than-temporarily impaired, the invested asset is written down to a new cost basis and the amount of the impairment is included in net realized gains and losses on the statutory statements of operations. Any subsequent recoveries are not recognized until disposition.

Under the Company’s accounting policy for loan-backed and structured securities, if the Company has the intent to sell or the inability or lack of intent to retain a security for a period of time sufficient to recover the amortized cost basis, an OTTI is recognized in earnings equal to the difference between the security’s amortized cost basis and the fair value. Otherwise, if the present value of cash flows expected to be collected is less than the amortized cost basis of the security, an OTTI is recognized in earnings equal to the difference between the investment’s amortized cost basis and the present value of cash flows expected to be collected, discounted at the loan-backed or structured security’s original effective interest rate.

For other bonds, when the Company has determined an OTTI has occurred, the security is written-down to fair value. If the impairment is deemed to be non-interest related, an OTTI is recorded in earnings. For interest related declines, an OTTI is recorded when the Company has the intent to sell or does not have the ability to hold the bond until the forecasted recovery occurs. Many criteria are considered during this process including but not limited to, the length of time and the extent to which the current fair value has been below the amortized cost of the security, specific credit issues such as collateral, financial prospects related to the issuer, the Company’s intent to sell the security and current economic conditions.

For common stocks, an OTTI is recorded when the Company does not have the intent and ability to hold the investment for a sufficient period of time to allow for anticipated recovery of unrealized losses. When an OTTI has occurred, the entire difference between NAIC fair value and the common stock’s cost is charged to earnings. When assessing for OTTI the Company considers the length of time a stock has been in an unrealized loss position, the magnitude of the unrealized loss, and information on the investee’s current financial condition, liquidity, near-term recovery prospects, and other factors. In addition, common stocks that have an unrealized loss position greater than $100 are reviewed based on the individual characteristics of the stock. Preferred stocks with significant unrealized losses are also reviewed on the same basis for impairment.

(Continued)

13

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(2) Summary of Significant Accounting Policies (Continued)

Realized and Unrealized Capital Gains and Losses (Continued)

The Company evaluates its alternative investments on a fund by fund basis using current and forecasted expectations for future fund performance, the age of the fund, general partner commentary and underlying investments within the fund. If facts and circumstances indicate that the value of the investment will not be recovered, the cost of the investment is written down and an OTTI is recorded in net realized capital gains (losses) on the statutory statements of operations.

All other material unrealized losses are reviewed for any unusual event that may trigger an OTTI. Determination of the status of each analyzed investment as OTTI or not is made based on these evaluations with documentation of the rationale for the decision.

The Company may, from time to time, sell invested assets subsequent to the statutory statements of admitted assets, liabilities and capital and surplus date that were considered temporarily impaired at the statutory statements of admitted assets, liabilities and capital and surplus date for several reasons. The rationale for the change in the Company’s intent to sell generally focuses on unforeseen changes in the economic facts and circumstances related to the invested asset subsequent to the statutory statements of admitted assets, liabilities and capital and surplus date, significant unforeseen changes in the Company’s liquidity needs, changes in interest rates, or changes in tax laws or the regulatory environment. The Company had no material sales of invested assets, previously considered OTTI or in an unrealized loss position, subsequent to the statutory statements of admitted assets, liabilities and capital and surplus dates for either December 31, 2024 or 2023.

The Company recognizes valuation allowances for impairments of mortgage loans on a specific identification basis. Mortgage loans are considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. A nonperforming loan is defined as a loan that is not performing to the contractual terms of the loan agreement. Examples of nonperforming loans may include delinquent loans, requests for forbearance and loans in the process of foreclosure. The valuation allowance is equal to the difference between the carrying value and fair value of the collateral less estimated costs to sell. Changes in the valuation allowance are recorded in net change in unrealized capital gains and losses on the statutory statements of capital and surplus.

Impairment losses are recorded on investments in real estate and other long-lived assets used in operations when indicators of impairment are present, using undiscounted cash flows if available or independent market appraisals.

Separate Accounts

Separate account assets represent segregated funds administered by an unaffiliated asset management firm. These segregated funds are invested by both an unaffiliated asset management firm and an affiliate of the Company for the exclusive benefit of the Company’s pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and are reported at fair value of the investments held in the segregated funds. Investment income and gains and losses accrue directly to the policyholders and contractholders. Premiums, benefits and expenses of the separate accounts are reported in the statutory statements of operations. The Company receives administrative and investment advisory fees for services rendered on behalf of these accounts, and such fees are recorded as earned.

The Company periodically invests money in its separate accounts. The fair value of such investments, included with separate account assets, amounted to $0 and $2,067 at December 31, 2024 and 2023, respectively.

Included within other liabilities on the statutory statements of admitted assets, liabilities, and capital and surplus are the allowances for CARVM and CRVM. As of December 31, 2024 and 2023, the CARVM and CRVM allowances were $(270,569) and $(252,330), respectively.

Software Capitalization

Computer software costs incurred for internal use are capitalized and amortized over a three or five-year period. Computer software costs include application software, purchased software packages and significant upgrades to software. The Company had unamortized software costs of $86,180 and $97,691 as of December 31, 2024 and 2023, respectively, all of which is non-admitted, and amortized software expense of $22,992, $22,437 and $11,369 for the years ended December 31, 2024, 2023 and 2022, respectively.

(Continued)

14

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(2) Summary of Significant Accounting Policies (Continued)

Non-admitted Assets

Certain assets, designated as "non-admitted assets" (principally deferred taxes that do not meet admissibility testing, investments in affiliated companies, furniture, equipment, computer software and certain receivables), amounting to $328,328 and $226,089 at December 31, 2024 and 2023, respectively, have been charged to capital and surplus.

Reinsurance

Insurance liabilities are reported after the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid benefits, expense reimbursements and prepaid premiums, and are included in other assets on the statutory statements of admitted assets, liabilities and capital and surplus. Reinsurance premiums ceded and recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Modified coinsurance receivables and payables on separate accounts are presented within separate account assets and liabilities on the statutory statements of admitted assets, liabilities and capital and surplus, and changes in these amounts are presented in changes in modified coinsurance on separate accounts in revenues and benefits and expenses in the statutory statements of operations and capital and surplus. Reinsurance gains arising from certain reinsurance agreements are deferred to capital and surplus and subsequently amortized into the statements of operations in the proportion to earnings on the underlying business reinsured.

Policy Reserves

Policy reserves are determined using methods and assumptions consistent with the Standard Valuation Law and presently accepted actuarial standards and guidelines. Policy reserves generally represent the net present value of future benefits less the present value of future net premiums.

Life insurance policy reserves are calculated primarily using the CRVM. The Company uses the principles-based reserving approach (PBR) prescribed by the NAIC Valuation Manual (VM-20) for new life insurance policies issued on or after January 1, 2020.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium beyond the date of death. At December 31, 2024 and 2023, the amounts of surrender values in excess of reserves were $2,029,232 and $1,897,450, respectively.

For substandard policies, if a flat premium is charged, the reserve is one-half of the extra premium. For reserves determined using a tabular method, the reserve is calculated by an exact method using multiples of standard mortality as determined by the currently assigned mortality category. As of December 31, 2024 and 2023, the Company had $6,560,615 and $9,389,915, respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation.

Fixed and fixed indexed annuity policy reserves are calculated using the CARVM. Variable annuity policy reserves are based on methods and assumptions specified in NAIC Valuation Manual (VM-21).

Policy reserves on accident and health contracts are determined using tabular and lag factor methods reflecting Company experience. The Company’s liability for unpaid accident and health claims and claim adjustment expenses are determined using appropriate interest rate tables, company experience and actuarial studies.

Other policy liabilities include premium deposit funds, funding agreements and experience rated refund balances for certain group life insurance contracts. Policy reserves on group annuity contracts purchased under a qualified retirement plan are equal to the account value.

During 2024, the Company recorded a change in valuation basis related to certain reserves on life insurance products. The change in valuation basis resulted in a cumulative effect adjustment to decrease capital and surplus by $68,888 and is reported in change in reserves due to change in valuation basis on the statutory statements of operations and capital and surplus.

(Continued)

15

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(2)	Summary of Significant Accounting Policies (Continued)

Policy Reserves (Continued)

During 2023, the Company recorded a change in valuation basis related to certain reserves on annuity products. The change in valuation basis resulted in a cumulative effect adjustment to increase capital and surplus by $8,470 and is reported in change in reserves due to change in valuation basis on the statutory statements of operations and capital and surplus. The tax impact of this adjustment is $596; of which $447 is included in net change in deferred taxes and $149 is included in federal income tax expense (benefit) on the statutory statements of operations and capital and surplus.

During 2023, the Company retrospectively adopted Actuarial Guideline XLIV (AG 44) related to valuation of certain group waiver reserves for disability claim onsets occurring on or after January 1, 2009.

Liability for Accident and Health Losses and Loss Adjustment Expenses

The liability for unpaid losses and loss adjustment expenses includes an amount for losses incurred but unreported, based on past experience, as well as an amount for reported but unpaid losses, which is calculated on a case-by-case basis. Such liabilities are necessarily based on assumptions and estimates. While management believes that the amount is adequate, the ultimate liability may be in excess of or less than the amount estimated. The methods, including key assumptions, of making such estimates and for establishing the resulting liability are continually reviewed and any adjustments are reflected in the period such change in estimate is made. The liability for unpaid accident and health claims and claim adjustment expenses, net of reinsurance, is included in accident and health policy reserves and policy claims in process of settlement on the statutory statements of admitted assets, liabilities and capital and surplus.

Participating Business

Dividends on participating policies and other discretionary payments are declared by the Company’s Board of Directors based upon actuarial determinations that take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are generally recognized as expenses when declared by the Company’s Board of Directors and up to one year in advance of the payout dates. At December 31, 2024 and 2023, the total participating business in force was $2,394,604 and $2,072,580, respectively. As a percentage of total life insurance in force, participating business in force represented 0.2% at both December 31, 2024 and 2023.

For 2024, 2023 and 2022, direct premiums under individual and group life participating policies were $32,221, $33,510 and $34,611, respectively. The Company accounts for its policyholder dividends based upon the contribution method. The Company paid dividends in 2024, 2023 and 2022 in the amount of $8,537, $8,504, and $8,510, respectively, to policyholders and did not allocate any additional income to such policyholders.

Federal Income Taxes

The Company files a consolidated life/non-life federal income tax return with Minnesota Mutual Companies, Inc. (MMC), the Company’s ultimate parent. Entities included in the consolidated return include: Securian Holding Company, Robert Street Property Management, Inc., Securian Financial Group, Inc. (SFG), Securian Casualty Company, Securian Specialty Lines, Securian Ventures, Inc., Securian Financial Services, Inc. (SFS), Securian Asset Management, Inc. (Securian AM), Ochs Inc., Lowertown Capital, LLC, Empyrean Holding Company, Inc. and its subsidiaries and Minnesota Life Insurance Company and its subsidiaries.

Empyrean Holding Company’s subsidiaries include Empyrean Benefits Solutions, Inc. and Empyrean Insurance Services, Inc.

Minnesota Life’s subsidiaries include Securian Life Insurance Company (Securian Life), Allied Solutions LLC (Allied), Securian AAM Holdings, LLC, Marketview Properties, LLC, Marketview Properties II, LLC, Marketview Properties III, LLC, Marketview Properties IV, LLC and Oakleaf Service Corporation.

The method of allocation between companies is subject to written agreement, approved by an officer of the Company. Under the agreement, the Company computes federal income taxes on a separate return basis, and benefit is given for operating losses and credits as utilized to reduce consolidated federal income taxes. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue Service (IRS).

(Continued)

16

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(2)	Summary of Significant Accounting Policies (Continued)

Federal Income Taxes (Continued)

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the statutory financial statements. Any such change could significantly affect the amounts reported in the statutory statements of operations. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the IRS or the tax courts.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Gross deferred tax assets and liabilities are measured using enacted tax rates, and a statutory valuation allowance must be established if it is more likely than not that some portion or all of the gross deferred tax assets will not be realized. The adjusted gross deferred tax assets are then considered for admitted asset status according to the admissibility tests as set forth by the NAIC. Changes in deferred tax assets and deferred tax liabilities, including changes attributable to changes in tax rates, are recognized as a component of unassigned surplus.

Use of Estimates

The preparation of financial statements in conformity with statutory accounting practices requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the dates of the statutory statements of admitted assets, liabilities and capital and surplus and the reported amounts of revenues and expenses during the reporting period. Future events, including but not limited to, changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the financial statements and such changes in estimates are generally recorded on the statutory statements of operations in the period in which they are made.

The most significant estimates include those used in determining policy reserves, policy claims in process of settlement, valuation of and impairment losses on investments, valuation allowances or impairments for mortgage loans on real estate, federal income taxes and pension and other postretirement benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and circumstances as of the statutory statements of admitted assets, liabilities and capital and surplus date. Management believes the amounts provided are appropriate.

(3)	Risks

The Company’s financial statements are based on estimates and assumptions that are subject to significant business, economic and competitive risks and uncertainties, many of which are beyond the Company’s control or are subject to change. As such, actual results could differ from the estimates used in the financial statements and the value of the Company’s investments, its financial condition and its liquidity could be adversely affected. The following risks and uncertainties, among others, may have such an effect:

●	Economic environment and capital markets-related risks such as those related to interest rates, equity markets, credit spreads, real estate, and derivatives.
●	Investment-related risks such as those related to valuation, impairment, and concentration.
●	Business and operational-related risks such as those related to mortality/longevity, morbidity and claims experience, reinsurers and counterparties, liquidity, ratings, competition, cyber or other information security, fraud, and overall risk management.
●	Catastrophic and pandemic event-related risks that may impact policyholder behavior and claims experience, volatility in financial markets and economic activity, and operations.
●	Acquisition, disposition, or other structural change related risks.
●	Regulatory and legal risks such as those related to changes in fiscal, tax and other legislation, insurance and other regulation, and accounting standards.

The Company actively monitors and manages risks and uncertainties through a variety of policies and procedures in an effort to mitigate or minimize the adverse impact of any exposures impacting the financial statements.

(Continued)

17

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(4)	Fair Value of Financial Instruments

Financial Assets and Financial Liabilities Reported at Fair Value

The fair value of the Company’s financial assets and financial liabilities has been determined using available market information as of December 31, 2024 and 2023.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company primarily uses the market approach which utilizes prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. To a lesser extent, the Company also uses the income approach which uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company’s estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

The Company is required to categorize its financial assets and financial liabilities carried at fair value on the statutory statements of admitted assets, liabilities and capital and surplus according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

Level 1 – Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2 – Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets for identical or similar assets and liabilities.

Level 3 – Fair value is based on at least one or more significant unobservable inputs. These inputs reflect the Company’s assumptions about the inputs market participants would use in pricing the assets or liabilities.

The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

The following table summarizes the Company’s financial assets and financial liabilities carried at fair value as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Common stocks	$399,913	$—	$6,564	$406,477
Preferred stocks	346	13,424	—	13,770
Derivative instruments	17,690	982,662	—	1,000,352
Cash equivalents	184,876	—	—	184,876
Separate account assets	5,468,390	24,008,405	1,806	29,478,601
Total financial assets	$6,071,215	$25,004,491	$8,370	$31,084,076

Derivative instruments (1)	$10,594	$532,149	$—	$542,743
Total financial liabilities	$10,594	$532,149	$—	$542,743

(1) Included in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus.

(Continued)

18

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(4)	Fair Value of Financial Instruments (Continued)

Financial Assets and Financial Liabilities Reported at Fair Value (Continued)

The following table summarizes the Company’s financial assets and financial liabilities carried at fair value as of December 31, 2023:

	Level 1	Level 2	Level 3	Total
Common stocks	$327,852	$—	$11,129	$338,981
Preferred stocks	7,244	22,585	—	29,829
Derivative instruments	90	955,229	—	955,319
Cash equivalents	92,733	—	—	92,733
Separate account assets	5,559,443	24,506,034	1,881	30,067,358
Total financial assets	$5,987,362	$25,483,848	$13,010	$31,484,220

Derivative instruments (1)	$52	$527,241	$—	$527,293
Total financial liabilities	$52	$527,241	$—	$527,293

(1) Included in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus.

The methods and assumptions used to estimate the fair value of financial assets and liabilities are summarized as follows:

Common and preferred stocks

The Company’s common and preferred stocks consist primarily of investments in publicly traded companies. The fair values of common stocks are based on quoted market prices in active markets for identical assets and are classified within Level 1. The fair values of stocks based on prices that have significant inputs that are observable in active markets for identical or similar assets are reflected in Level 2. The Company carried a small amount of non-exchange traded common stock classified within Level 3.

Derivative instruments

Derivative instrument fair values are based on quoted market prices when available. If a quoted market price is not available, fair value is estimated using current market assumptions and modeling techniques, which are then compared with quotes from counterparties.

The majority of the Company’s derivative positions are traded in the Over-the-Counter (OTC) derivative market and are classified as Level 2. The fair values of most OTC derivatives are determined using discounted cash flow or third party pricing models. The significant inputs to the pricing models are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. In general, OTC derivatives are compared to an outside broker quote when available and are reviewed in detail through the Company’s valuation oversight group. OTC derivatives valued using significant unobservable inputs would be classified as Level 3.

The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC derivatives after taking into account the effects of netting agreements and collateral arrangements.

Cash equivalents

Money market funds are reported as cash equivalents. All money market funds are generally valued using unadjusted prices in active markets and are reflected in Level 1.

(Continued)

19

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(4)	Fair Value of Financial Instruments (Continued)

Financial Assets and Financial Liabilities Reported at Fair Value (Continued)

The methods and assumptions used to estimate the fair value of financial assets and liabilities are summarized as follows (Continued):

Separate account assets

Separate account assets are reported as a summarized total and are carried at estimated fair value based on the underlying assets in which the separate accounts are invested. Valuations for common stock and short-term investments are determined consistent with similar instruments as previously described. When available, fair values of bonds are based on quoted market prices of identical assets in active markets and are reflected in Level 1. When quoted prices are not available, the Company’s process is to obtain prices from third party pricing services, when available, and generally classify the security as Level 2. Valuations for certain mutual funds and pooled separate accounts are classified as Level 2 as the values are based upon quoted prices or reported net asset values provided by the fund managers with little readily determinable public pricing information. Other valuations using internally developed pricing models or broker quotes are generally classified as Level 3.

The following table provides a summary of changes in fair value of Level 3 financial assets and financial liabilities measured at fair value during the year ended December 31, 2024:

	Balance at beginning of	Total realized and unrealized gains (losses) included in:		Purchases, sales and settlements,	Transfers in	Transfers out	Balance at
	year	Net income (1)	Surplus	net (3)	to Level 3 (2)	of Level 3 (2)	end of year
Separate account assets	$1,881	$109	$—	$(185)	$1	$—	$1,806
Common stocks	11,129	—	(4,565)	—	—	—	6,564
Total financial assets	$13,010	$109	$(4,565)	$(185)	$1	$—	$8,370

(1)	The amounts included in this column, exclusive of separate account losses, are reported in net realized capital gains (losses) on the statutory statements of operations and capital and surplus.

(2)	Transfers into/out of Level 3 are primarily due to the availability of observable market prices.

(3)	The following table provides the bifurcation of the net purchases and sales.

The following table provides the bifurcation of the net purchases and sales during the year ended December 31, 2024:

				Purchases, sales
	Purchases	Sales	Settlements	and settlements, net
Separate account assets	$178	$(368)	$5	$(185)
Total financial assets	$178	$(368)	$5	$(185)

(Continued)

20

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(4)	Fair Value of Financial Instruments (Continued)

Financial Assets and Financial Liabilities Reported at Fair Value (Continued)

The following table provides a summary of changes in fair value of Level 3 financial assets and financial liabilities measured at fair value during the year ended December 31, 2023:

	Balance at beginning of	Total realized and unrealized gains (losses) included in:		Purchases, sales and settlements,	Transfers in	Transfers out	Balance at
	year	Net income (1)	Surplus	net (3)	to Level 3 (2)	of Level 3 (2)	end of year
Separate account assets	$7,212	$—	$(109)	$(5,222)	$—	$—	$1,881
Common stocks	11,589	—	(460)	—	—	—	11,129
Total financial assets	$18,801	$—	$(569)	$(5,222)	$—	$—	$13,010

(1)	The amounts included in this column, exclusive of separate account losses, are reported in net realized capital gains (losses) on the statutory statements of operations and capital and surplus.

(2)	Transfers in to/out of Level 3 are primarily due to the availability of observable market prices.

(3)	The following table provides the bifurcation of the net purchases and sales.

The following table provides the bifurcation of the net purchases and sales during the year ended December 31, 2023:

				Purchases, sales
	Purchases	Sales	Settlements	and settlements, net
Separate account assets	$3,455	$(8,677)	$—	$(5,222)
Total financial assets	$3,455	$(8,677)	$—	$(5,222)

At December 31, 2024 and 2023, the Company carried a small amount of Level 3 assets and liabilities which are comprised of separate account assets and common stocks. For separate account assets, the Company uses a discounted cash flow methodology that looks at yield/spread to U.S. Treasuries inputs to price the securities. For any increase (decrease) in the yield/spread to U.S. Treasuries, the fair value of the asset will decrease (increase). The common stock is comprised of non-exchange trade equity securities which the fair value is based on at least one or more significant unobservable inputs.

(Continued)

21

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(4)	Fair Value of Financial Instruments (Continued)

Financial Assets and Financial Liabilities

The following table summarizes by level of fair value hierarchy the aggregate fair value of financial assets and liabilities held by the Company as of December 31, 2024:

						Not
						practicable
	Aggregate	Carrying				carrying
	fair value	value	Level 1	Level 2	Level 3	value
Bonds:
U.S. government securities	$180,090	$214,209	$180,090	$—	$—	$—
Agencies not backed by the full faith and credit of the U.S. government	241,031	257,517	—	241,031	—	—
Corporate securities	14,668,729	16,739,273	—	10,682,489	3,986,240	—
Asset-backed securities	1,227,410	1,256,787	—	1,130,127	97,283	—
Commercial mortgage-backed securities (CMBS)	1,927,260	2,063,149	—	1,927,260	—	—
Residential mortgage-backed securities (RMBS)	1,106,239	1,308,561	—	1,095,298	10,941	—
Total bonds	19,350,759	21,839,496	180,090	15,076,205	4,094,464	—
Common stock	406,477	425,477	399,913	—	6,564	19,000
Preferred stock	87,672	91,795	346	13,424	73,902	—
Mortgage loans	5,261,815	5,777,094	—	—	5,261,815	—
Derivative instruments	1,000,352	1,000,352	17,690	982,662	—	—
Policy loans	1,371,148	1,140,199	—	—	1,371,148	—
Cash equivalents	422,699	422,667	422,699	—	—	—
Surplus notes	138,940	189,487	—	138,940	—	—
Separate account assets	29,478,601	29,478,601	5,468,390	24,008,405	1,806	—
Total financial assets	$57,518,463	$60,365,168	$6,489,128	$40,219,636	$10,809,699	$19,000

Deferred annuities	2,414,472	2,478,466	—	—	2,414,472	—
Supplementary contracts without life contingencies	189,821	189,821	—	—	189,821	—
Annuity certain contracts	142,635	146,933	—	—	142,635	—
Derivative liabilities	542,743	542,743	10,594	532,149	—	—
Separate account liabilities	24,540,125	24,540,125	5,468,389	19,069,930	1,806	—
Total financial liabilities	$27,829,796	$27,898,088	$5,478,983	$19,602,079	$2,748,734	$—

The following table provides a summary of financial assets with a not practicable carrying value as of December 31, 2024:

	Carrying value	Effective interest rate	Maturity date	Explanation for investments held at cost
Common stock	$19,000	N/A	N/A	Nonmarketable Federal Home Loan Bank of Des Moines (FHLB) membership

(Continued)

22

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(4)	Fair Value of Financial Instruments (Continued)

Financial Assets and Financial Liabilities (Continued)

The following table summarizes by level of fair value hierarchy the aggregate fair value of financial assets and liabilities held by the Company as of December 31, 2023:

						Not
						practicable
	Aggregate	Carrying				carrying
	fair value	value	Level 1	Level 2	Level 3	value
Bonds:
U.S. government securities	$186,272	$217,500	$186,272	$—	$—	$—
Agencies not backed by the full faith and credit of the U.S. government	351,025	358,239	—	351,025	—	—
Foreign government securities	—	—	—	—	—	—
Corporate securities	14,173,589	15,849,489	—	10,694,741	3,478,848	—
Asset-backed securities	1,056,651	1,092,709	—	1,012,187	44,464	—
CMBS	1,778,341	1,960,570	—	1,778,341	—	—
RMBS	1,151,462	1,327,997	—	1,151,462	—	—
Total bonds	18,697,340	20,806,504	186,272	14,987,756	3,523,312	—
Common stock	338,981	348,981	327,852	—	11,129	10,000
Preferred stock	98,044	107,417	8,013	22,585	67,446	—
Mortgage loans	4,955,609	5,558,251	—	—	4,955,609	—
Derivative instruments:	955,319	955,319	90	955,229	—	—
Policy loans	1,079,735	897,870	—	—	1,079,735	—
Short-term investments	9,756	9,721	—	9,756	—	—
Cash equivalents	546,703	546,664	546,703	—	—	—
Surplus notes	141,216	184,063	—	141,216	—	—
Separate account assets	30,067,358	30,067,358	5,559,443	24,506,034	1,881	—
Total financial assets	$56,890,061	$59,482,148	$6,628,373	$40,622,576	$9,639,112	$10,000

Deferred annuities	$2,146,865	$2,041,679	$—	$—	$2,146,865	$—
Supplementary contracts without life contingencies	180,530	180,530	—	—	180,530	—
Annuity certain contracts	131,113	139,357	—	—	131,113	—
Derivative liabilities	527,293	527,293	52	527,241	—	—
Separate account liabilities	25,779,300	25,779,300	5,559,443	20,217,976	1,881	—
Total financial liabilities	$28,765,101	$28,668,159	$5,559,495	$20,745,217	$2,460,389	$—

The following table provides a summary of financial assets with a not practicable carrying value as of December 31, 2023:

	Carrying value	Effective interest rate	Maturity date	Explanation for investments held at cost
Common stock	$10,000	N/A	N/A	Nonmarketable FHLB membership

(Continued)

23

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(4)	Fair Value of Financial Instruments (Continued)

Financial Assets and Financial Liabilities Reported at Other Than Fair Value

The Company uses various methods and assumptions to estimate the fair value of financial assets and financial liabilities that are not carried at fair value on the statutory statements of admitted assets, liabilities and capital and surplus.

Refer to note 2 Summary of Significant Accounting Policies and note 6 Derivative Instruments for additional fair value disclosures concerning bonds, cash equivalents, other invested assets and derivatives.

When available, fair values of bonds and surplus notes of unrelated entities are based on quoted market prices of identical assets in active markets and are reflected in Level 1.

When quoted prices are not available, the Company’s process is to obtain prices from third party pricing services, when available. The Company generally receives prices from pricing services and maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. The Company’s primary pricing service has policies and processes to ensure that it is using objectively verifiable observable market data. The pricing service regularly reviews the valuation inputs for instruments covered and publishes and updates a summary of inputs used in its valuations by major type. The market inputs utilized in the pricing valuation depend on asset class and market conditions but typically include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data, and industry and economic events. If the pricing service determines it does not have sufficient objectively verifiable information about an instrument’s valuation, it discontinues providing a valuation. In this instance, the Company would be required to produce its own internally modeled estimate of fair value.

Prices are reviewed by affiliated asset managers and management to validate reasonability. Instruments with validated prices from pricing services are generally reflected in Level 2. If the pricing information received from third party pricing services is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service. If the pricing service updates the price to be more consistent in comparison to the presented market observations, the instrument remains within Level 2.

For instruments where quoted market prices are not available or the Company concludes the pricing information received from third party pricing services is not reflective of market activity - generally private placement bonds or bonds that do not trade regularly - a matrix pricing, discounted cash flow or other model is used. The pricing models are developed by obtaining spreads versus the U.S. Treasury yield for corporate bonds with varying weighted average lives and ratings. The weighted average life and rating of a particular instrument to be priced are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that instrument. The estimated market yield, liquidity premium, any adjustments for known credit risk, and other relevant factors are then used to estimate the fair value. Certain other valuations are based on independent non-binding broker quotes. Instruments valued using pricing models or broker quotes are reflected in Level 3.

Fair values of mortgage loans are based upon matrix pricing and discounted cash flows. Fair value of policy loans are estimated by discounting expected cash flows. The expected cash flows reflect an estimate for the timing of repayment of the loans and weighted average loan interest rates.

The fair value of deferred annuities and other fund deposits, which have guaranteed interest rates and surrender charges, were calculated using CARVM calculation procedures and current market interest rates. The Company believes this is a reasonable approximation of fair value. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

The fair value of supplementary contracts without life contingencies and annuity certain contracts are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued.

The carrying amount of short-term borrowed money approximates the fair value. The fair value of long-term borrowed money is estimated based on primarily the borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities.

(Continued)

24

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(4)	Fair Value of Financial Instruments (Continued)

Financial Assets and Financial Liabilities Reported at Other Than Fair Value (Continued)

Certain separate account liabilities represent balances due to policyholders under contracts that are classified as investment contracts. Since these separate account liabilities are fully funded by the cash flows from the separate account assets which are recognized at estimated fair value, the value of those assets approximates the carrying and fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

(5)	Investments

Bonds and Stocks

The Company’s bond portfolio consists primarily of public and private corporate bonds, mortgage and other asset-backed bonds and U.S. government and agency obligations.

The Company invests in private placement bonds to enhance the overall value of its portfolio, increase diversification and obtain higher yields than are possible with comparable publicly traded bonds. Generally, private placement bonds provide broader access to management information, strengthened negotiated protective covenants, call protection features and, frequently, improved seniority of collateral protection. Private placement bonds generally are only tradable subject to restrictions by federal and state securities laws and are, therefore, less liquid than publicly traded bonds.

The Company holds CMBS that may be originated by single or multiple issuers, which are collateralized by mortgage loans secured by income producing commercial properties such as office buildings, multi-family dwellings, industrial, retail, hotels and other property types.

The Company’s RMBS portfolio consists of pass-through securities, which are pools of mortgage loans collateralized by single-family residences and primarily issued by government sponsored entities (e.g., GNMA, FNMA and FHLMC), and structured pass-through securities, such as collateralized mortgage obligations, that may have specific prepayment and maturity profiles and may be issued by either government sponsored entities or “private label” issuers. The Company’s RMBS portfolio primarily contains loans made to borrowers with strong credit histories. The Company’s portfolio consisted of $1,199,214 and $1,294,420 agency backed RMBS and $109,347 and $33,577 non-agency backed RMBS as of December 31, 2024 and 2023, respectively. The Company’s RMBS portfolio also includes Alt-A mortgage loans to customers who have good credit ratings but have limited documentation for their source of income or some other standards used to underwrite the mortgage loan, and subprime residential loans to customers with weak credit profiles, including mortgages originated using relaxed mortgage-underwriting standards.

The Company’s asset-backed securities portfolio consists of securities collateralized by the cash flows of receivables relating to credit cards, automobiles, manufactured housing and other asset class loans.

(Continued)

25

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(5)	Investments (Continued)

Bonds and Stocks (Continued)

The admitted asset value, gross unrealized gains and losses and estimated fair value of investments in bonds were as follows:

December 31, 2024	Admitted asset value	Gross unrealized gains	Gross unrealized losses	Fair value
U.S. government securities	$214,209	$—	$34,119	$180,090
Agencies not backed by the full faith and credit of the U.S. government	257,517	158	16,644	241,031
Corporate securities	16,739,273	68,512	2,139,056	14,668,729
Asset-backed securities	1,256,787	6,121	35,498	1,227,410
CMBS	2,063,149	3,579	139,468	1,927,260
RMBS	1,308,561	404	202,726	1,106,239
Total	$21,839,496	$78,774	$2,567,511	$19,350,759

December 31, 2023	Admitted asset value	Gross unrealized gains	Gross unrealized losses	Fair value
U.S. government securities	$217,500	$—	$31,228	$186,272
Agencies not backed by the full faith and credit of the U.S. government	358,239	1,620	8,834	351,025
Corporate securities	15,849,489	124,913	1,800,813	14,173,589
Asset-backed securities	1,092,709	4,678	40,736	1,056,651
CMBS	1,960,570	2,967	185,196	1,778,341
RMBS	1,327,997	1,215	177,750	1,151,462
Total	$20,806,504	$135,393	$2,244,557	$18,697,340

The admitted asset value and estimated fair value of bonds at December 31, 2024, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Admitted asset value	Fair value
Due in one year or less	$579,763	$576,573
Due after one year through five years	2,934,232	2,828,044
Due after five years through ten years	3,716,695	3,414,493
Due after ten years	9,980,309	8,270,740
	17,210,999	15,089,850
Asset-backed and mortgage-backed securities	4,628,497	4,260,909
Total	$21,839,496	$19,350,759

(Continued)

26

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(5)	Investments (Continued)

Bonds and Stocks (Continued)

The Company had certain bonds with a reported fair value lower than the amortized cost of the investment as follows:

	December 31, 2024
	Less than 12 months
	Fair value	Amortized cost	Unrealized losses	Security count
U.S. government securities	$7,657	$7,850	$193	5
Agencies not backed by the full faith and credit of the U.S. government	120,071	124,103	4,032	25
Corporate securities	3,156,459	3,279,987	123,528	427
Asset-backed securities	443,793	453,136	9,343	66
CMBS	259,586	262,689	3,103	32
RMBS	223,478	228,175	4,697	105

	December 31, 2024
	12 months or greater
	Fair value	Amortized cost	Unrealized losses	Security count
U.S. government securities	$172,433	$206,359	$33,926	38
Agencies not backed by the full faith and credit of the U.S. government	111,571	124,183	12,612	53
Corporate securities	9,443,395	11,458,923	2,015,528	1,420
Asset-backed securities	369,675	395,830	26,155	120
CMBS	1,381,738	1,518,103	136,365	101
RMBS	836,722	1,034,751	198,029	277

	December 31, 2023
	Less than 12 months
	Fair value	Amortized cost	Unrealized losses	Security count
U.S. government securities	$3,185	$3,228	$43	1
Agencies not backed by the full faith and credit of the U.S. government	19,156	19,675	519	7
Corporate securities	578,660	586,231	7,571	86
Asset-backed securities	128,952	130,792	1,840	32
CMBS	116,314	117,634	1,320	18
RMBS	161,697	164,519	2,822	94

	December 31, 2023
	12 months or greater
	Fair value	Amortized cost	Unrealized losses	Security count
U.S. government securities	$183,087	$214,272	$31,185	44
Agencies not backed by the full faith and credit of the U.S. government	153,010	161,325	8,315	60
Corporate securities	11,309,021	13,102,263	1,793,242	1,616
Asset-backed securities	537,310	576,206	38,896	167
CMBS	1,405,617	1,589,493	183,876	110
RMBS	916,140	1,091,068	174,928	252

(Continued)

27

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(5)	Investments (Continued)

Bonds and Stocks (Continued)

For bonds where the carrying value exceeds fair value, the Company expects to collect all principal and interest payments, excluding previously recorded OTTI. In determining whether an impairment is other than temporary, the Company evaluates its intent and need to sell a security prior to its anticipated recovery in fair value. The Company performs ongoing analysis of liquidity needs, which includes cash flow testing. Cash flow testing includes duration matching of the investment portfolio and policyholder liabilities. As of December 31, 2024, the Company does not intend to sell and does not believe that it will be required to sell investments with an unrealized loss prior to recovery.

The following paragraphs summarize the Company’s evaluation of investment categories where carrying value exceeds fair value as of December 31, 2024.

U.S. government securities are temporarily impaired due to current interest rates and not credit-related reasons. The Company expects to collect all principal and interest on these securities.

Agencies not backed by the full faith and credit of the U.S. government are temporarily impaired due to interest rates and not credit-related reasons. Although not backed by the full faith and credit of the U.S. government, these securities generally trade as if they are.

Unrealized losses related to corporate securities are due to interest rates that are higher, and current market spreads that are wider than at the securities’ respective purchase dates. The Company performed an analysis of the financial performance of the underlying issuers and determined that the entire amortized cost for each temporarily-impaired security is expected to be recovered.

Asset-backed securities, CMBS and RMBS are impacted by both interest rates and the value of the underlying collateral. The Company utilizes discounted cash flow models using outside assumptions to determine if an OTTI is warranted.

The Company’s CMBS portfolio had initial ratings of AA or higher and are diversified by property type and geographic location. The Company’s CMBS portfolio is primarily super senior and senior securities as opposed to mezzanine or below. Commercial real estate fundamentals have impacted most of the asset class and the Company has recognized OTTI when warranted. As of December 31, 2024, 100.0% of CMBS securities that were in an unrealized loss position for twelve months or longer were investment grade securities (BBB or better).

The Company’s RMBS portfolio primarily consists of residential mortgages to prime borrowers. As of December 31, 2024, 91.6% of the RMBS portfolio was invested in agency pass-through securities. All RMBS securities that were in an unrealized loss position for twelve months or longer as of December 31, 2024 were investment grade securities (BBB or better). Credit support for the RMBS holdings remains high.

As of December 31, 2024 and 2023, the Company had 3 5GI bonds with a carrying value of $7,733 and fair value of $7,149 and 4 5GI bonds with a carrying value of $9,199 and fair value of $8,808, respectively.

At December 31, 2024 and 2023, bonds with a carrying value of $8,035 and $8,080, respectively, were on deposit with various regulatory authorities as required by law.

The common stock portfolio is managed with the objective of capturing long-term capital gains with a moderate level of current income. The carrying value of the Company’s common stock portfolio totaled $425,477 and $348,981 as of December 31, 2024 and 2023, respectively.

(Continued)

28

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(5)	Investments (Continued)

Bonds and Stocks (Continued)

The Company had certain common stocks with a reported fair value lower than the cost of the investment as follows:

	Less than 12 months
	Fair value	Cost	Unrealized losses	Security count
December 31, 2024	$82,066	$93,397	$11,331	96
December 31, 2023	36,278	40,213	3,935	63

	12 months or greater
	Fair value	Cost	Unrealized losses	Security count
December 31, 2024	$26,691	$35,298	$8,607	14
December 31, 2023	29,810	38,315	8,505	25

Common stocks with unrealized losses at December 31, 2024 primarily represent highly diversified publicly traded common stocks that have positive outlooks for near-term future recovery.

The preferred stock portfolio is primarily made up of mandatory redeemable preferred stocks. The carrying value of the Company’s preferred stock portfolio totaled $91,795 and $107,417 as of December 31, 2024 and 2023, respectively.

The Company had certain preferred stocks with a reported fair value lower than the cost of the investment as follows:

	Less than 12 months
	Fair value	Cost	Unrealized losses	Security count
December 31, 2024	$10,376	$10,425	$49	2
December 31, 2023	8,988	9,055	67	4

	12 months or greater
	Fair value	Cost	Unrealized losses	Security count
December 31, 2024	$65,146	$69,600	$4,454	8
December 31, 2023	87,695	99,471	11,776	26

Preferred stocks with unrealized losses at December 31, 2024 primarily represent highly diversified preferred stocks that have positive outlooks for near-term future recovery.

Mortgage Loans

The Company underwrites commercial mortgages on general purpose income producing properties and the Company has defined its portfolio segment as the commercial mortgage loan portfolio in total with the class segments defined as office buildings, retail facilities, apartment, industrial and other properties. Geographic and property type diversification is also considered in analyzing investment opportunities, as well as property valuation and cash flow. The mortgage loan portfolio totaled $5,777,094 and $5,558,251 at December 31, 2024 and 2023, respectively.

All of the Company’s commercial mortgage loan investments are managed and serviced directly by an affiliate, Securian AM. The Company currently does not hold any condominium commercial mortgage loan, construction, mezzanine or land loan investments.

(Continued)

29

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(5)	Investments (Continued)

Mortgage Loans (Continued)

The Company participates in programs to sell a percentage of ownership of certain newly originated mortgage loans to third parties in order to diversify and mitigate risk. These transactions are accounted for as sales and the portion of each asset sold is legally isolated from the Company with no exposure of loss. Securian AM services the assets for the third party. Certain portions of mortgage loans totaling $59,155 and $107,917 were sold during 2024 and 2023, respectively.

The following table shows the composition of the Company’s commercial mortgage loan portfolio, net of valuation allowances, by class as of December 31:

	2024	2023
Industrial	$1,726,765	$1,674,323
Office buildings	841,478	844,131
Retail facilities	1,398,927	1,354,609
Apartment	1,553,323	1,450,291
Other	256,601	234,897
Total	$5,777,094	$5,558,251

If information is obtained on commercial mortgage loans that indicates a potential problem (likelihood of the borrower not being able to comply with the present loan repayment terms), the loan is placed on an internal surveillance list, which is routinely monitored by the Company. Among the criteria that would indicate a potential problem are: borrower bankruptcies, major tenant bankruptcies, loan relief/restructuring requests, delinquent tax payments, late payments, and vacancy rates.

A valuation allowance is established when it is probable that the Company will not be able to collect all amounts due under the contractual terms of the loan.

The following table provides a summary of the valuation allowance for the mortgage loan portfolio for the years ended December 31:

	2024	2023	2022
Balance at beginning of year	$3,714	$—	$—
Change in allowance	(3,714)	3,714	—
Balance at end of year	$—	$3,714	$—

As of December 31, 2024 and 2023, the Company had no delinquent mortgage loans.

The Company assesses the credit quality of its mortgage loan portfolio by reviewing the performance of its portfolio which includes evaluating its performing and nonperforming mortgage loans. Nonperforming mortgage loans include loans that are not performing to the contractual terms of the loan agreement. Nonperforming mortgage loans do not include restructured loans that are current with payments and thus are considered performing.

There was one restructured loan with a total carrying value of $8,593 in the office buildings class at December 31, 2024. For the year ended December 31, 2024, the Company recognized total interest income of $373. There were no restructured loans that subsequently defaulted during 2024. The Company did not have any outstanding commitments to lend additional funds to borrowers with restructured loans as of December 31, 2024.

For the year ended December 31, 2023, the Company did not have any material trouble debt restructurings.

As of December 31, 2024 and 2023, there were no nonperforming loans.

(Continued)

30

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(5)	Investments (Continued)

Alternative Investments

Alternative investments primarily consist of private equity funds and mezzanine debt funds. Alternative investments are diversified by type, general partner, vintage year, and geographic location – both domestic and international.

The Company’s composition of alternative investments by type were as follows:

	December 31, 2024		December 31, 2023
	Carrying	Percent	Carrying	Percent
	value	of total	value	of total
Alternative investments:
Private equity funds	$789,602	68.8%	$784,874	69.2%
Mezzanine debt funds	358,380	31.2%	349,489	30.8%
Total alternative investments	$1,147,982	100.0%	$1,134,363	100.0%

Net investment income for the years ended December 31 was as follows:

	2024	2023	2022
Bonds	$835,221	$749,815	$744,008
Common stocks – unaffiliated	15,574	22,309	14,580
Mortgage loans	230,739	207,275	196,966
Policy loans	41,788	31,431	23,494
Short-term investments	16,777	10,912	2,596
Derivative instruments	3,040	442	—
Other invested assets	76,417	127,599	148,675
	1,219,556	1,149,783	1,130,319
Amortization of IMR	(6,523)	(5,395)	(3,969)
Investment expenses	(85,586)	(99,038)	(87,715)
Total	$1,127,447	$1,045,350	$1,038,635

Gross due and accrued interest was $243,085 and $219,435 as of December 31, 2024 and 2023, respectively and non-admitted due and accrued income from bonds in default or 90 days past due and non-admitted was $11 and $550 in 2024 and 2023, respectively.

Cumulative paid-in-kind interest of $5,923 and $7,117 as of December 31, 2024 and 2023, respectively, was included in current principal balance of bonds on the statutory statements of admitted assets, liabilities and capital and surplus. There was no deferred interest as of December 31, 2024 and 2023.

(Continued)

31

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(5)	Investments (Continued)

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) for the years ended December 31 were as follows:

	2024	2023	2022
Bonds	$(22,294)	$(39,810)	$(109,627)
Common stocks – unaffiliated	12,554	15,572	32,665
Foreign currency exchange	(1,861)	(439)	(520)
Mortgage loans	(2,897)	—	—
Derivative instruments	240,922	(82,626)	(449,928)
Other invested assets	56,191	40,894	42,818
	282,615	(66,409)	(484,592)
Amount transferred to (from) the IMR, net of taxes	15,730	13,662	87,118
Income tax benefit (expense)	(47,105)	(21,653)	150,332
Total	$251,240	$(74,400)	$(247,142)

Gross realized gains (losses), on sales of bonds for the years ended December 31 were as follows:

	2024	2023	2022
Bonds:
Gross realized gains	$7,693	$1,964	$57,153
Gross realized losses	(29,987)	(19,482)	(150,921)

Proceeds from the sales of bonds amounted to $1,642,067, $836,207, and $1,704,029 for the years ended December 31, 2024, 2023 and 2022, respectively.

The Company did not recognize any wash sales on common stocks with a NAIC designation of 3 or below, or unrated for the years ended December 31, 2024, 2023 and 2022.

OTTI by asset type recognized in net realized capital gains (losses) for the years ended December 31 were as follows:

	2024	2023	2022
Bonds:
U.S. government securities	$—	$—	$264
Corporate securities	—	20,436	8,043
Asset-backed securities	—	—	913
CMBS	—	1,856	4,602
RMBS	—	—	2,037
Mortgage loans	2,897	—	—
Other invested assets	3,170	5,407	5,431
Total OTTI	$6,067	$27,699	$21,290

In relation to loan-backed and structured securities, the Company did not recognize any OTTI on the basis of the intent to sell during 2024, 2023 or 2022. In 2022, due to the transactions described in note 14 Reinsurance, the Company recognized $15,744 of intent to sell OTTI on March 31, 2022, $7,550 of which was related to loan-backed and structured securities, on investments identified to be transferred to the reinsurer upon closing. The Company did not recognize any OTTI on the basis of the inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis during 2024, 2023 or 2022.

(Continued)

32

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(5)	Investments (Continued)

Net Unrealized Investment Gains (Losses)

Changes in unrealized capital gains (losses) for the years ended December 31 were as follows:

	2024	2023	2022
Bonds	$—	$—	$(1,522)
Common stocks – unaffiliated	13,389	1,765	(102,929)
Common stocks – affiliated	32,787	(17,239)	4,588
Other invested assets	(7,902)	(49,025)	44,570
Derivative instruments	(37,130)	321,637	(403,777)
Other	(9,924)	(5,633)	(13,159)
Deferred tax asset (liability)	6,934	(59,297)	106,486
Total	$(1,846)	$192,208	$(365,743)

Cost and gross unrealized gains (losses) on unaffiliated common stocks at December 31 were as follows:

	2024	2023
Cost	$360,319	$297,212
Gross unrealized gains	85,096	64,209
Gross unrealized losses	(19,938)	(12,440)
Admitted asset value	$425,477	$348,981

(6)	Derivative Instruments

Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the OTC market. The Company currently enters into derivative transactions that do not qualify for hedge accounting, or in certain cases, elects not to utilize hedge accounting. The Company does not enter into speculative positions. Although certain transactions do not qualify for hedge accounting or the Company chooses not to utilize hedge accounting, they provide the Company with an assumed economic hedge, which is used as part of its strategy for certain identifiable and anticipated transactions. The Company uses a variety of derivatives including swaps, swaptions, futures, caps, floors, forwards and option contracts to manage the risk associated with changes in estimated fair values related to the Company’s financial assets and liabilities, to generate income and manage other risks due to the variable nature of the Company’s cash flows.

Freestanding derivatives are carried on the Company’s statutory statements of admitted assets, liabilities and capital and surplus within derivative instruments or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives and interest rate forwards or through the use of pricing models for OTC derivatives. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

(Continued)

33

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)

(in thousands)

(6)	Derivative Instruments (Continued)

The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk and equity market risk. The Company uses a variety of strategies to attempt to manage these risks. The following table presents the notional amount, estimated fair value, and primary underlying risk exposure of the Company’s derivative financial instruments held:

Primary		December 31, 2024			December 31, 2023
underlying			Fair value			Fair value
risk exposure	Instrument type	Notional amount	Assets	Liabilities	Notional amount	Assets	Liabilities
Interest rate	Interest rate
	futures	$180,618	$—	$—	$342,532	$—	$—
	forwards	415,000	—	32,300	692,000	6,724	21,739
Foreign currency	Foreign
	currency
	swaps	220,117	6,831	—	60,506	(510)	—
Equity market	Equity market
	futures	833,054	—	—	799,185	—	—
	options	19,971,150	993,521	510,443	16,402,063	949,105	505,554
Total derivatives		$21,619,939	$1,000,352	$542,743	$18,296,286	$955,319	$527,293

The majority of the freestanding derivatives utilized by the Company are for specific economic hedging programs related to various annuity and life insurance product liabilities that have market risk. Management considers the sales growth of products and the volatility in the markets in assessing the trading activity for these programs.

Interest rate futures are used by the Company to manage duration in certain portfolios within the general account of the Company. In exchange traded interest rate futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate futures are used primarily to economically hedge mismatches between the duration of the assets in a portfolio and the duration of liabilities supported by those assets, to economically hedge against changes in value of securities the Company owns or anticipates acquiring, and to economically hedge against changes in interest rates on anticipated liability issuances. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or economically hedge existing interest rate risk.

Interest rate forwards are used by the Company to economically hedge interest rate risks primarily associated with secondary guarantees on variable annuities. An interest rate forward is an agreement between two parties to exchange a future settlement based upon a predetermined notional amount and forward interest rate.

Foreign currency swaps are used by the Company to offset foreign currency exposure on interest and principal payments of bonds denominated in a foreign currency. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specific intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party.

Foreign currency forwards are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency in the specified future date.

(Continued)

34

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(6)	Derivative Instruments (Continued)

Equity futures include exchange-traded equity futures as well as VIX futures. VIX futures are used by the Company to reduce the variance of its portfolio of equity assets. The VIX is the index of the implied volatility of the index options and represents the expected stock market volatility over the next 30 day period. In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to economically hedge liabilities embedded in certain variable annuity products and certain equity indexed life products offered by the Company.

Equity options are used by the Company to economically hedge certain risks associated with fixed indexed annuity and indexed universal life products that allow the holder to elect an interest rate return or a market component, where interest credited to the contracts is linked to the performance of an index. Certain contractholders may elect to rebalance index options at renewal dates. As of each renewal date, the Company has the opportunity to re-price the indexed component by establishing participation rates, caps, spreads and specified rates, subject to contractual guarantees. The Company purchases equity options that are intended to be highly correlated to the portfolio allocation decisions of the contract holders with respect to returns for the current reset period.

Equity options are also used by the Company to economically hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To economically hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to economically hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options.

The following tables present the amount and location of gains (losses) recognized on the statutory statements of operations and capital and surplus from derivatives:

	2024
			Net change in
	Net realized gains	Net investment	unrealized capital
	(losses)	income	gains and losses
Interest rate futures	$(3,971)	$—	$(5,731)
Interest rate forwards	(43,105)	—	(17,286)
Foreign currency swaps	—	3,040	7,271
Equity futures	47,931	—	(4,726)
Equity options	240,067	—	(16,658)
Total gains (losses) recognized from derivatives	$240,922	$3,040	$(37,130)

	2023
			Net change in
	Net realized gains	Net investment	unrealized capital
	(losses)	income	gains and losses
Interest rate futures	$(84,107)	$—	$5,914
Interest rate forwards	—	—	62,949
Foreign currency swaps	—	442	(552)
Foreign currency forwards	(10,551)	—	12,867
Equity futures	13,876	—	(3,039)
Equity options	(1,844)	—	243,498
Total gains (losses) recognized from derivatives	$(82,626)	$442	$321,637

(Continued)

35

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(6)	Derivative Instruments (Continued)

The following tables present the amount and location of gains (losses) recognized on the statutory statements of operations and capital and surplus from derivatives (Continued):

	2022
			Net change in
	Net realized gains	Net investment	unrealized capital
	(losses)	income	gains and losses
Interest rate futures	$(278,285)	$—	$5,285
Interest rate forwards	—	—	(77,963)
Foreign currency forwards	—	—	(12,867)
Equity futures	(10,263)	—	1,965
Equity options	(161,380)	—	(320,197)
Total gains (losses) recognized from derivatives	$(449,928)	$—	$(403,777)

The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company’s derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

The Company manages its credit risk related to OTC derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are purchased through regulated exchanges, and positions are settled on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. The Company’s collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting arrangements, to pledge collateral when the fair value of that counterparty’s derivatives reaches a predetermined threshold. The Company received collateral from OTC counterparties in the amount of $476,689 and $457,323 at December 31, 2024 and 2023, respectively. Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the statutory statements of admitted assets, liabilities and capital and surplus. Credit agreements with counterparties permit the Company to sell or re-pledge this collateral; at December 31, 2024 and 2023, none of the collateral had been sold or re-pledged. The Company delivered collateral to OTC counterparties in the form of fixed maturity securities with a carrying value of $10,440 and cash collateral of $4,182 at December 31, 2024. The Company delivered collateral to OTC counterparties in the form of fixed maturity securities with a carrying value of $14,252 and cash collateral of $31 at December 31, 2023. The Company delivered collateral for futures contracts in the form of fixed maturity securities with the carrying value of $64,855 and $64,876 at December 31, 2024 and 2023, respectively. Securities collateral pledged by the Company is reported in bonds on the statutory statements of admitted assets, liabilities and capital and surplus. Cash collateral pledged is reported as a receivable in other invested assets on the statutory statements of admitted assets, liabilities and capital and surplus.

(Continued)

36

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(7)	Separate Accounts

Separate account assets represent segregated funds administered by an unaffiliated asset management firm. These segregated funds are invested by both an unaffiliated asset management firm and an affiliate of the Company for the exclusive benefit of the Company’s pension, variable annuity and variable life insurance policyholders and contractholders.

The Company has no indexed separate accounts. Business relating to non-indexed separate accounts with minimum death benefits, in which an additional reserve is held in the Company’s general account, is included in the non-guaranteed column below.

Information regarding the separate accounts of the Company was as follows:

Non-indexed
	guarantee less	Non-indexed
	than / equal to	guarantee	Non-
	4%	more than 4%	guaranteed	Total
Premiums, considerations or deposits for year ended December 31, 2024	$—	$—	$6,024,739	$6,024,739

Non-indexed
	guarantee less	Non-indexed
	than / equal to	guarantee	Non-
	4%	more than 4%	guaranteed	Total
Reserves at December 31, 2024
For accounts with assets at:
Fair value	$301,304	$—	$28,902,113	$29,203,417

	Non-indexed
	guarantee less	Non-indexed
	than / equal to	guarantee	Non-
	4%	more than 4%	guaranteed	Total
Reserves at December 31, 2024
By withdrawal characteristics:
With fair value adjustment	$252,909	$—	$—	$252,909
At fair value	21,826	—	28,888,174	28,910,000
Not subject to discretionary withdrawal	26,569	—	13,939	40,508
Total	$301,304	$—	$28,902,113	$29,203,417

The Company also has no separate accounts, which would be disclosed by withdrawal characteristics, at book value without market value adjustments and with surrender charges.

(Continued)

37

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(7)	Separate Accounts (Continued)

Reconciliation of net transfer to (from) separate accounts:

2024
Transfers as reported in the summary of operations of the Annual Statement of the Separate Accounts:
Transfers to separate accounts	$6,024,739
Transfers from separate accounts	(10,266,911)
Net transfers to (from) separate accounts	(4,242,172)
Reconciling adjustments:
Investment expenses and other activity not included in transfers out in Annual Statement of the Separate Accounts	(51,303)
Transfer included on Line 8.1 of the Life, Accident & Health Annual Statement	2,532,606
Fees associated with charges for investment management and contract guarantees	(79,598)
Total reconciling adjustments	2,401,705
Total transfers reported in the statutory statements of operations	$(1,840,467)

(8)	Federal Income Taxes

Federal income tax expense (benefit) varies from amounts computed by applying the federal income tax rate of 21% to the gain from operations before federal income taxes. The reasons for this difference and the tax effects thereof for the years ended December 31 were as follows

	2024	2023	2022
Provision computed at statutory rate	$6,005	$(47,627)	$(50,461)
IMR amortization	1,370	1,133	9,592
Net gain (loss) on reinsurance	(15,303)	8,222	89,357
Dividends received deduction	(22,934)	(33,196)	(38,751)
Tax credits	(23,286)	(24,005)	(17,163)
Non-admitted assets	—	(2,893)	(3,051)
Change in valuation allowance	(188,000)	(69,000)	100,000
Expense adjustments and other	3,786	(1,456)	(1,030)
Total tax	$(238,362)	$(168,822)	$88,493
Federal income tax expense (benefit)	$(48,987)	$(85,731)	$93,024
Tax on capital gains/losses	47,105	21,653	(150,332)
Change in net deferred income taxes	(236,480)	(104,744)	145,801
Total statutory income taxes	$(238,362)	$(168,822)	$88,493

(Continued)

38

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(8)	Federal Income Taxes (Continued)

The components of income tax expense (benefit) for the years ended December 31 were as follows:

	2024	2023	2022
Tax on income	$(25,422)	$(61,516)	$112,367
Tax credits	(23,286)	(24,005)	(17,163)
Tax on capital gains/losses	47,105	21,653	(150,332)
Other taxes	(279)	(210)	(2,180)
Total income tax expense	$(1,882)	$(64,078)	$(57,308)

The components of the net deferred tax asset as of December 31 were as follows:

December 31, 2024	Ordinary	Capital	Total
Gross deferred tax assets	$510,766	$24,796	$535,562
Deferred tax assets non-admitted	(121,578)	—	(121,578)
	389,188	24,796	413,984
Deferred tax liabilities	(113,446)	(99,817)	(213,263)
Net admitted deferred tax asset	$275,742	$(75,021)	$200,721

December 31, 2023	Ordinary	Capital	Total
Gross deferred tax assets	$259,280	$99,436	$358,716
Deferred tax assets non-admitted	—	—	—
	259,280	99,436	358,716
Deferred tax liabilities	(118,026)	(169,820)	(287,846)
Net admitted deferred tax asset	$141,254	$(70,384)	$70,870

	Change ordinary	Change capital	Change total
Gross deferred tax assets	$251,486	$(74,640)	$176,846
Deferred tax assets non-admitted	(121,578)	—	(121,578)
	129,908	(74,640)	55,268
Deferred tax liabilities	4,580	70,003	74,583
Net admitted deferred tax asset	$134,488	$(4,637)	$129,851

(Continued)

39

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(8)	Federal Income Taxes (Continued)

The amounts of adjusted gross deferred tax assets admitted as of December 31 were as follows:

December 31, 2024	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized within three years	187,822	12,899	200,721
Adjusted gross deferred tax assets offset by gross deferred tax liabilities	201,366	11,897	213,263
Deferred tax assets admitted	$389,188	$24,796	$413,984

The adjusted gross deferred tax asset allowed per limitation threshold as of December 31, 2024 was $200,721.

December 31, 2023	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized within three years	134,179	82,314	216,494
Adjusted gross deferred tax assets offset by gross deferred tax liabilities	125,100	17,122	142,222
Deferred tax assets admitted	$259,279	$99,436	$358,716

The adjusted gross deferred tax asset allowed per limitation threshold as of December 31, 2023 was $216,385.

The ratio percentages used to determine the recovery period and threshold limitation amounts and the amount of adjusted capital and surplus used to determine recovery period and threshold limitation as of December 31 were as follows:

	2024	2023
Ratio percentage	962%	931%
Capital and surplus used	$3,799,587	$3,313,720

As of December 31, 2024 and 2023, the availability of tax planning strategies resulted in no change to the Company's adjusted gross deferred tax assets and net admitted deferred tax assets.

The Company did not use any reinsurance tax planning strategies.

(Continued)

40

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(8)	Federal Income Taxes (Continued)

The tax effects of temporary differences that give rise to the Company’s net deferred federal tax asset as of December 31 were as follows:

	2024	2023
Deferred tax assets:
Ordinary:
Policyholder liabilities	$186,775	$150,941
Deferred acquisition costs	195,891	185,249
Pension and postretirement benefits	37,867	24,651
Non-admitted assets	45,334	45,334
Net operating loss carry-forward	—	2,866
Other	44,899	38,239
Gross ordinary deferred tax assets	510,766	447,280
Valuation allowance	—	(188,000)
Non-admitted ordinary deferred tax assets	(121,578)	—
Admitted ordinary deferred tax asset	389,188	259,280
Capital:
Investments	24,796	99,436
Net unrealized capital losses	—	—
Gross capital deferred tax assets	24,796	99,436
Non-admitted capital deferred tax assets	—	—
Admitted capital deferred tax asset	24,796	99,436
Admitted deferred tax assets	413,984	358,716
Deferred tax liabilities:
Ordinary:
Investments	16,730	14,021
Fixed assets	8,145	8,429
Policyholder liabilities	7,329	14,389
Computer software	6,970	8,379
Other	74,272	72,808
Gross ordinary deferred tax liabilities	113,446	118,026
Capital:
Investments	162	2,781
Net unrealized capital gains	99,655	167,039
Gross capital deferred tax liabilities	99,817	169,820
Gross deferred tax liabilities	213,263	287,846
Net deferred tax asset	$200,721	$70,870

(Continued)

41

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(8)	Federal Income Taxes (Continued)

As of December 31, 2024, management determined that no valuation allowance was required. As of December 31, 2023, management determined that a valuation allowance for those gross deferred tax items based on managements' assessment that it is more likely than not that these deferred tax items will not be realized through future reversals of existing taxable temporary differences and future taxable income. There are no differences for which deferred tax liabilities are not recognized.

The change in net deferred income taxes is comprised of the following:

	2024	2023	Change
Total deferred tax assets	$535,562	$358,716	$176,846
Total deferred tax liabilities	(213,263)	(287,846)	74,583
Change in net deferred income tax	$322,299	$70,870	251,429
Tax effect of deferred tax asset / deferred tax liability on unrealized capital gains (losses)			(6,934)
Tax effect of deferred tax asset on liability for pension benefits			501
Tax effect of change in gain from reinsurance			(8,516)
Net change in deferred income tax			236,480
Release of valuation allowance			(188,000)
Change in net deferred income tax asset			$48,480

As of December 31, 2024, the Company had no net operating loss carryforwards, capital loss carryforwards or tax credit carryforwards. Total capital income taxes incurred in the current and prior years of $68,757 are available for recovery in the event of future net losses.

No aggregate deposits were reported as admitted assets under Section 6603 of the IRS Code as of December 31, 2024.

A reconciliation of the beginning and ending balances of unrecognized tax benefits are as follows:

	2024	2023
Balance at beginning of year	$2,268	$1,941
Additions based on tax positions related to current year	450	549
Reductions for tax positions of prior years	(664)	(222)
Balance at end of year	$2,054	$2,268

Included in the balance of unrecognized tax benefits at December 31, 2024 are potential benefits of $2,054 that, if recognized, would affect the effective tax rate on income from operations.

As of December 31, 2024, accrued interest and penalties of $165 are recorded as current income tax liabilities on the statutory statements of admitted assets, liabilities and capital and surplus and $32 is recognized as a current income tax expense on the statutory statements of operations.

At December 31, 2024, the Company does not expect a significant increase in tax contingencies within the next 12 months.

The Company is a non-applicable reporting entity for the purposes of the Corporate Alternative Minimum Tax for the reporting period ending December 31, 2024.

All tax years through 2020 are closed. The IRS has not stated an intention to audit the Company's 2021, 2022 or 2023 consolidated tax return.

(Continued)

42

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(9)	Related Party Transactions

The Company has investment advisory agreements with an affiliate, Securian AM. Under these agreements, the Company pays quarterly investment management fees based on total assets managed. Investment management fees paid by the Company were $33,423, $33,841 and $35,223 in 2024, 2023 and 2022, respectively. As of December 31, 2024 and 2023, the amount due to Securian AM under these agreements was $8,756 and $8,583, respectively.

The Company also has an agreement with SFS, an affiliated broker-dealer. Under this agreement, SFS was the distributor of the Company’s fixed and variable annuity, variable life and certain life and annuity indexed products through a majority of 2023 and SFS remains the distributor of the Company’s variable life and annuity products. Fees paid by the Company for the performance of compliance functions for these products totaled $5,211, $1,628 and $1,537 for the years ended December 31, 2024, 2023 and 2022, respectively. The Company also recognized commission expense of $98,607, $98,286 and $116,024 for the years ended December 31, 2024, 2023 and 2022, respectively. The Company recognized commissions payable to SFS in the amounts of $6,348 and $4,142 at December 31, 2024 and 2023, respectively.

Under an assignment agreement with SFS, 12(b)-1 fees from the affiliated Securian Funds Trust Funds and the Waddell & Reed Target Portfolios are transferred to the Company. For the years ended December 31, 2024, 2023 and 2022, the amounts transferred were $14,503, $13,653 and $15,839, respectively, and is included in other income in the statements of operations.

The Company has agreements with its affiliates for expenses including allocations for occupancy costs, data processing, employee compensation, advertising and promotion, and other administrative expenses, which the Company incurs on behalf of its affiliates. At December 31, 2024 and 2023, the amount payable to the Company was $65,112 and $49,452, respectively. The amount of expenses incurred by and reimbursed to the Company for the years ended December 31, 2024, 2023 and 2022 were $182,082, $211,606 and $139,343, respectively. In addition, the Company has an agreement with SFG for employee compensation related expenses which SFG incurs on behalf of the Company. The amount of expenses incurred by and reimbursed to SFG by the Company for the year ended December 31, 2024, 2023 and 2022 was $26,399, $14,738 and $39,364, respectively, and the amount payable to SFG at December 31, 2024 and 2023 was $15,497 and $15,288, respectively. Settlements are made quarterly.

The Company has two group variable universal life and other individual universal life policies with SFG. The Company received premiums of $0, $2,616 and $3,165 in 2024, 2023 and 2022, respectively, for these policies. The Company paid claims totaling $0, $6,120, and $3,165 in 2024, 2023, and 2022, respectively. As of December 31, 2024 and 2023, reserves held under these policies were $125,273 and $115,853, respectively.

Allied provides its customers with certain insurance coverage that is underwritten by the Company. The Company paid commissions related to these policies in the amount of $6,059, $11,766 and $9,506 in 2024, 2023 and 2022, respectively.

The Company has an agreement with Securian Life, whereby the Company may issue an individual life policy to certain individuals converting from a group life insurance policy issued by Securian Life or Securian Life may issue an individual life policy to certain individuals converting from a group life insurance policy issued by the Company. Upon issuance of the individual life policy, the Company either receives from or pays to Securian Life a conversion charge. For the years ended December 31, 2024, 2023 and 2022, the Company recognized $318, $1,191 and $133, respectively of net income from conversions. The amount receivable from Securian Life at December 31, 2024 and 2023 was $55 and $203, respectively. These amounts are settled quarterly.

The Company has an agreement with Securian Life, whereby Securian Life assigns the rights to its profit commission from unrelated third party reinsurers based on its underlying mortality experience to the Company in exchange for a fixed percentage allowance based on the premium reinsured. Under this agreement, which is settled quarterly, the Company recognized expenses of $7,569, $13,628 and $24,986 recorded in general insurance expenses and taxes on the statutory statements of operations for the years ended December 31, 2024, 2023 and 2022, respectively, and the amount due to (from) Securian Life at December 31, 2024 and 2023 was $(1,248) and $2,128, respectively. Depending on Securian Life’s mortality experience in any given year, the fixed percentage allowance paid by the Company can be favorable or unfavorable in relation to the profit commission Securian Life has forgone from the unrelated third party reinsurer and assigned to the Company.

The Company sells a percentage of ownership of newly originated mortgage loans to Securian Life. For the years ended December 31, 2024 and 2023, the Company sold $59,155 and $51,850, respectively, of mortgage loans to Securian Life.

(Continued)

43

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(9)	Related Party Transactions (Continued)

The Company has a reinsurance agreement with Securian Life, whereby the Company assumes certain Group business from Securian Life. Activity is settled monthly. As of December 31, the Company recognized the following amounts on the statutory statements of admitted assets, liabilities and capital and surplus related to this agreement with Securian Life:

	2024	2023
Admitted assets:
Premiums deferred and uncollected	$169,622	$132,364
Total assets	$169,622	$132,364

Liabilities
Policy reserves:
Life insurance	$121,208	$111,590
Accident and health	2,672	2,736
Policy claims in process of settlement	326,624	277,437
Other policy liabilities	286	293
Accrued commissions and expenses	16,775	10,778
Total liabilities	$467,565	$402,834

For the years ending December 31, the Company recognized the following activity, before federal income tax expense (benefit), related to this agreement within the following line items of the statutory statements of operations:

	2024	2023	2022
Revenues:
Premiums	$1,044,532	$880,554	$799,186
Total revenues	1,044,532	880,554	799,186
Benefits and expenses:
Policyholder benefits	901,602	796,124	753,871
Commission expense	106,566	75,470	68,882
Total benefits and expenses	1,008,168	871,594	822,753
Net income (loss)	$36,364	$8,960	$(23,567)

Effective October 1, 2020, the Company entered into a reinsurance agreement with 1880 Reinsurance Company (1880 Re), a wholly owned subsidiary of SFG, whereby 1880 Re assumes certain Group business from the Company. Activity is settled quarterly. The Company recaptured this reinsurance agreement effective October 1, 2023.

For the year ending December 31, the Company recognized the following activity, before federal income tax expense (benefit), related to this agreement within the following line items of the statutory statements of operations:

	2023	2022
Revenues:
Premiums	$(146,500)	$(198,665)
Commission expense	5,415	7,362
Other income	(432)	(550)
Total revenues	$(141,517)	$(191,853)

Benefits and expenses:
Policyholder benefits	(127,853)	(177,100)
Increase (decrease) in policy reserves	441	(5,759)
Total benefits and expenses	(127,412)	(182,859)
Net income (loss)	$(14,105)	$(8,994)

(Continued)

44

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(10) Liability for Unpaid Accident and Health Claims and Claim Adjustment Expenses

Activity in the liability for unpaid accident and health claims and claim adjustment expenses, which is included within accident and health policy reserves and policy claims in process of settlement on the statutory statements of admitted assets, liabilities and capital and surplus, is summarized as follows:

	2024	2023	2022
Balance at January 1	$576,713	$617,903	$620,649
Less: reinsurance recoverable	443,745	480,886	486,085
Net balance at January 1	132,968	137,017	134,564
Incurred related to:
Current year	142,283	144,003	142,918
Prior years	(17,827)	(11,141)	(16,305)
Total incurred	124,456	132,862	126,613
Paid related to:
Current year	62,020	64,632	56,983
Prior years	71,641	72,279	67,177
Total paid	133,661	136,911	124,160
Net balance at December 31	123,763	132,968	137,017
Plus: reinsurance recoverable	414,154	443,745	480,886
Balance at December 31	$537,917	$576,713	$617,903

The liability for unpaid accident and health claim adjustment expenses as of December 31, 2024 and 2023 was $2,593 and $2,713, respectively, and is included in the table above.

As a result of changes in estimates of claims incurred in prior years, the accident and health claims and claim adjustment expenses incurred decreased $17,827, $11,141, $16,305 in 2024, 2023 and 2022, respectively. The changes in amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims and claim adjustment expenses.

The Company incurred $2,467 and paid $2,587 of claim adjustment expenses in the current year, of which $861 of the paid amount was attributable to insured and covered events of prior years.

(11) Business Combinations and Goodwill

Aggregate goodwill related to acquisitions made in prior years was $0 and $6,220 as of December 31, 2024 and 2023, respectively, and is included in other invested assets on the statutory statements of assets, liabilities and capital and surplus. Goodwill amortization was $6,220, $6,221 and $6,221 for the years ended December 31, 2024, 2023 and 2022, respectively.

(12) Pension Plans and Other Retirement Plans

Pension and Other Postretirement Plans

The Company had a non-qualified non-contributory defined benefit retirement plan covering certain former agents. Benefits are based upon years of participation and the agent's adjusted annual compensation.

Prior to 2024, the Company also had a postretirement plan that provided certain health care and life insurance benefits to certain former agents. Eligibility was determined by age at retirement and years of service. Health care premiums were shared with retirees, and other cost-sharing features included deductibles and co-payments. Due to curtailment and subsequent settlement events during 2023 related to SFG’s sale of its retail wealth business, including certain agents, the benefit obligations for other benefit plans were reduced by $3,506.

(Continued)

45

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(12) Pension Plans and Other Retirement Plans (Continued)

Pension and Other Postretirement Plans (Continued)

The change in the benefit obligation and plan assets for the Company’s plans as of December 31 was calculated as follows:

	Pension benefits		Other benefits
	2024	2023	2024	2023
Change in benefit obligation:
Benefit obligation at beginning of year	$39,362	$38,342	$—	$3,528
Service cost	—	—	—	76
Interest cost	1,374	2,094	—	181
Actuarial loss	(2,387)	1,714	—	(118)
Benefits paid	(1,946)	(2,788)	—	(161)
Curtailments, settlements and other	(10,063)	—	—	(3,506)
Benefit obligation at end of year	$26,340	$39,362	$—	$—

Change in plan assets:
Fair value of plan assets at beginning of year	$54,555	$52,989	$—	$—
Actual return on plan assets	—	1,566	—	—
Employer contribution	1,946	2,788	—	161
Benefits paid	(1,946)	(2,788)	—	(161)
Curtailments, settlements and other	(54,555)	—	—	—
Fair value of plan assets at end of year	$—	$54,555	$—	$—

Funded status	$(26,340)	$15,193	$—	$—

Assets:
Prepaid plans assets	$—	$17,229	$—	$—
Overfunded plan assets	—	(2,036)	—	—
Total assets	—	15,193	—	—
Liabilities recognized:
Accrued benefit costs	(26,691)	—	—	—
Liability for benefits	351	—	—	—
Total liabilities recognized	$(26,340)	—	$—	$—

Unrecognized liabilities	$—	$(15,193)	$—	$—

(Continued)

46

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(12) Pension Plans and Other Retirement Plans (Continued)

Pension and Other Postretirement Plans (Continued)

	Pension benefits		Other benefits
	2024	2023	2024	2023
Weighted average assumptions used to determine benefit obligations:
Discount rate	5.60%	5.14%	N/A	N/A
Rate of compensation increase	N/A	N/A	N/A	N/A
Weighted average assumptions used to determine net periodic benefit costs:
Expected long-term return on plan assets	N/A	3.50%	N/A	N/A
Discount rate	5.14%	5.42%	N/A	5.42%
Components of net periodic benefit costs:
Service cost	$—	$—	$—	$76
Interest cost	1,374	2,094	—	180
Expected return on plan assets	—	(1,787)	—	—
Amount of recognized actuarial loss (gain)	—	(1)	—	(349)
Loss due to settlement	—	—	—	(6,636)
Net periodic benefit cost	$1,374	$306	$—	$(6,729)
Amounts in unassigned surplus recognized as components of net periodic benefit costs:
Items not yet recognized as a component of net periodic benefit cost – prior year	$2,036	$99	$—	$(3,361)
Net loss arising during the period	(2,387)	1,936	—	(3,624)
Net gain (loss) recognized	—	1	—	6,985
Items not yet recognized as a component of net periodic benefit cost – current year	$(351)	$2,036	$—	$—
Amounts in unassigned surplus expected to be recognized in the next fiscal year as components of net periodic benefit cost:
Net prior service cost (credit)	$—	$—	$—	$—
Net recognized (gains) losses	—	—	—	—
Accumulated benefit obligation	$26,340	$39,362	$—	$—

(Continued)

47

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(12) Pension Plans and Other Retirement Plans (Continued)

Pension and Other Postretirement Plans (Continued)

The Company updated its assumptions as of December 31, 2024 and December 31, 2023 with respect to its pension and postretirement benefit obligations after a review of plan experience and economic conditions. The impacts related to assumption changes are a component of the net actuarial gain (loss).

Estimated future benefit payments for pension benefits:

Pension benefits
2025	$2,333
2026	2,300
2027	2,315
2028	2,318
2029	2,239
2030-2034	10,062

The assumptions presented herein are based on pertinent information available to management as of December 31, 2024 and 2023. Actual results could differ from those estimates and assumptions

Historical rates of return for individual asset classes and future estimated returns are used to develop expected rates of return. These rates of return are applied to the plan’s investment policy to determine a range of expected returns. The expected long-term rate of return on plan assets is selected from this range.

During 2024 administration of the plan was transitioned to an outside third party. As part of the transition, the annuity contract that previously supported the plan was surrendered from the plan. The Company’s non-contributory defined benefit plan’s assets were allocated 100% to the insurance company general account at December 31, 2023. The insurance company general account represents assets held with the general account of the Company. These assets principally consist of bonds, commercial mortgage loans and common stocks.

In accordance with authoritative accounting guidance, the Company groups pension and other postretirement plans financial assets and financial liabilities into a three-level hierarchy for valuation techniques used to measure their fair value based on whether the valuation inputs are observable or unobservable. Refer to note 4 Fair Value of Financial Instruments for further discussion on these levels.

The following table summarizes the Company’s pension benefit plans’ financial assets measured at fair value:

December 31, 2023	Level 1	Level 2	Level 3	Total
Insurance company general account	$—	$—	$54,555	$54,555

Insurance company general account

Deposits in the insurance company general account are stated at cost plus accrued interest, which represents fair value. These assets principally consist of fixed maturity securities, commercial mortgage loans and equity securities are classified as Level 3.

(Continued)

48

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(12) Pension Plans and Other Retirement Plans (Continued)

Profit Sharing Plans

The Company also had a profit sharing plan covering substantially all former agents. The plan was terminated in 2024. The Company’s contribution is made as a certain percentage based on voluntary contribution rate and applied to each eligible agent’s annual contribution. The Company recognized contributions to the plan during 2023 and 2022 of $960 and $1,391, respectively.

(13) Capital and Surplus and Dividends

During the year ended December 31, 2024, the Company declared and paid dividends to SFG consisting of common stock in the amount of $5,000. During the year ended December 31, 2023, the Company declared and paid dividends to SFG consisting of common stock in the amount of $4,993 and cash of $100,000.

Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus or the statutory net gain from operations as of the preceding year-end, as well as the timing and amount of dividends paid in the preceding 12 months, without prior approval from the Minnesota Department of Commerce. Based on these limitations and 2024 statutory results, the maximum amount available for the payment of dividends during 2025 by Minnesota Life Insurance Company without prior regulatory approval is $330,823.

For the year ended December 31, 2024, there was a capital contribution of cash in the amount of $30,000 received from SFG. For the year ended December 31, 2023, there was a capital contribution of cash in the amount of $250,000 received from SFG. For the year ended December 31, 2022, there was no capital contribution from SFG to the Company.

Other than noted above, there are no restrictions placed on the Company’s unassigned surplus, including for whom the surplus is being held.

The Company is required to meet certain minimum risk-based capital (RBC) requirements, which are imposed by the respective state of domicile. The formulas within the RBC calculation were developed by the NAIC. The RBC requirements were designed to monitor capital adequacy and to raise the level of protection for policyholders. Companies that have an RBC ratio below certain trigger points are required to take specified corrective action. The Company exceeded the minimum RBC requirements for the years ended December 31, 2024 and 2023.

(14) Reinsurance

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible. At December 31, 2024 and 2023, policy reserves are reflected net of reinsurance ceded of $4,570,924 and $4,846,835, respectively.

Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

The effect of reinsurance on premiums and annuity considerations for the years ended December 31 was as follows:

	2024	2023	2022
Direct premiums and annuity considerations	$7,624,477	$8,050,495	$8,758,869
Reinsurance assumed	1,077,158	909,165	825,119
Reinsurance ceded	(3,861,001)	(4,623,908)	(5,559,439)
Total premiums and annuity considerations	$4,840,634	$4,335,752	$4,024,549

The Company has a reinsurance agreement with Securian Life and had a reinsurance agreement with 1880 Re as discussed in detail in note 9 Related Party Transactions which are included in the reinsurance assumed and ceded information above, respectively.

(Continued)

49

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(14) Reinsurance (Continued)

The Company had an Aggregate Stop Loss reinsurance program, in conjunction with Securian Life with a 125% Loss Ratio attachment point and $110 million of available coverage capacity, through January 1, 2024. No reinsurance credit has been recorded for this program for the years ended December 31, 2024, 2023 and 2022.

Reinsurance recoveries on ceded reinsurance contracts were $1,476,614, $1,694,080 and $1,724,911 during 2024, 2023 and 2022, respectively.

During 2022, the Company closed transactions to reinsure several closed blocks of individual life and individual annuity products and certain non-affiliated group annuity contracts (collectively “the Transactions”). The Transactions included coinsurance and modified coinsurance structures with certain of the counterparties’ reinsurance obligations secured via a trust established for the benefit of the Company. Closing of the Transactions resulted in an initial reinsurance ceded premium of $3,635,130, ceding commission of $498,500 recorded in other income and net realized losses on transferred assets of $78,533 before taxes and transfers to IMR recorded on the statements of operations and capital and surplus, and $3,072,525 of non-cash investing activities excluded from the statutory statements of cash flows related to transferred investments. The initial reinsurance gain of $422,108 from the Transactions was deferred to surplus via general insurance expenses and taxes and presented in other, net in the statements of operations and capital and surplus. At December 31, 2023 $21,373,602 of separate account assets and liabilities associated with the Transactions were reinsured under modified coinsurance.

(15) Commitments and Contingencies

The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will likely not have a material adverse effect on operations or the financial position of the Company.

The Company has long-term commitments to fund alternative investments and real estate investments totaling $488,564 as of December 31, 2024. The Company estimates that $195,000 of these commitments will be invested in 2025, with the remaining $293,564 invested over the next four years.

As of December 31, 2024, the Company had committed to originate mortgage loans totaling $249,895 but had not completed the originations.

As of December 31, 2024, the Company had committed to purchase bonds totaling $86,832 but had not completed the purchase transactions.

The Company has 100% coinsurance agreements for its individual disability line, certain closed blocks of individual life and individual annuity products and certain non-affiliated group annuity contracts. Under the terms of these agreements, assets supporting the reserves transferred to the reinsurers are held under trust agreements for the benefit of the Company in the event that the reinsurers are unable to perform their obligations. At December 31, 2024 and 2023, the assets held in trust were $3,300,526 and $3,687,287, respectively. These assets are not reflected in the accompanying statements of admitted assets, liabilities and capital and surplus.

In connection with the dissolution of MIMLIC Life Insurance Company, the Company has agreed to guarantee all obligations and liabilities of MIMLIC Life Insurance Company that arise in the normal course of business. Management does not consider an accrual necessary relating to this guarantee.

(Continued)

50

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(15) Commitments and Contingencies (Continued)

The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 2024 and 2023, this liability was $(89) and $133, respectively. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $8,480 and $2,353 as of December 31, 2024 and 2023, respectively. These assets are being amortized over a five-year period.

(16) Leases

The Company leases space in downtown St. Paul to unaffiliated companies. Commitments to the Company from these agreements are as follows: 2025, $1,415; 2026, $1,234; 2027, $1,159; 2028, $1,054; 2029, $992. Income from these leases was $2,065, $2,621 and $2,335 for the years ended December 31, 2024, 2023 and 2022, respectively, and is reported in net investment income on the statutory statements of operations.

(17) Borrowed Money

The Company has entered into a membership agreement with the FHLB, providing an efficient way to set up a borrowing facility with access to low cost funding. The total borrowing capacity is dependent on the amount and type of Company assets. As of December 31, 2024, the Company had no outstanding borrowings recorded in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus. Interest rates are determined at the reset date and ranged from 5.50% to 5.52% during 2024. The Company paid $477, $8,091 and $2,345 in interest in 2024, 2023 and 2022, respectively, and no accrued interest at December 31, 2024 and 2023, respectively, which are recorded in other liabilities and accrued commissions and expenses, respectively, on the statutory statements of admitted assets, liabilities and capital and surplus. During 2024 and 2023, the maximum amount borrowed from the FHLB was $750,000 and $170,000, respectively.

The Company pledged general account bonds and mortgage loans with a carrying value and fair value of $2,835,168 and $2,505,256, respectively, as collateral for FHLB borrowings as of December 31, 2024. At that time, the Company had the capacity for either long-term or short-term borrowings of approximately $2,026,959 without pledging additional collateral. If the fair value of the pledged collateral falls below the required collateral for the outstanding borrowed amount, the Company is required to pledge additional collateral. The carrying value and fair value of the maximum amount of general account collateral pledged to the FHLB during 2024 was $2,897,156 and $2,649,963, respectively.

Through its membership, the Company has issued funding agreements to the FHLB and utilized the funds for spread lending purposes. As of December 31, 2024, the Company had $200,000 of funding agreements which are subject to prepayment obligations reported within other policy liabilities on the statutory statements of admitted assets, liabilities, and capital and surplus.

As of December 31, 2024 and 2023, the Company held FHLB Class A membership stock of $10,000. The FHLB activity stock was $9,000 and $0 at December 31, 2024 and 2023, respectively. The FHLB stock is carried at cost and is recorded in common stocks on the statutory statements of admitted assets, liabilities and capital and surplus.

(18) Surplus Notes

In September 1995, the Company issued surplus notes with a face value of $125,000, at 8.25%, due in September 2025. The surplus notes were issued pursuant to Rule 144A under the Securities Act of 1993, underwritten by Goldman, Sachs & Co. and CS First Boston, and are administered by the Company as registrar/paying agent. At December 31, 2024 and 2023, the balance of the surplus notes was $118,000.

The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the Company. All payments of interest and principal on the notes are subject to the approval of the Minnesota Department of Commerce. The accrued interest was $2,832 as of December 31, 2024 and 2023. The interest paid in 2024, 2023 and 2022 was $9,735. The total accumulated interest paid over the life of the note as of December 31, 2024 was $296,544. Interest is included in net investment income in the statutory statements of operations.

(Continued)

51

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(19) Retrospectively Rated Contracts

The Company estimates accrued retrospective premium adjustments for its group life and accident and health insurance business through a mathematical approach using an algorithm of the financial agreements in place with clients.

The amount of net premiums written by the Company at December 31, 2024 that are subject to retrospective rating features was $587,096 which represented 32.5% of the total net premiums written for group life and accident and health. No other net premiums written by the Company are subject to retrospective rating features.

(20) Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

Individual Annuities

December 31, 2024	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of total
Subject to discretionary withdrawal:
With market value adjustment	$1,116,160	$243,580	$—	$1,359,740	15.1%
At book value less current surrender charges of 5% or more	677,934	—	—	677,934	7.6%
At fair value	—	21,826	4,948,905	4,970,731	55.4%
Total with market value adjustment or at fair value	1,794,094	265,406	4,948,905	7,008,405	78.1%
At book value without adjustment	1,014,352	—	—	1,014,352	11.3%
Not subject to discretionary withdrawal	912,958	22,876	13,939	949,773	10.6%
Total, gross	3,721,404	288,282	4,962,844	8,972,530	100.0%
Reinsurance ceded	392,881	—	—	392,881
Total, net	$3,328,523	$288,282	$4,962,844	$8,579,649
Amount included at book value less current surrender charges of 5% or more that will move to at book value without adjustment in the year after the report date	$8,950	$—	$—	$8,950

(Continued)

52

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(20) Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics (Continued)

Group Annuities

December 31, 2024	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of total
Subject to discretionary withdrawal:
With market value adjustment	$3,319,388	$—	$—	$3,319,388	12.2%
At book value less current surrender charges of 5% or more	—	—	—	—	0.0%
At fair value	—	—	19,171,494	19,171,494	70.6%
Total with market value adjustment or at fair value	3,319,388	—	19,171,494	22,490,882	82.8%
At book value without adjustment	11,805	—	—	11,805	0.0%
Not subject to discretionary withdrawal	4,658,249	—	—	4,658,249	17.2%
Total, gross	7,989,442	—	19,171,494	27,160,936	100.0%
Reinsurance ceded	1,048,013	—	18,450,039	19,498,052
Total, net	$6,941,429	$—	$721,455	$7,662,884
Amount included at book value less current surrender charges of 5% or more that will move to at book value without adjustment in the year after the report date	$—	$—	$—	$—

Deposit Type Contracts

	General	Separate account with	Separate account non-
December 31, 2024	account	guarantees	guaranteed	Total	% of total
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	0.0%
At book value less current surrender charges of 5% or more	—	—	—	—	0.0%
At fair value	—	—	—	—	0.0%
Total with market value adjustment or at fair value	—	—	—	—	0.0%
At book value without adjustment	1,113,524	—	—	1,113,524	67.2%
Not subject to discretionary withdrawal	544,517	—	—	544,517	32.8%
Total, gross	1,658,041	—	—	1,658,041	100.0%
Reinsurance ceded	16,450	—	—	16,450
Total, net	$1,641,591	$—	$—	$1,641,591
Amount included at book value less current surrender charges of 5% or more that will move to at book value without adjustment in the year after the report date	$—	$—	$—	$—

(Continued)

53

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(20) Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics (Continued)

Deposit Type Contracts (Continued)

As of December 31, 2024:

Amount
Life and Accident and Health Annual Statement:
Annuities	$10,266,284
Supplementary contracts with life contingencies	3,669
Deposit-type contracts	1,641,591
Total reported on Life and Accident and Health Annual Statement	11,911,544
Annual Statement of the Separate Accounts:
Exhibit 3 line 0299999, column 2	24,422,620
Total reported on the Annual Statement of the Separate Accounts	24,422,620
Combined total	$36,334,164

(21) Analysis of Life Actuarial Reserves by Withdrawal Characteristics

	General account
		Cash
December 31, 2024	Account value	value	Reserve
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$—	$148	$1,178
Universal life	1,069,059	1,113,903	1,634,236
Universal life with secondary guarantees	201,809	192,383	636,757
Indexed universal life	7,197,844	6,895,120	8,013,203
Indexed universal life with secondary guarantees	1,545,071	1,360,026	2,128,808
Indexed life	—	—	—
Other permanent cash value life insurance	—	982,697	1,233,058
Variable life	166,606	97,831	336,988
Variable universal life	63,688	63,688	63,688
Miscellaneous reserves	2,968,863	2,623,734	2,968,863
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	1,043,443
Accidental death benefits	—	—	23
Disability – active lives	—	—	23,204
Disability – disabled lives	—	—	417,452
Miscellaneous reserves	—	—	280,232
Total	13,212,940	13,329,530	18,781,133
Reinsurance ceded	—	—	2,657,716
Net total	$13,212,940	$13,329,530	$16,123,417

(Continued)

54

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)

(in thousands)

(21) Analysis of Life Actuarial Reserves by Withdrawal Characteristics (Continued)

Separate account - non-guaranteed
Cash
December 31, 2024	Account value	value	Reserve
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$—	$—	$—
Universal life	—	—	—
Universal life with secondary guarantees	—	—	—
Indexed universal life	—	—	—
Indexed universal life with secondary guarantees	—	—	—
Indexed life	—	—	—
Other permanent cash value life insurance	—	—	—
Variable life	4,571,901	4,330,620	4,427,096
Variable universal life	353,701	353,701	353,701
Miscellaneous reserves	—	—	—
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	—
Accidental death benefits	—	—	—
Disability – active lives	—	—	—
Disability – disabled lives	—	—	—
Miscellaneous reserves	—	—	—
Total	4,925,602	4,684,321	4,780,797
Reinsurance ceded	—	—	—
Net total	$4,925,602	$4,684,321	$4,780,797
Grand total	$18,138,542	$18,013,851	$20,904,214

(Continued)

55

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(21)	Analysis of Life Actuarial Reserves by Withdrawal Characteristics (Continued)

As of December 31, 2024:

Amount
Life and Accident and Health Annual Statement:
Exhibit 5, Life insurance section, total (net)	$13,556,447
Exhibit 5, Accidental death benefits sections, total (net)	12
Exhibit 5, Disability – active lives section, total (net)	8,191
Exhibit 5, Disability – disabled lives section, total (net)	362,705
Exhibit 5, Miscellaneous reserves section, total (net)	2,196,062
Subtotal	16,123,417
Separate Accounts Annual Statement:
Exhibit 3 line 0199999, column 2	4,780,797
Exhibit 3 line 0499999, column 2	—
Exhibit 3 line 0599999, column 2	—
Subtotal	4,780,797
Combined total	$20,904,214

(22)	Premium and Annuity Considerations Deferred and Uncollected

Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2024 were as follows:

	Gross	Net of Loading
Ordinary new business	$11,781	$451
Ordinary renewal business	39,508	23,419
Credit life	102	102
Group life	463	459
Subtotal	51,854	24,431
Premiums due and unpaid	156,688	136,627
Portion of due and unpaid over 90 days	(887)	(887)
Net admitted asset	$207,655	$160,171

(23)	Subsequent Events

Through March 27, 2025, the date these financial statements were issued, there were no material subsequent events that required recognition or additional disclosure in the Company’s financial statements.

56

MINNESOTA LIFE INSURANCE COMPANY
Schedule of Selected Financial Data
December 31, 2024
(in thousands)

Investment Income Earned:
U.S. Government bonds	$6,160
Other bonds (unaffiliated)	829,061
Bonds of affiliates	—
Preferred stocks (unaffiliated)	4,408
Preferred stocks of affiliates	—
Common stocks (unaffiliated)	15,574
Common stocks of affiliates	—
Mortgage loans	230,739
Real estate	20,806
Premium notes, policy loans and liens	41,788
Cash on hand and on deposit	(384)
Short-term investments	17,161
Other invested assets	51,878
Derivative instruments	3,040
Aggregate write-ins for investment income	(675)
Gross investment income	$1,219,556

Real Estate Owned - Book Value less Encumbrances	$43,402

Mortgage Loans - Book Value:
Farm mortgages	$—
Residential mortgages	—
Commercial mortgages	5,777,094
Total mortgage loans	$5,777,094

Mortgage Loans By Standing - Book Value:
Good standing	$5,768,501
Good standing with restructured terms	$8,593
Interest overdue more than 90 days, not in foreclosure	$—
Foreclosure in process	$—

Other Long Term Assets - Statement Value	$1,594,279

Collateral Loans	$—

Bonds and Stocks of Parents, Subsidiaries and Affiliates - Book Value:
Bonds	$—
Preferred stocks	$—
Common stocks	$546,243

(Continued)

57

MINNESOTA LIFE INSURANCE COMPANY
Schedule of Selected Financial Data (Continued)
December 31, 2024
(in thousands)

Bonds, Short-Term Investments and Certain Cash Equivalents by Class and Maturity:
Bonds, Short-Term Investments and Certain Cash Equivalents by Maturity - Statement Value:
Due within one year or less	$2,121,659
Over 1 year through 5 years	5,632,407
Over 5 years through 10 years	4,510,109
Over 10 years through 20 years	3,884,579
Over 20 years	5,928,532
No maturity date	—
Total by maturity	$22,077,286

Bonds, Short-Term Investments and Certain Cash Equivalents by NAIC designation - Statement Value:
NAIC 1	$12,792,322
NAIC 2	8,758,243
NAIC 3	502,175
NAIC 4	16,813
NAIC 5	7,733
NAIC 6	—
Total by NAIC designation	$22,077,286

Total Bonds, Short-Term Investments and Certain Cash Equivalents Publicly Traded	$14,814,206
Total Bonds, Short-Term Investments and Certain Cash Equivalents Privately Placed	$7,263,080

Preferred Stocks - Statement Value	$91,795
Common Stocks - Market Value	$971,720
Short-Term Investments and Cash Equivalents - Book Value	$422,667
Options, Caps & Floors Owned - Statement Value	$993,521
Options, Caps & Floors Written and In Force - Statement Value	$(510,443)
Collar, Swap & Forward Agreements Open - Statement Value	$(25,469)
Futures Contracts Open - Current Value	$—
Cash on Deposit	$(69,238)

Life Insurance In Force:
Industrial	$—
Ordinary	$67,229,424
Credit Life	$6,111,919
Group Life	$464,121,116

Amount of Accidental Death Insurance In Force Under Ordinary Policies	$20,962

Life Insurance Policies with Disability Provisions in Force:
Industrial	$—
Ordinary	$173,397
Credit Life	$26,370
Group Life	$858,154,119

58

MINNESOTA LIFE INSURANCE COMPANY
Schedule of Selected Financial Data (Continued)
December 31, 2024
(in thousands)

Supplementary Contracts in Force:
Ordinary - Not Involving Life Contingencies:
Amount on Deposit	$149,243
Income Payable	$21,751
Ordinary - Involving Life Contingencies:
Income Payable	$139
Group - Not Involving Life Contingencies:
Amount on Deposit	$57,600
Income Payable	$—
Group - Involving Life Contingencies:
Income Payable	$19,620

Annuities:
Ordinary:
Immediate - Amount of Income Payable	$111,022
Deferred - Fully Paid - Account Balance	$2,453,255
Deferred - Not Fully Paid - Account Balance	$4,844,926
Group:
Immediate - Amount of Income Payable	$384,456
Deferred - Fully Paid - Account Balance	$—
Deferred - Not Fully Paid - Account Balance	$—

Accident and Health Insurance - Premiums In Force:
Ordinary	$—
Group	$378,533
Credit	$64,435

Deposit Funds and Dividend Accumulations:
Deposit Funds - Account Balance	$1,412,475
Dividend Accumulations - Account Balance	$38,722

Claim Payments:
Group Accident and Health:
2024	$52,216
2023	$47,633
2022	$9,547
2021	$2,496
2020	$1,668
Prior	$2,236
Other Accident and Health:
2024	$—
2023	$51
2022	$—
2021	$—
2020	$—
Prior	$30
Other Coverages that use Developmental Methods to Calculate Claims Reserves:
2024	$5,061
2023	$5,381
2022	$2,329
2021	$1,259
2020	$735
Prior	$432

See accompanying independent auditors’ report

59

MINNESOTA LIFE INSURANCE COMPANY
Schedule of Supplemental Investment Risks Interrogatories
December 31, 2024
(in thousands)

1.)	Total admitted assets (excluding separate accounts):	$33,942,015

2.)	10 Largest exposures to a single issuer/borrower/investment:

Issuer	Amount	Percentage
FNMA - Loan Backed Securities	$630,540	1.9%
Securian Life Insurance Co	$546,243	1.6%
FHLMC - Loan Backed Securities	$482,268	1.4%
Berkshire Hathaway Inc.	$209,472	0.6%
Allied Solutions LLC	$175,400	0.5%
Sempra	$123,055	0.4%
Blue Owl Capital Inc	$116,800	0.3%
Duke Energy Corporation	$105,996	0.3%
Bain Capital LP	$97,825	0.3%
Pfizer Inc.	$97,696	0.3%

3.)	Total admitted assets held in bonds and preferred stocks by NAIC rating:

Bonds	Amount	Percentage	Stocks	Amount	Percentage
NAIC-1	$12,792,322	37.7%	P/RP-1	$78,025	0.2%
NAIC-2	$8,758,243	25.8%	P/RP-2	$13,424	0.0%
NAIC-3	$502,175	1.5%	P/RP-3	$—	0.0%
NAIC-4	$16,813	0.0%	P/RP-4	$253	0.0%
NAIC-5	$7,733	0.0%	P/RP-5	$93	0.0%
NAIC-6	$—	0.0%	P/RP-6	$—	0.0%

4.)	Assets held in foreign investments:

	Amount	Percentage
Total admitted assets held in foreign investments:	$2,214,774	6.5%
Foreign-currency denominated investments of:	$—	0.0%
Insurance liabilities denominated in that same foreign currency:	$—	0.0%

5.)	Aggregate foreign investment exposure categorized by NAIC sovereign rating:

	Amount	Percentage
Countries rated by NAIC-1	$2,177,306	6.4%
Countries rated by NAIC-2	$7,667	0.0%
Countries rated by NAIC-3 or below	$29,801	0.1%

(Continued)

60

MINNESOTA LIFE INSURANCE COMPANY
Schedule of Supplemental Investment Risks Interrogatories (Continued)
December 31, 2024
(in thousands)

6.)	Two largest foreign investment exposures to a single country, categorized by the country's NAIC sovereign rating:

Sovereign Rating	Country	Amount	Percentage
Countries rated by NAIC-1	Australia	$565,142	1.7%
	United Kingdom	$453,905	1.3%

	Turks And Caicos
Countries rated by NAIC-2	Islands	$5,000	0.0%
	Mauritius	$938	0.0%

Countries rated by NAIC-3 or below	Liberia	$28,000	0.1%
	Guernsey	$1,801	0.0%

7.)	Aggregate unhedged foreign currency exposure:

Amount	Percentage
$98,499	0.3%

8.)	Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

	Amount	Percentage
Countries rated by NAIC-1	$97,998	0.3%
Countries rated by NAIC-2	$501	0.0%
Countries rated by NAIC-3 or below	$—	0.0%

9.)	Two largest unhedged foreign currency exposures to a single country, categorized by the country's NAIC sovereign rating:

Sovereign Rating	Country	Amount	Percentage
Countries rated by NAIC-1	United Kingdom	$49,370	0.1%
	France	$17,143	0.1%

Countries rated by NAIC-2	Hungary	$501	0.0%
		$—	0.0%
Countries rated by NAIC-3 or below		$—	0.0%
		—	0.0%

10.)	10 Largest non-sovereign foreign issues:

Issuer	NAIC Rating	Amount	Percentage
DCC PLC	2, 2YE	$66,000	0.2%
Futbol Club Barcelona SL	2PL	$65,000	0.2%
Aptiv Holdings Limited	2FE	$60,562	0.2%
CK Hutchison Holdings Ltd	2	$58,341	0.2%
Schwarz Group Gmbh	2	$56,010	0.2%
SA Power Networks	1	$54,462	0.2%
Yara International ASA	2FE	$51,336	0.2%
Vodafone Group Public Limited Company	2FE	$50,590	0.1%
TotalEnergies SE	1	$49,305	0.1%
Entrust	2	$47,000	0.1%

(Continued)

61

MINNESOTA LIFE INSURANCE COMPANY

Schedule of Supplemental Investment Risks Interrogatories (Continued)

December 31, 2024

(in thousands)

11.)	There were no admitted assets held in Canadian investments and unhedged Canadian currency exposures that exceeded 2.5% of the Company's total admitted assets.

12.)	There were no admitted assets held in investments with contractual sales restrictions exposures that exceeded 2.5% of the Company's total admitted assets.

13.)	Admitted assets held in the largest 10 equity interests:

Issuer	Amount	Percentage
Securian Life Insurance Co	$546,243	1.6%
Allied Solutions LLC	$175,400	0.5%
Charles River Funds	$51,148	0.2%
Genstar Capital Partners Funds	$43,869	0.1%
Threshold Ventures Funds	$38,790	0.1%
Gridiron Capital Funds	$38,744	0.1%
Lerer Hippeau Funds	$34,705	0.1%
AEA Investors LP Funds	$33,878	0.1%
PA Co-Investment Funds	$32,822	0.1%
Auquiline Funds	$25,134	0.1%

14.)	Admitted assets held in nonaffiliated, privately place equities:

	Amount	Percentage
Aggregate statement value of investments held in nonaffiliated privately placed equities	$1,147,982	3.4%

3 Largest investments held in nonaffiliated, privately placed	Amount	Percentage
Charles River Funds	$51,148	0.2%
Genstar Capital Partners Funds	$43,869	0.1%
Threshold Ventures Funds	$38,790	0.1%

10 Largest fund managers	Total Invested	Diversified	Non- Diversified
Dreyfus Treasury Obligations Cash
Management	$178,154	$178,154	$—
BlackRock Funds	$79,140	$43,161	$35,979
Charles River Funds	$51,148	$—	$51,148
Invesco Funds	$48,194	$48,194	$—
Genstar Capital Partners Funds	$43,869	$—	$43,869
Charles Schwab Corp	$43,193	$43,193	$—
Threshold Ventures Funds	$38,790	$—	$38,790
Gridiron Capital Funds	$38,744	$—	$38,744
Carlyle Tactical Private Credit Fund	$35,450	$35,450	$—
Lerer Hippeau Funds	$34,705	$—	$34,705

(Continued)

62

MINNESOTA LIFE INSURANCE COMPANY
Schedule of Supplemental Investment Risks Interrogatories (Continued)
December 31, 2024
(in thousands)

15.)	There were no admitted assets held in general partnership interests that exceeded 2.5% of the Company's total admitted assets

16.)	Admitted assets held in mortgage loans:

10 Largest Annual Statement Schedule B aggregate mortgage interests:

Issuer	Type	Amount	Percentage
IRET Apartment Portfolio	Commercial	$54,900	0.2%
Massry Portfolio	Commercial	$54,149	0.2%
Hudson Square South Apartments	Commercial	$47,500	0.1%
Meritex-Atlanta	Commercial	$41,948	0.1%
Wilshire Union Shopping Center	Commercial	$40,339	0.1%
Colonnade at Union Mill	Commercial	$38,000	0.1%
Towers of Colonie Apartments	Commercial	$34,635	0.1%
The Westchester Shopping Center	Commercial	$32,671	0.1%
Wharton Industrial Portfolio	Commercial	$32,428	0.1%
Glenpointe East & Atrium	Commercial	$30,110	0.1%

Admitted assets held in the following categories of mortgage loans:

Category	Amount	Percentage
Construction loans	$—	0.0%
Mortgage loans over 90 days past due	$—	0.0%
Mortgage loans in the process of foreclosure	$—	0.0%
Mortgage loans foreclosed	$—	0.0%
Restructured mortgage loans	$8,593	0.0%

17.)	Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

Loan-to-Value	Residential		Commercial		Agricultural
Above 95%	$—	0.0%	$—	0.0%	$—	0.0%
91% to 95%	$—	0.0%	$8,593	0.0%	$—	0.0%
81% to 90%	$—	0.0%	$—	0.0%	$—	0.0%
71% to 80%	$—	0.0%	$—	0.0%	$—	0.0%
below 70%	$—	0.0%	$5,768,501	17.0%	$—	0.0%

18.)	There were no assets that exceeded 2.5% of the Company's total admitted assets held in each of the five largest investments in one parcel or group of contiguous parcels of real estate reported in the Annual Statement Schedule A.

(Continued)

63

MINNESOTA LIFE INSURANCE COMPANY
Schedule of Supplemental Investment Risks Interrogatories (Continued)
December 31, 2024
(in thousands)

19.)	There were no admitted assets held in investments held in mezzanine real estate loans that exceeded 2.5% of the Company's total admitted assets.

20.)	Total admitted assets subject to the following types of agreements:

			At End of Each Quarter
Agreement Type	At Year End		1st Qtr	2nd Qtr	3rd Qtr
Securities lending	$—	0.0%	$—	$—	$—
Repurchase	$—	0.0%	$—	$—	$—
Reverse repurchase	$—	0.0%	$—	$—	$—
Dollar repurchase	$—	0.0%	$—	$—	$—
Dollar reverse repurchase	$—	0.0%	$—	$—	$—

21.)	Warrants not attached to other financial instruments, options, caps, and floors:

	Owned		Written
Hedging	$—	0.0%	$—	$—
Income generation	$—	0.0%	$—	$—
Other	$—	0.0%	$—	$—

22.)	Potential exposure for collars, swaps and forwards:

			At End of Each Quarter
	At Year End		1st Qtr	2nd Qtr	3rd Qtr
Hedging	$1,492	0.0%	$1,967	$1,352	$1,616
Income generation	$—	0.0%	$—	$—	$—
Replications	$—	0.0%	$—	$—	$—
Other	$3,544	0.0%	$1,064	$2,074	$2,047

23.)	Potential exposure for future contracts:

			At End of Each Quarter
	At Year End		1st Qtr	2nd Qtr	3rd Qtr
Hedging	$44,865	0.1%	$31,298	$30,084	$39,279
Income generation	$—	0.0%	$—	$—	$—
Replications	$—	0.0%	$—	$—	$—
Other	$—	0.0%	$—	$—	$—

See accompanying independent auditors’ report

64

MINNESOTA LIFE INSURANCE COMPANY
Summary Investment Schedule
December 31, 2024

Investment Categories	Gross Investment Holdings		Admitted Assets
Long-term bonds
US governments	$286,852	0.87%	$286,852	0.87%
All other governments	—	—%	—	—%
US states, territories and possessions, etc. guaranteed	327	—%	327	—%
US political subdivisions of states, territories, and possessions, guaranteed	3,746	0.01%	3,746	0.01%
US special revenue and special assessment obligations, etc. non-guaranteed	1,425,831	4.33%	1,425,831	4.33%
Industrial and miscellaneous	20,108,385	61.10%	20,108,385	61.12%
Hybrid securities	14,355	0.05%	14,355	0.04%
Total long-term bonds	$21,839,496	66.36%	$21,839,496	66.37%

Preferred stocks
Industrial and miscellaneous (unaffiliated)	$91,795	0.28%	$91,795	0.28%
Total preferred stocks	$91,795	0.28%	$91,795	0.28%

Common stocks
Industrial and miscellaneous publicly traded (unaffiliated)	$204,274	0.62%	$204,274	0.62%
Industrial and miscellaneous other (unaffiliated)	25,564	0.08%	25,564	0.08%
Parents, subsidiaries and affiliates other	546,253	1.66%	546,243	1.66%
Mutual funds	43,297	0.13%	43,297	0.13%
Exchange Traded Funds	152,342	0.46%	152,342	0.46%
Total common stocks	$971,730	2.95%	$971,720	2.95%

Mortgage loans
Commercial mortgages	$5,777,094	17.55%	$5,777,094	17.56%
Valuation allowance	—	—%	—	—%
Total mortgage loans	$5,777,094	17.55%	$5,777,094	17.56%

Real estate
Properties occupied by the company	$43,402	0.13%	$43,402	0.13%
Total real estate	$43,402	0.13%	$43,402	0.13%

Cash, cash equivalents and short-term investments
Cash	$(69,239)	(0.21)%	$(69,239)	(0.21)%
Cash equivalents	422,668	1.29%	422,668	1.29%
Short-term investments	—	—%	—	—%
Total cash, cash equivalents and short-term investments	$353,429	1.08%	$353,429	1.08%

Policy loans	$1,144,714	3.48%	$1,140,199	3.47%

Derivatives	$1,000,352	3.04%	$1,000,352	3.04%

Other invested assets	$1,600,295	4.86%	$1,594,278	4.85%

Receivable for securities	$89,599	0.27%	$89,597	0.27%

Total invested assets	$32,911,906	100.00%	$32,901,362	100.00%

See accompanying independent auditors’ report

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MINNESOTA LIFE INSURANCE COMPANY

Schedule of Supplemental Reinsurance Risks Interrogatories
December 31, 2024

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1.	Has Minnesota Life Insurance Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, and includes a provision that limits the reinsurer’s assumption of significant risks identified in Appendix A-791?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or other provisions that result in similar effects.

Yes   ☐   No   ☒

If yes, indicate the number of reinsurance contracts to which such provisions apply:

If yes, indicate if deposit accounting was applied for all contracts subject to Appendix A-791 that limit significant risks.

Yes   ☐   No   ☐   N/A   ☒

2.	Has Minnesota Life Insurance Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or other provisions that result in similar effects.

Yes   ☒   No   ☐

If yes, indicate the number of reinsurance contracts to which such provisions apply:	1

If yes, indicate whether the reinsurance credit was reduced for the risk-limiting features.

Yes   ☐   No   ☐   N/A   ☒

N/A as the reinsurance contract did not result in a reinsurance credit.

3.	Does Minnesota Life Insurance Company have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which may result in delays in payment in form or in fact:

a.	Provisions that permit the reporting of losses to be made less frequently than quarterly;
b.	Provisions that permit settlements to be made less frequently than quarterly;
c.	Provisions that permit payments due from the reinsurer to not be made in cash within ninety (90) days of the settlement date (unless there is no activity during the period); or
d.	The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.

Yes   ☐   No   ☒

(Continued)

66

MINNESOTA LIFE INSURANCE COMPANY

Schedule of Supplemental Reinsurance Risks Interrogatories (Continued)

December 31, 2024

4.	Has Minnesota Life Insurance Company reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61R?

Type of contract	Response:	Identify reinsurance contract(s)	Has the insured event(s) triggering contract cover been recognized
Assumption reinsurance – new for the reporting period	Yes ☐ No		N/A
Non-proportional reinsurance, which does not result in significant surplus relief	Yes ☐ No		Yes ☐ No ☐ N/A ☒

5.	Has Minnesota Life Insurance Company ceded any risk, which is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statements, and either:

a.	Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under generally accepted accounting principles (GAAP); or

Yes   ☐   No   ☒   N/A   ☐

a.	Accounted for that contract as reinsurance under GAAP and as a deposit under SAP?

Yes   ☐    No   ☒   N/A   ☐

If the answer to item (a) or item (b) is yes, include relevant information regarding GAAP to SAP differences from the accounting policy footnote to the audited statutory-basis financial statements to explain why the contract(s) is treated differently for GAAP and SAP below:

See accompanying independent auditors’ report

67